LAZARDFunds
      ANNUAL REPORT
      DECEMBER 31, 1998




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THE LAZARD FUNDS, INC.

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BOARD OF DIRECTORS
------------------
JOHN J. BURKE               RETIRED VICE CHAIRMAN, MONTANA POWER COMPANY

KENNETH S. DAVIDSON         PRIVATE INVESTOR

NORMAN EIG                  VICE CHAIRMAN, LAZARD FRERES & CO. LLC

CARL FRISCHLING             SENIOR PARTNER, KRAMER, LEVIN, NAFTALIS, NESSEN,
                            KAMIN & FRANKEL

HERBERT W. GULLQUIST        VICE CHAIRMAN, LAZARD FRERES & CO. LLC

WILLIAM KATZ                PRESIDENT AND CHIEF OPERATING OFFICER, BBDO NEW YORK

LESTER Z. LIEBERMAN         PRIVATE INVESTOR

RICHARD REISS, JR.          MANAGING PARTNER, GEORGICA ADVISERS, LLC

JOHN RUTLEDGE               PRESIDENT, RUTLEDGE AND COMPANY


OFFICERS
--------

NORMAN EIG                  CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST        PRESIDENT

WILLIAM G. BUTTERLY, III    VICE PRESIDENT AND SECRETARY

JAMES GIALLANZA             TREASURER


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THE LAZARD FUNDS, INC.

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TABLE OF CONTENTS
Overview ...............................................      2
Growth Charts ..........................................      5
Performance Table ......................................     11
Portfolio of Investments
   Lazard Equity Portfolio .............................     14
   Lazard Mid Cap Portfolio ............................     17
   Lazard Small Cap Portfolio ..........................     19
   Lazard Bantam Value Portfolio .......................     23
   Lazard Global Equity Portfolio ......................     25
   Lazard International Equity Portfolio ...............     27
   Lazard International Small Cap Portfolio ............     29
   Lazard Emerging Markets Portfolio ...................     32
   Lazard Bond Portfolio ...............................     35
   Lazard High Yield Portfolio .........................     41
   Lazard International Fixed-Income Portfolio .........     45
   Lazard Strategic Yield Portfolio ....................     54
   Notes to Portfolios of Investments ..................     66
Statements of
   Assets and Liabilities ..............................     70
   Operations ..........................................     72
   Changes in Net Assets ...............................     74
Financial Highlights ...................................     80
Notes to Financial Highlights ..........................     92
Notes to Financial Statements ..........................     93
Report of Independent Auditors .........................     99
Tax Information (unaudited) ............................    100


                                                                              1


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THE LAZARD FUNDS, INC.
OVERVIEW

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The record-breaking merger and acquisition activity that began 1998 was briefly, if dramatically, interrupted by extreme volatility following the devaluation of the Russian ruble in late August. This devaluation led to the unraveling of the hedge fund industry, with highly sophisticated, highly leveraged players developing stunning losses. This crisis-within-a-crisis further upset the U.S. market, and the temporary loss of confidence was at least as perilous as the devaluation that inspired it. When the market finally regained momentum, it was partially due to the re-emergence of more merger and acquisition activity. While spring had brought the remarkable union of Chrysler and Daimler-Benz, few could have foreseen the unbelievable fourth quarter union of Deutsche Bank and Bankers Trust, nor the Herculean joining of Exxon and Mobil. Encouraged by these remarkable mergers, the Dow shot back up to 9000 and investors regained much of their lost confidence. As capital markets have once again asserted many of their fundamental strengths, analysts and consultants are scrambling to make sense of it all. What lessons are to be derived from the volatility? Have we truly averted a crisis, or merely postponed its arrival on our shores? And how do the latest mergers figure into the picture? The analyses have been diverse, with some analysts predicting a soft landing for the economy, while the economic Cassandras augur disaster. Despite the panicky headlines, it's our belief that 1998 didn't so much introduce risk into the general economy as much as it reminded investors of the risk that has always been inherent in financial markets. The real question this poses to investors is, how does one protect one's money? And what areas of the market will be able to maintain a reasonable degree of stability?

EUROPE
Throughout 1998, Europe prepared for the inception of its single currency, the Euro, with remarkable cross-border merger and acquisition activity. European Daimler-Benz's decision to reach across the Atlantic to "merge" with American car manufacturer Chrysler (the action more closely resembled an acquisition) set the pace for a large number of equally stunning corporate unions. All of this was only briefly interrupted by the currency crisis in Russia before European companies continued with an impressive show of corporate consolidations. Such unions are underpinned by what can only be described as a new global paradigm. Governments of industrialized countries have turned away from state-operated socialist programs and have begun to solve economic development problems by more aggressively undertaking capital, trade, labor and currency deregulation as well as by privatizing enterprises that have long been public. The result has been intense competition. Deregulated Europe is becoming less an aggregate of separate markets and more one, sprawling market in which all companies compete for both customers and capital. Moreover, with one European currency, the Euro, consumers may more easily compare prices with their neighbors. To attract capital, companies must generate competitive returns, not just relative to peers within


2


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THE LAZARD FUNDS, INC.
OVERVIEW (CONTINUED)

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their own country, but to industry peers across the globe as well. For example, a French investor today should buy the most promising company within the global automobile industry, not the most promising auto stock in France alone. Amidst the changing environment, the typical focus of bottom-up investing--corporate accounting, cash flow, and emerging competition-- will be crucial.

JAPAN
In 1998, Japan watched helplessly as countless economic reforms failed to effect real change. The early summer rescue of the Yen by the U.S. Treasury did little to reassure investors, and ultimately resulted in the Prime Minister's resignation in July. Japanese corporations continue to be characterized by lifetime employment, close links to the ruling party, minimal transparency, and murky accounting. However, by the fourth quarter it was clear that at least some of the newer reforms introduced by Hashimoto's successor, Obuchi, were slowly taking effect, and many analysts are watching Japan expectantly. With the valuations of Japanese corporations at record lows, and with reforms being taken more seriously, the hope is that Japan will be able to raise itself from its current malaise. In light of volatility in the U.S. markets, Japan is also being regarded as having the potential to outperform, particularly if the U.S. economy is damaged by crises in neighboring Latin America. In this uncertain but potentially rewarding environment, bottom-up stock picking with an emphasis on thorough research and one-on-one meetings with management will be crucial.

UNITED STATES
The volatility of late summer took many investors by surprise, as the Dow fell over 500 points in a single day following the devaluation of the ruble. One of the more stunning effects of the ruble's fall was the collapse of hedge fund management team Long-Term Capital Management, Inc. ("LTCM"). Requiring a $3.65 billion bailout by a consortium of investment banks, LTCM's collapse recalled, in its magnitude, the disastrous hubris displayed by the previous decade's similarly-fated financial risk-takers. The shock waves created by the hedge fund industry's downfall caused investors to seek security in large cap stocks, which, in turn, resulted in a rocky environment for small and mid capitalization stocks. Following the Dow's surging comeback after a shaky fourth quarter beginning, S&P 500 stocks continue to be the best performing asset class in the world, spurred further by low inflation, interest rate cuts from the Federal Reserve, strong economic growth, and the advantage of a decade of corporate restructuring. The most recent flurry of merger and acquisition activity has benefited small and mid cap stocks, since it is those undervalued stocks which tend to be taken over. In light of the continuing M&A phenomenon, a focus on thoroughly knowing undervalued small and mid cap companies will be beneficial.

CONCLUSION
Insofar as we watched the most elaborate investments collapse, while most of the more conservative investments


                                                                               3


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THE LAZARD FUNDS, INC.
OVERVIEW (CONTINUED)

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regained their earnings for the year, the lesson would seem clear. That is, sometimes, the simplest things are the best constructed. In a turbulent environment, we place our faith in the plain logic of investing in undervalued companies that have strong management teams and real growth potential. Admittedly, our emphasis on researching and understanding individual companies (in an era when many investors are chasing internet companies based on pro-jected earnings for the year 2010) might be considered old-fashioned. Indeed, it's not an elaborate plan--more like the investment process stripped down to its most basic level. Which is why, when the markets turn volatile, we don't have to move our clients' investments from company to company in search of a safer place to put the money. It's already there.


4


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THE LAZARD FUNDS, INC.
GROWTH CHARTS

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LAZARD EQUITY PORTFOLIO

The Lazard Equity Portfolio seeks long-term capital appreciation through investing primarily in equity securities of relatively large U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
       LAZARD EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX


            [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]


                        LEP                 S&P 500
Dec-88               10,000.00             10,000.00
Jan-89               10,629.84             10,732.30
Feb-89               10,591.09             10,464.85
Mar-89               10,726.74             10,709.00
Apr-89               11,221.20             11,265.01
May-89               11,736.56             11,720.79
Jun-89               11,561.53             11,654.33
Jul-89               12,389.38             12,706.60
Aug-89               12,643.02             12,955.02
Sep-89               12,584.49             12,902.42
0ct-89               12,174.51             12,602.82
Nov-89               12,272.38             12,859.80
Dec-89               12,364.65             13,168.56
Jan-90               11,613.15             12,284.42
Feb-90               11,843.61             12,442.65
Mar-90               12,134.19             12,772.38
Apr-90               11,703.23             12,453.71
May-90               12,547.79             13,668.07
Jun-90               12,497.52             13,575.81
Jul-90               12,487.37             13,532.23
Aug-90               11,357.65             12,309.05
Sep-90               10,752.45             11,709.97
Oct-90               10,771.77             11,660.08
Nov-90               11,480.44             12,413.79
Dec-90               11,780.05             12,759.64
Jan-91               12,250.02             13,315.32
Feb-91               13,159.32             14,267.63
Mar-91               13,302.36             14,613.20
Apr-91               13,281.46             14,647.83
May-91               13,701.63             15,279.74
Jun-91               13,076.50             14,579.77
Jul-91               13,691.56             15,259.34
Aug-91               14,266.75             15,620.83
Sep-91               14,071.60             15,359.49
Oct-91               14,236.08             15,565.92
Nov-91               13,485.73             14,938.77
Dec-91               15,023.46             16,647.32
Jan-92               15,181.73             16,337.18
Febo92               15,583.50             16,548.75
Mar-92               15,108.69             16,226.88
Apt-92               15,039.82             16,703.30
May-92               15,015.40             16,785.14
Jun-92               14,417.23             16,535.38
Jul-92               14,828.32             17,210.85
Aug-92               14,412.35             16,858.54
Sep-92               14,632.57             17,056.63
Oct-92               14,878.69             17,115.48
Nov-92               15,590.71             17,698.26
Dec-92               15,813.32             17,915.42
Jan-93               16,111.21             18,065.19
Feb-93               16,297.40             18,311.42
Mar-93               17,004.90             18,697.79
Apr-93               16,659.24             18,245.86
May-93               17,094.69             18,733.94
Jun-93               17,194.23             18,788.83
Jul-93               17,228.22             18,713.30
Aug-93               17,868.20             19,423.28
Sep-93               17,842.60             19,274.31
0ct-93               18,566.57             19,673.09
Nov-93               18,425.23             19,485.61
Dec-93               18,757.37             19,721.19
Jan-94               19,702.67             20,391.71
Feb-94               19,446.09             19,838.28
Mar-94               18,595.32             18,973.33
Apr-94               18,905.92             19,216.57
May-94               19,130.12             19,531.91
Jun-94               18,683.97             19,053.18
Jul-94               19,341.64             19,678.89
Aug-94               20,209.71             20,485.72
Sep-94               19,884.18             19,984.85
Oct-94               20,164.01             20,433.91
Nov-94               19,443.38             19,689.70
Dec-94               19,550.66             19,981.70
Jan-95               19,877.69             20,499.83
Feb-95               20,745.03             21,298.71
Mar-95               21,327.99             21,927.23
Apr-95               21,922.44             22,572.99
May-95               22,835.28             23,475.23
Jun-95               23,548.44             24,020.56
Jul-95               24,442.45             24,817.08
Aug-95               24,814.52             24,879.37
Sep-95               25,673.15             25,929.28
Oct-95               25,501.28             25,836.71
Nov-95               26,679.37             26,970.95
Dec-95               26,918.97             27,490.41
Jan-96               27,846.68             28,426.18
Feb-96               28,635.23             28,689.69
Mar-96               28,867.15             28,965.97
Apr-96               29,486.40             29,392.93
May-96               29.837.81             30,150.97
Jun-96               29.534.32             30,265.85
Jul-96               27,927.63              28928.7O
Aug-96               28,872.97             29,538.81
Sep-96               29,914.45             31,201.26
0ct-96               30,631.84             32,061.79
Nov-96               32,698.73             34,485.34
Dec-96               32,278.93             33,802.18
Jan-97               33,822.41             35,914.14
Feb-97               34,225.06             36,195.71
Mar-97               32,950.01             34,708.43
Apr-97               33,939.85             36,780.52
May-97               36,323.78             39,019.72
Jun-97               37,516.40             40,767.80
Jul-97               40,327.58             44,011.70
Aug-97               38,918.12             41,546.16
Sep-97               40,609.47             43,821.64
Oct-97               38,286.00             42,358.00
Nov-97               39,577.99             44,318.75
Dec-97               40,389.22             45,079.71
Jan-98               40,328.61             45,578.29
Feb-98               43,219.33             48,865.39
Mar-98               45,766.40             51,367.79
Apr-98               46,110.06             51,884.55
May-98               44,897.36             50,992.14
Jun-98               45,710.00             53,063.44
Jul-98               44,530.68             52,495.66
Aug-98               37,481.47             44,895.34
Sep-98               38,845.80             47,775.37
0ct-98               42,998.42             51,663.81
Nov-98               45,621.32             54,796.70
Dec-98               47,379.56             57,957.93



LAZARD MID CAP PORTFOLIO

The Lazard Mid Cap Portfolio seeks long-term capital appreciation through investing primarily in equity securities of medium size U.S. companies in the range of the Russell Midcap Index that the Investment Manager believes are undervalued based on their return on total capital or equity.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
             LAZARD MID CAP PORTFOLIO AND THE RUSSELL MIDCAP INDEX


           [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]

                                    Lazard Midcap          Russell Midcap
             11-4-97                   $10000.00             $10000.00
             Nov-97                     $9990.00             $10033.30
             Dec-97                    $10274.67             $10309.21
             Jan-98                    $10284.68             $10115.40
             Feb-98                    $11145.91             $10906.42
             Mar-98                    $11656.64             $11423.39
             Apr-98                    $11696.70             $11451.95
             May-98                    $11115.87             $11097.51
             Jun-98                    $10915.78             $11251.21
             Jul-98                    $10174.60             $10714.64
             Aug-98                     $8674.86              $9000.83
             Sep-98                     $9095.59              $9583.37
             Oct-98                     $9536.73             $10236.86
             Nov-98                    $10128.01             $10721.57
             Dec-98                    $10650.11             $11350.39


     PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.


                                                                               5


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THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD SMALL CAP PORTFOLIO


The Lazard Small Cap Portfolio seeks long-term capital appreciation through investing primarily in equity securities of small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their return on total capital or equity.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
             LAZARD SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX


          [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]


               LSCP        Russell 2000
10-30-91      10000            10000
Nov-91        9720             9537.2
Dec-91        10453.51        10300.37
Jan-92        11316.28        11135.73
Feb-92        11827.92        11460.78
Mar-92        11827.92        11072.95
Apr-92        11547.02        10684.29
May-92        11557.05        10826.39
Jun-92        10955.12        10317.65
Jul-92        11256.09        10676.30
Aug-92        10935.06        10374.37
Sep-92        11015.32        10613.29
Oct-92        11547.02        10948.25
Nov-92        12560.27        11786.66
Dec-92        13041.26        12196.96
Jan-93        13443.15        12609.46
Feb-93        13563.71        12318.69
Mar-93        14216.78        12718.30
Apr-93        13885.23        12368.68
May-93        14528.25        12915.74
Jun-93        14920.09        12995.95
Jul-93        15045.6         13175.42
Aug-93        15925.82        13744.34
Sep-93        16232.87        14132.20
Oct-93        16386.4         14496.11
Nov-93        16171.46        14023.83
Dec-93        16965.56        14503.02
Jan-94        17588.15        14957.40
Feb-94        17599.26        14903.10
Mar-94        16765.44        14118.16
Apr-94        16743.2         14201.88
May-94        16787.67        14042.11
Jun-94        16598.67        13568.33
Jul-94        16947.64        13791.39
Aug-94        17926.49        14559.57
Sep-94        17926.49        14510.21
Oct-94        17641.94        14451.59
Nov-94        16754.15        13867.6
Dec-94        17310.35        14238.84
Jan-95        17237.97        14059
Feb-95        17973.81        14644.28
Mar-95        18408.08        14895.28
Apr-95        18794.09        15226.25
May-95        19348.99        15487.99
Jun-95        20217.52        16291.51
Jul-95        21146.93        17229.9
Aug-95        21255.63        17586.39
Sep-95        21267.7         17900.48
Oct-95        20047.92        17099.97
Nov-95        20893.31        17818.34
Dec-95        21036.36        18288.39
Jan-96        21221.01        18268.64
Feb-96        22012.35        18838.07
Mar-96        22408.01        19221.43
Apr-96        23283.42        20249.2
May-96        24063.06        21047.22
Jun-96        23375.92        20183.02
Jul-96        21697.72        18420.23
Aug-96        23098.42        19489.71
Sep-96        23930.92        20251.37
Oct-96        24142.34        19939.3
Nov-96        25582.69        20760.8
Dec-96        26070.43        21304.94
Jan-97        26819.74        21730.61
Feb-97        26720.78        21203.64
Mar-97        25745.26        20203.04
Apr-97        26494.57        20259.41
May-97        29083.24        22513.27
Jun-97        30426.21        23478.19
Jul-97        31942.47        24570.63
Aug-97        32621.18        25132.8
Sep-97        34108.55        26972.27
Oct-97        32765.58        25787.38
Nov-97        32621.09        25620.54
Dec-97        33384.95        26068.89
Jan-98        33068.14        25657.53
Feb-98        35436.11        27554.65
Mar-98        36703.47        28691
Apr-98        36803.53        28849.66
May-98        34869.13        27295.82
Jun-98        33784.7         27353.14
Jul-98        31399.5         25138.9
Aug-98        25144.72        20257.43
Sep-98        25833.69        21842.78
Oct-98        27326.87        22733.52
Nov-98        28450.01        23924.53
Dec-98        29172.64        25404.98


LAZARD BANTAM VALUE PORTFOLIO

The Lazard Bantam Value Portfolio seeks long-term capital appreciation through investing primarily in equity securities of small U.S. companies with market capitalizations under $500 million that the Investment Manager believes are undervalued based on their return on total capital or equity.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
            LAZARD BANTAM VALUE PORTFOLIO AND THE RUSSELL 2000 INDEX



          [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]


               LBVP         Russell 2000
3-1-96        10000           10000
Mar-96        10630           10204
Apr-96        11450           10749.61
May-96        11880           11173.25
Jun-96        11770           10714.48
Jul-96        11160           9778.67
Aug-96        11930           10346.42
Sep-96        12210           10750.76
0ct-96        12730           10585.09
Nov-96        13310           11021.2
Dec-96        13329.42        11310.06
Jan-97        14082.31        11536.04
Feb-97        14050.5         11256.29
Mar-97        13520.29        10725.11
Apr-97        13265.79        10755.03
May-97        14979.59        11951.53
Jun-97        16012.29        12463.77
Jul-97        17131.96        13043.71
Aug-97        17849.41        13342.15
Sep-97        19284.32        14318.66
Oct-97        18490           13689.64
Nov-97        18121.17        13601.07
Dec-97        17853.1         13839.09
Jan-98        17204.8         13620.71
Feb-98        18813.08        14627.82
Mar-98        19897.73        15231.07
Apr-98        20022.4         15315.3
May-98        18700.87        14490.42
Jun-98        17853.72        14520.85
Jul-98        16507.55        13345.39
Aug-98        13202.74        10753.98
Sep-98        13745.37        11595.59
Oct-98        14376.28        12068.45
Nov-98        15550.83        12700.72
Dec-98        15385.37        13486.26


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.


6


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THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD GLOBAL EQUITY PORTFOLIO

The Lazard Global Equity Portfolio seeks long-term capital appreciation through investing primarily in the equity securities of relatively large companies, both U.S. and non-U.S., that the Investment Manager believes are undervalued based on their return on total capital or equity.



       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
          LAZARD GLOBAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL
                            INTERNATIONAL WORLD INDEX




          [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]

              LGEP          MSCI World
1-4-96       10000           10000
Jan-96       10010           10117.88
Feb-96       10170           10177.37
Mar-96       10310           10344.59
Apr-96       10430           10585.72
May-96       10460           10592.71
Jun-96       10530           10644.19
Jul-96       10160           10265.89
Aug-96       10290           10381.79
Sep-96       10620           10786.17
0ct-96       10720           10859.3
Nov-96       11570           11465.68
Dec-96       11578.38        11279.93
Jan-97       11550           11413.71
Feb-97       11749.84        11542.8
Mar-97       11679.24        11312.29
Apr-97       11911.21        11679.94
May~97       12451.39        12398.73
Jun-97       13215.21        13014.94
Jul-97       13717.46        13612.2
Aug-97       12974.56        12699.5
Sep-97       13780.24        13387.31
0ct-97       12900           12680.55
Nov-97       13131.5         12902.79
Dec-97       13345.5         13057.88
Jan-98       13592.23        13419.61
Feb-98       14500.62        14325.19
Mar-98       15442.66        14927.9
Apr-98       15610.88        15071.53
May-98       15644.52        14880.4
Jun-98       15779.06        15231.57
Jul-98       15768.02        15204.87
Aug-98       13454.85        13174.98
Sep-98       13193.29        13405.72
0ct-98       14349.02        14615.29
Nov-98       15211.4         15482.17
Dec-98       15627.28        16236.2


LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks long-term capital appreciation through investing primarily in the equity securities of non-U.S. companies that the Investment Manager believes are undervalued based on their return on total capital or equity.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL
              INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX


          [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]


               LIEP           MSCI
10-29-91     10000           10000
Nov-91       9990            9533.13
Dec-91       10319.15        10025.6
Jan-92       10459.41        9811.65
Feb-92       10569.61        9460.46
Mar-92       10319.15        8835.87
Apr-92       10539.56        8877.43
May-92       11030.47        9471.63
Jun-92       10820.08        9022.68
Jul-92       10198.93        8791.76
Aug-92       10078.7         9343.19
Sep-92       9627.87         9158.69
Oct-92       9457.55         8678.28
Nov-92       9417.48         8759.94
Dec-92       9635.88         8805.25
Jan-93       9554.57         8804.12
Feb-93       9768.02         9070.12
Mar-93       10042.46        9860.73
Apr-93       10266.08        10796.54
May-93       10550.68        11024.56
Jun-93       10428.71        10852.56
Jul-93       10744.82        11232.45
Aug-93       11539.22        11838.81
Sep-93       11203.13        11572.33
Oct-93       11793.84        11928.97
Nov-93       11569.78        10886.26
Dec-93       12627.59        11672.32
Jan-94       13826.8         12659.16
Feb-94       13396.32        12624.09
Mar-94       12842.84        12080.36
Apr-94       13324.57        12592.92
May-94       13242.57        12520.62
Jun-94       12955.58        12697.56
Jul-94       13598.43        12819.68
Aug-94       14217.01        13123.18
Sep-94       13526.27        12709.8
Oct-94       13763.39        13133.04
Nov-94       12938.62        12501.86
Dec-94       12657.4         12580.13
Jan-95       12048.76        12096.8
Feb-95       12127.66        12062.08
Mar-95       12285.46        12814.39
Apr-95       12815.2         13296.34
May-95       12927.91        13137.85
Jun-95       13142.06        12907.41
Jul-95       13976.12        13711.03
Aug-95       13728.15        13187.95
Sep-95       14032.47        13445.51
0ct-95       13807.05        13084.09
Nov-95       13942.3         13448.09
Dec-95       14320.59        13989.92
Jan-96       14400.79        14047.42
Feb-96       14607           14094.9
Mar-96       14962.15        14394.27
Apr-96       15333.92        14812.71
May-96       15230.31        14540.16
Jun-96       15518.11        14622.02
Jul-96       15091.36        14194.62
Aug-96       15114.38        14225.71
Sep-96       15471.23        14603.68
Oct-96       15540.3         14454.29
Nov-96       16357.61        15029.42
Dec-96       16559.83        14836.14
Jan-97       16134.24        14316.88
Feb-97       16535.47        14551.1
Mar-97       16936.7         14603.78
Apr-97       16814.76        14681.32
May-97       17520.06        15636.64
Jun-97       18609.71        16499
Jul-97       19038.22        16765.95
Aug-97       17838.38        15513.87
Sep-97       19344.3         16382.96
Oct-97       18144.47        15123.68
Nov-97       18266.93        14969.51
Dec-97       18520.41        15100.08
Jan-98       18957.91        15790.15
Feb-98       20045           16803.32
Mar-98       21291.19        17320.73
Apr-98       21635.88        17457.83
May-98       22220.05        17373.09
Jun-98       21982.29        17505.12
Jul-98       22248.28        17682.59
Aug-98       19193.59        15491.91
Sep-98       18220.47        15016.96
0ct-98       19605.23        16582.33
Nov-98       20724.69        17431.87
Dec-98       21493.37        18119.39


     PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks long-term capital appreciation through investing primarily in equity securities of relatively small, non-U.S. companies in the range of the Morgan Stanley Capital International Europe, Australia and Far East Small Cap Index that the Investment Manager believes are undervalued based on their return on total capital or equity. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio, by investing primarily in the equity securities of non-U.S. issuers, considers additional investment determinations including, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.

       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
      LAZARD INTERNATIONAL SMALL CAP PORTFOLIO, THE MORGAN STANLEY CAPITAL
          INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST SMALL CAP INDEX
                         AND THE SALOMON EMI INDEX EX-US


        [TABLE BELOW REPRESENTS LINE CHART IN THE PRINTED REPORT]

            LISCP       Salomon EMI Ex-US       MSCI
                                               Small Cap
12-1-93     10000             10000             10000
Dec-93      10872.5           10644             10854.3
Jan-94      12082.8           11707.3           12056.9
Feb-94      11882.7           11789.3           12286.4
Mar-94      11162.6           11595.9           12009.5
Apr-94      11042.6           11943.8           12515.7
May-94      10992.5           11773             12357.5
Jun-94      10712.5           12020.3           12610.7
Jul-94      10912.5           12157.3           12634.4
Aug-94      11352.6           12286.2           12761
Sep-94      11002.5           11934.8           12302.1
Oct-94      11092.6           12150.8           12476.1
Nov-94      10612.5           11392.6           11605.9
Dec-94      10382.4           11545.2           11756.3
Jan-95      10072.3           11170             11305.3
Feb-95      10012.3           11006.9           11155
Mar-95      9782.3            11474.7           11384.4
Apr-95      10002.3           11819             11637.6
May~95      10272.4           11612.1           11368.6
Jun-95      10362.4           11469.3           11115.4
Jul-95      10752.5           12138             11827.5
Aug-95      10652.5           11830.9           11495.1
Sep-95      10962.5           11923.2           11463.5
Oct-95      10532.4           11579.8           11004.7
Nov-95      10502.4           11702.5           11139.1
Dec-95      10567.7           12150.7           11519
Jan-96      10738.7           12367             11867
Feb-96      10829.1           12559.9           11977.8
Mar-96      10969.9           12848.8           12215.1
Apr-96      11412.3           13524.7           12856
May-96      11492.8           13415.1           12594.8
Jun-96      11533             13416.5           12579.1
Jul-96      11130.8           12909.3           11882.8
Aug-96      11482.7           13039.7           11922.4
Sep-96      11553.1           13112.7           11977.8
Oct-96      11643.6           13061.6           11764.2
Nov-96      12186.6           13275.8           11914.4
Dec-96      12221.4           13031.5           11503.1
Jan-97      12385.4           12750             11271
Feb-97      12621             12964.2           11481.2
Mar-97      12426.3           12791.8           11191.5
Apr-97      11985.8           12601.2           10818.4
May-97      12556.1           13409             11638
Jun-97      13124             13712             11847.6
Jul-97      13010.4           13504.9           11430.7
Aug-97      12618             12928.3           10701.2
Sep-97      13351.2           13158.4           10475.4
Oct-97      12711             12638.7           9895.2
Nov-97      12308.2           12075             9205.2
Dec-97      12254.2           11808.1           8668.5
Jan-98      12526.7           12300.5           9210.4
Feb-98      13679.8           13218.1           10035.7
Mar-98      14780.5           13839.4           10257.6
Apr-98      15440.9           13944.6           10237.9
May-98      15786.8           14203.9           10271.2
Jun-98      15314.8           13789.2           9862.5
Jul-98      15115.7           13694             9727.8
Aug-98      13341.1           12015.1           8433.4
Sep-98      12315.2           11702.7           8045.6
Oct-98      12657.5           12529             8690.1
Nov-98      12753.7           12929.9           9105.3
Dec-98      13179.7           13242.8           9140.2


LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks long-term capital appreciation through investing primarily in equity securities of non-U.S. issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have recently produced, or are producing, a more stable economy, or countries that have recently developed, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country that the Investment Manager believes are undervalued based on their return on total capital or equity.

         COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF
        THE LAZARD EMERGING MARKETS PORTFOLIO, THE MORGAN STANLEY CAPITAL
         INTERNATIONAL EMERGING MARKETS FREE INDEX AND THE INTERNATIONAL
                   FINANCE CORP. INVESTABLE TOTAL RETURN INDEX


             LEMP            MSCI            IFC
                            Emerging
7-15-94      10000           10000           10000
Jul-94       10210           10280           10325
Aug-94       11300           11555.75        11652.28
Sep-94       11660           11687.48        11941.49
0ct-94       11580           11477.11        11548.85
Nov-94       11320           10880.3         11113.69
Dec-94       9860            10006.61        9929.64
Jan-95       8640            8941.91         8602.34
Feb-95       8420            8712.99         8491.12
Mar-95       8400            8768.76         8469.04
Apr-95       8650            9162.48         8824.48
May-95       9160            9649.92         9154.78
Jun-95       9140            9678.87         9209.71
Jul-95       9490            9896.16         9502.77
Aug-95       9370            9663.01         9248.09
Sep-95       9460            9617.11         9177.99
0ct-95       9040            9248.96         8831.71
Nov-95       8920            9084.05         8787.55
Dec-95       9280.04         9486.93         9093.27
Jan-96       10163.86        10161.26        9855.74
Feb-96       10244.2         9999.7          9636.94
Mar-96       10244.2         10077.6         9777.64
Apr-96       10897.53        10480.5         10171.97
May-96       11269.15        10433.65        10082.56
Jun-96       11168.71        10498.76        10202.34
Jul-96       10676.56        9781.27         9532.05
Aug-96       10867.39        10031.67        9827.64
Sep-96       11168.71        10118.55        9972.49
0ct-96       11048.18        9848.69         9758.39
Nov-96       11369.58        10013.75        9902.71
Dec-96       11472.68        10059.01        9946.58
Jan-97       12240.26        10745.14        10648.61
Feb-97       12762.21        11205.35        11170.18
Mar-97       12639.4         10910.99        10890.36
Apr-97       12772.44        10930.3         10705.46
May-97       13189.13        11243.12        11069.45
Jun-97       14164.56        11844.86        11547.42
Jul-97       14143.81        12021.7         11658.91
Aug-97       12597.64        10491.94        10170.36
Sep-97       13178.75        10782.65        10501.52
0ct-97       10770           9013.36         8778.4
Nov-97       10252.45        8684.48         8369.69
Dec-97       10343.93        8893.76         8480.36
Jan-98       9781.73         8196.22         7924.29
Feb-98       10624.99        9051.71         8733.42
Mar-98       11243.37        9444.52         9075.61
Apr-98       11175.91        9341.64         9,099.O7
May-98       9837.95         8061.45         7964.29
Jun-98       9276.2          7215.84         7147.8
Jul-98       9535.01         7444.62         7433.12
Aug-98       6649.72         5292.08         5343.19
Sep-98       7088.6          5627.79         5600.97
Oct-98       7684.75         6220.4          6244.51
Nov-98       8247.27         6737.74         6714.72
Dec-98       7914.91         6640.1          6612.54



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital through investing in a range of bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD BOND PORTFOLIO AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND
                                     INDEX



                 LBP        Lehman Int. G/C
11-12-91      10000.00        10000.00
Nov-91        10103.50        10114.80
Dec-91        10392.20        10361.90
Jan-92        10277.70        10268.00
Feb-92        10304.8         10308.60
Mar-92        10242.60        10268.00
Apr-92        10323.30        10358.30
May-92        10467.00        10518.80
Jun-92        10599.70        10674.60
Jul-92        10810.90        10886.80
Aug-92        10912.90        10995.70
Sep-92        11037.20        11145.00
0ct-92        10891.40        11000.40
Nov-92        10843.60        10958.60
Dec-92        10983.30        11105.30
Jan-93        11180.90        11321.30
Feb-93        11360.50        11499.80
Mar-93        11383.20        11545.50
Apr-93        11464.60        11638.50
May-93        11409.80        11612.60
Jun-93        11626.00        11794.90
Jul-93        11713.30        11823.80
Aug-93        11912.00        12011.30
Sep-93        11901.70        12061.10
Oct-93        11939.30        12093.40
Nov-93        11903.30        12026.00
Dec-93        11926.30        12081.10
Jan-94        12117.80        12215.30
Feb-94        11910.10        12034.60
Mar-94        11640.60        11836.00
Apr-94        11494.60        11755.50
May-94        11441.80        11763.30
Jun-94        11434.40        11765.00
Jul-94        11635.30        11934.30
Aug-94        11648.20        11971.60
Sep-94        11396.70        11861.50
0ct-94        11405.80        11859.90
Nov-94        11369.80        11806.00
Dec-94        11421.20        11847.80
Jan-95        11608.40        12047.50
Feb-95        11841.20        12297.40
Mar-95        11910.40        12367.70
Apr-95        12070.80        12520.40
May-95        12550.10        12899.00
Jun-95        12643.00        12985.40
Jul-95        12573.30        12987.20
Aug-95        12703.90        13105.40
Sep-95        12843.20        13200.40
0ct-95        13022.20        13347.50
Nov-95        13167.20        13522.90
Dec-95        13271.50        13664.60
Jan-96        13387.20        13782.50
Feb-96        13239.00        13620.70
Mar-96        13151.70        13550.50
Apr-96        13119.80        13502.60
May-96        13108.10        13492.40
Jun-96        13222.80        13635.80
Jul-96        13262.50        13676.30
Aug-96        13303.60        13687.10
Sep-96        13504.50        13877.80
0ct-96        13713.00        14123.00
Nov-96        13916.30        14309.20
Dec-96        13850.60        14217.50
Jan-97        13949.50        14272.80
Feb-97        13984.30        14300.10
Mar-97        13876.20        14201.40
Apr-97        14048.20        14368.20
May-97        14187.40        14487.50
Jun-97        14318.80        14619.70
Jul-97        14578.10        14917.20
Aug-97        14531.80        14842.20
Sep-97        14717.40        15014.80
0ct-97        14865.80        15181.10
Nov-97        14894.50        15214.70
Dec-97        15036.60        15336.30
Jan-98        15228.00        15537.20
Feb-98        15223.10        15525.30
Mar-98        15233.20        15575.10
Apr-98        15303.50        15653.30
May-98        15404.70        15768.00
Jun-98        15504.80        15868.80
Jul-98        15543.60        15924.60
Aug-98        15627.50        16174.60
Sep-98        15869.70        16580.60
Oct-98        15719.00        16564.20
Nov-98        15807.00        16562.90
Dec-98        15905.00        16629.20


LAZARD HIGH YIELD PORTFOLIO

The Lazard High Yield Portfolio seeks maximum total return, from a combination of capital appreciation and current income, by investing primarily in U.S., high-yielding, fixed-income securities that are rated below investment grade.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD HIGH YIELD PORTFOLIO AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX




                 LHYP    Merrill Lynch High Yield
1-2-98         10000           10000
Jan-98         10222.27        10159.4
Feb-98         10473.66        10200.55
Mar-98         10715.86        10297.45
Apr-98         10848.05        10341.63
May-98         10849.67        10403.78
Jun-98         10878.96        10457.57
Jul-98         10969.26        10524.18
Aug-98         10353.88        9992.92
Sep-98         10147.84        10018.9
Oct-98         9801.8          9805
Nov-98         10227.2         10313.68
Dec-98         10289.58        10295.22


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO


The Lazard International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
              LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO AND THE
                   SALOMON WORLD GOVERNMENT BOND INDEX EX-US


              LIFIP        SWGBI Ex-US
11-8-91       10000           10000
Nov-91        10036.5         10156
Dec-91        10394.5         10684.1
Jan-92        10093           10495
Feb-92        10106.3         10436.2
Mar-92        9966.7          10325.6
Apr-92        10027.9         10398.9
May-92        10311.9         10718.2
Jun-92        10507           11018.3
Jul-92        10664.4         11275
Aug-92        10974.1         11590.7
Sep-92        10958.8         11706.6
0ct-92        10712.4         11388.2
Nov-92        10536           11207.1
Dec-92        10606           11274.4
Jan-93        10780.4         11428.8
Feb-93        10985.4         11656.3
Mar-93        11184.5         11945.3
Apt-93        11550.9         12303.7
May-93        11746.6         12527.6
Jun-93        11625.3         12293.3
Jul-93        11657.8         12302
Aug-93        12045.5         12739.9
Sep-93        12228.8         12955.2
0ct-93        12212.1         12895.6
Nov-93        12132.2         12836.3
Dec-93        12267.5         12978.8
Jan-94        12353.8         13034.6
Feb-94        12323.5         13071.1
Mar-94        12412.5         13230.5
Apr-94        12389.6         13316.5
May-94        12309.3         13136.8
Jun-94        12613.8         13454.7
Jul-94        12603.2         13489.7
Aug-94        12505.1         13411.4
Sep-94        12749           13677
0ct-94        13068.7         14029.8
Nov-94        12838.6         13747.8
Dec-94        12779.1         13754.7
Jan-95        12966.2         14054.6
Feb-95        13374.6         14452.3
Mar-95        14465.5         15740.2
Apr-95        14872.2         16077.1
May-95        15226.3         16428.3
Jun-95        15311.4         16509.9
Jul-95        15316           16597.4
Aug-95        14508.6         15648.4
Sep-95        14894.1         16110
0ct-95        14998.8         16161.5
Nov-95        15108.8         16302.9
Dec-95        15255.6         16444.6
Jan-96        14986.2         16081.1
Feb-96        15010.8         16127.2
Mar-96        15014.5         16166.9
Apr-96        15035.6         16134.5
May-96        15090.4         16143.4
Jun-96        15176.4         16233.8
Jul-96        15569.4         16681.9
Aug-96        15659.9         16793.6
Sep-96        15684.6         16761.7
Oct-96        15935.7         17045
Nov-96        16132.2         17240.3
Dec-96        16097.2         17118.3
Jan-97        15456.4         16422.6
Feb-97        15337.2         16232.1
Mar-97        15190.8         16128.2
Apr-97        14886.4         15800.8
May-97        15387           16382.3
Jun-97        15580.3         16583.8
Jul-97        15203.7         16151
Aug-97        15175           16223.6
Sep-97        15550           16617.9
0ct-97        15729           16990.1
Nov-97        15405.9         16555.2
Dec-97        15199.7         16388
Jan-98        15267.3         16499.4
Feb-98        15514.1         16732
Mar-98        15269.2         16456
Apr-98        15603.6         16818
May-98        15492           16791.1
Jun-98        15459.5         16730.6
Jul-98        15507.4         16750.7
Aug-98        15443.8         17209.7
Sep-98        16339.5         18338.6
0ct-98        16949           19165.7
Nov-98        16740.5         18775.2
Dec-98        17205.9         19304


LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks total return from a combination of current income and capital appreciation. The Lazard Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S., fixed-income securities. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds", are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.



       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD STRATEGIC YIELD PORTFOLIO AND THE ONE MONTH LIBOR USD FIXED INDEX



                LSYP          30 Day Libor
Oct 1, 91       10000            10000
0ct-91          10359.7          10041.8
Nov-91          10493.2          10084.2
Dec-91          10212.9          10119.7
Jan-92          10133.8          10154.3
Feb-92          10298.7          10189.6
Mar-92          10421.4          10225
Apr-92          10420.1          10257.9
May-92          10536.4          10291.5
Jun-92          10640.3          10324.6
Jul-92          10841.5          10353.1
Aug-92          10955.8          10382.7
Sep-92          11071.4          10409.8
0ct-92          10596.5          10437.6
Nov-92          10594            10473.9
Dec-92          10821.1          10502.3
Jan-93          11106.5          10529.2
Feb-93          11322.1          10556.8
Mar-93          11506            10584.3
Apr-93          11516.1          10611.5
May-93          11617.2          10639.8
Jun-93          11928            10667.6
Jul-93          12086            10695.4
Aug-93          12184.6          10723.4
Sep-93          12172.4          10751.5
0ct-93          12354.4          10779.6
Nov-93          12391.5          10811.1
Dec-93          12508.8          10840
Jan-94          12759.9          10867.8
Feb-94          12574.3          10899.6
Mar-94          12322            10932.5
Apr-94          12151.3          10968.3
May-94          12146.9          11007.6
Jun-94          12057            11048.6
Jul-94          12191.7          11089.2
Aug-94          12357.7          11133.3
Sep-94          12288.5          11179.1
Oct-94          12258.6          11225.2
Nov-94          12315.9          11280.3
Dec-94          12216.5          11335.2
Jan-95          12206.5          11391.2
Feb-95          12267.8          11447.8
Mar-95          12329.6          11504.7
Apr-95          12613.8          11561.3
May-95          12959.5          11618.1
Jun-95          13033.5          11675.8
Jul-95          13135.4          11731.6
Aug-95          13276.8          11787.6
Sep-95          13399.8          11843.8
0ct-95          13492.7          11899.9
Nov-95          13663.8          11957.6
Dec-95          13873.3          12012.9
Jan-96          14155.6          12066
Feb-96          14102.5          12118.2
Mar-96          14205.9          12171.8
Apr-96          14340.3          12225
May-96          14478.1          12279.1
Jun-96          14643            12333.7
Jul-96          14732.3          12388.2
Aug-96          14891.4          12443
Sep-96          15216.8          12498
0ct-96          15387            12552.6
Nov-96          15619.5          12609.4
Dec-96          15780.6          12665.8
Jan-97          15977.1          12721.8
Feb-97          16135.3          12778.1
Mar-97          16052.2          12837.1
Apr-97          16140.6          12896.4
May-97          16338.9          12956
Jun-97          16499.2          13015.8
Jul-97          16611.4          13075.3
Aug-97          16526.9          13135.4
Sep-97          16702.1          13195.8
0ct-97          16487.4          13256.1
Nov-97          16582.4          13320.3
Dec-97          16618.3          13382.2
Jan-98          16761.2          13443.4
Feb-98          16926.1          13505.5
Mar-98          17145.9          13567.9
Apr-98          17241.6          13630.2
May-98          17234.2          13692.9
Jun-98          17199.7          13755.8
Jul-98          17423.3          13819
Aug-98          16550.4          13882.5
Sep-98          16550.4          13942.9
0ct-98          16326.3          14002.5
Nov-98          16644.7          14066.5
Dec-98          16742.1          14124.4



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE

--------------------------------------------------------------------------------


                                               AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998
                                               ----------------------------------------------------------------
                                                                    INSTITUTIONAL SHARES
                                               ---------------------------------------------------------------
                                                  ONE          THREE         FIVE       TEN         SINCE
                                                  YEAR          YEAR         YEAR       YEAR      INCEPTION*
                                               ------------- ------------- ----------- ----------- -----------
Lazard Equity Portfolio                          17.31%        20.74%       20.36%     16.83%       14.98%
Standard & Poor's 500 Stock Index                28.57%        28.23%       24.06%     19.21%       16.50%

Lazard Mid Cap Portfolio                          3.65%           --           --         --         5.58%
Russell Midcap Index                             10.10%           --           --         --        11.58%

Lazard Small Cap Portfolio                      (12.62%)       11.52%       11.45%        --        16.11%
Russell 2000 Index                               (2.55%)       11.58%       11.86%        --        13.89%

Lazard Bantam Value Portfolio                   (13.82%)          --           --         --        16.39%
Russell 2000 Index                               (2.55%)          --           --         --        11.16%

Lazard Global Equity Portfolio                   17.10%           --           --         --        16.09%
MSCI World Index                                 24.34%           --           --         --        17.57%

Lazard International Equity Portfolio            16.04%        14.49%       11.22%        --        11.26%
MSCI EAFE Index                                  20.00%         9.00%        9.19%        --         8.65%

Lazard International Small Cap Portfolio          7.55%         7.64%        3.94%        --         5.58%
MSCI EAFE Small Cap Index                         5.44%        (7.42%)      (3.38%)       --        (1.75%)
Salomon EMI Index Ex-US                          12.15%         2.91%        4.47%                   5.68%

Lazard Emerging Markets Portfolio               (23.49%)       (5.17%          --         --        (5.10%)
MSCI Emerging Markets Free Index                (25.34%)      (11.22%)         --         --        (8.70%)
IFC Investable Total Return Index               (22.02%)      (10.07%)                              (8.85%)

Lazard Bond Portfolio                             5.77%         6.22%        5.93%        --         6.69%
Lehman Intermediate Gov't/Corp. Bond Index        8.43%         6.76%        6.60%        --         7.35%

Lazard High Yield Portfolio                         --            --           --         --           --
Merrill Lynch High Yield Master II Index            --            --           --         --           --

Lazard International Fixed-Income Portfolio+     13.20%         4.09%        7.00%        --         7.86%
Salomon World Government Bond Index Ex-US+       17.79%         5.49%        8.26%        --         9.61%

Lazard Strategic Yield Portfolio                  0.75%         6.47%        6.00%        --         7.36%
One Month LIBOR USD Fixed Index                   5.54%         5.55%        5.44%        --         4.88%



NOTES TO PERFORMANCE TABLE



* Performance is measured for Lazard Equity Portfolio from: June 1, 1987-Institutional, February 5, 1997--Open; Lazard Mid Cap Portfolio from:
  November 4, 1997--Institutional, November 4, 1997--Open; Lazard Small Cap Portfolio from: October 30, 1991--Institutional, January 30, 1997--Open; Lazard Bantam Value Portfolio from: March 1, 1996--Institutional, January 23, 1997-- Open; Lazard Global Equity Portfolio from: January 4,
  1996--Institutional, January 30, 1997--Open; Lazard International Equity Portfolio from: October 29, 1991--Institutional, January 23, 1997--Open; Lazard International Small Cap Portfolio from: December 1, 1993--Institutional, February 13, 1997--Open; Lazard Emerging Markets Portfolio from: July 15, 1994--Institutional, January 8, 1997--Open; Lazard Bond Portfolio from: November 12, 1991--Institutional, March 5, 1997--Open; Lazard High Yield Portfolio from: January 2, 1998--Institutional, February 24, 1998--Open; Lazard International Fixed-Income Portfolio from: November 8, 1991--Institutional, January 8, 1997--Open; Lazard Strategic Yield Portfolio from: October 1, 1991--Institutional, January 23, 1997--Open.

  The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been reimbursed by the Investment Manager and/or the Administrator, without such waiver/reimbursement of expenses the Portfolio's total return would have been lower.

+ Effective  January 1, 1993, the Portfolio is measured by the index  "excluding
  U.S." Performance of the index "Since Inception" is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

                     See additional footnotes on next page.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------


                                                         CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998
                                               ---------------------------------------------------------------------------------
                                                                             INSTITUTIONAL SHARES
                                               ---------------------------------------------------------------------------------
                                                                 ONE          THREE         FIVE          TEN         SINCE
                                                   YTD           YEAR          YEAR         YEAR         YEAR       INCEPTION*
                                               ------------- ------------- ------------- ------------ ------------ -------------
Lazard Equity Portfolio                          17.31%        17.31%        76.01%       152.59%     373.80%       403.93%
Standard & Poor's 500 Stock Index                28.57%        28.57%       110.83%       193.89%     479.58%       486.34%

Lazard Mid Cap Portfolio                          3.65%         3.65%           --            --          --          6.50%
Russell Midcap Index                             10.10%        10.10%           --            --          --         13.51%

Lazard Small Cap Portfolio                      (12.62%)      (12.62%)       38.68%        71.95%         --        191.73%
Russell 2000 Index                               (2.55%)       (2.55%)       38.91%        75.17%         --        154.05%

Lazard Bantam Value Portfolio                   (13.82%)      (13.82%)          --            --          --         53.85%
Russell 2000 Index                               (2.55%)       (2.55%)          --            --          --         34.86%

Lazard Global Equity Portfolio                   17.10%        17.10%           --            --          --         56.27%
MSCI World Index                                 24.34%        24.34%           --            --          --         62.36%

Lazard International Equity Portfolio            16.04%        16.04%        50.09%        70.21%         --        114.93%
MSCI EAFE Index                                  20.00%        20.00%        29.52%        55.24%         --         81.20%

Lazard International Small Cap Portfolio          7.55%         7.55%        24.72%        21.33%         --         31.80%
MSCI EAFE Small Cap Index                         5.44%         5.44%       (20.65%)      (15.79%)        --         (8.60%)
Salomon EMI Index Ex-US                          12.15%        12.15%         8.99%        24.42%         --         32.43%

Lazard Emerging Markets Portfolio               (23.49%)      (23.49%)      (14.72%)          --          --        (20.86%)
MSCI Emerging Markets Free Index                (25.34%)      (25.34%)      (30.01%)          --          --        (33.60%)
IFC Investable Total Return Index               (22.02%)      (22.02%)      (27.28%)          --          --        (33.87%)

Lazard Bond Portfolio                             5.77%         5.77%        19.85%        33.36%         --         59.05%
Lehman Intermediate Gov't/Corp. Bond Index        8.43%         8.43%        21.70%        37.65%         --         66.30%

Lazard High Yield Portfolio                       2.90%           --            --            --          --          2.90%
Merrill Lynch High Yield Master II Index          2.95%           --            --            --          --          2.95%

Lazard International Fixed-Income Portfolio+     13.20%        13.20%        12.79%        40.26%         --         72.06%
Salomon World Government Bond Index Ex-US+       17.79%        17.79%        17.40%        48.74%         --         93.04%

Lazard Strategic Yield Portfolio                  0.75%         0.75%        20.68%        33.84%         --         67.42%
One Month LIBOR USD Fixed Index                   5.54%         5.54%        17.57%        30.30%         --         41.24%




Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of The Lazard Funds, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is an index of common stocks and is a registered trademark of The McGraw-Hill Companies. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 2000 Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The Morgan Stanley Capital International (MSCI) World Index is an arithmetic, market value-weighted average return net of dividends taxation, which is derived from equities of Europe, Australia and Far East
(EAFE) Index countries and equities from Canada and the United States.

                     See additional footnotes on next page.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL TOTAL RETURNS         CUMULATIVE TOTAL RETURNS
                                                PERIODS ENDED DECEMBER 31, 1998    PERIOD ENDED DECEMBER 31, 1998
                                              --------------------------------------------------------------------
                                                                               OPEN SHARES
                                              --------------------------------------------------------------------
                                                   ONE          SINCE                       ONE          SINCE
                                                   YEAR      INCEPTION*       YTD           YEAR       INCEPTION*
                                              ------------- ------------ ------------- ------------- -------------
Lazard Equity Portfolio                           16.98%        18.95%       16.98%        16.98%        39.08%
Standard & Poor's 500 Stock Index                 28.57%        31.00%       28.57%        28.57%        67.09%

Lazard Mid Cap Portfolio                           3.42%         5.34%        3.42%         3.42%         6.22%
Russell Midcap Index                              10.10%        11.58%       10.10%        10.10%        13.50%

Lazard Small Cap Portfolio                       (12.86%)        4.82%      (12.86%)      (12.86%)        9.44%
Russell 2000 Index                                (2.55%)        8.49%       (2.55%)       (2.55%)       16.91%

Lazard Bantam Value Portfolio                    (14.02%)        4.96%      (14.02%)      (14.02%)        9.84%
Russell 2000 Index                                (2.55%)        8.22%       (2.55%)       (2.55%)       16.57%

Lazard Global Equity Portfolio                    16.82%        17.52%       16.82%        16.82%        36.34%
MSCI World Index                                  24.34%        20.19%       24.34%        24.34%        42.25%

Lazard International Equity Portfolio             15.82%        15.44%       15.82%        15.82%        32.12%
MSCI EAFE Index                                   20.00%        12.82%       20.00%        20.00%        26.36%

Lazard International Small Cap Portfolio           7.21%         1.97%        7.21%         7.21%         3.74%
MSCI EAFE Small Cap Index                          5.44%       (10.27%)       5.44%         5.44%       (18.43%)
Salomon EMI Index Ex-US                           12.15%         2.04%       12.15%        12.15%         3.86%

Lazard Emerging Markets Portfolio                (23.30%)      (17.99%)     (23.30%)      (23.30%)      (32.49%)
MSCI Emerging Markets Free Index                 (25.34%)      (19.40%)     (25.34%)      (25.34%)      (34.77%)
IFC Investable Total Return Index                (22.02%)      (19.53%)     (22.02%)      (22.02%)      (34.97%)

Lazard Bond Portfolio                              5.42%         6.93%        5.42%         5.42%        13.03%
Lehman Intermediate Gov't/Corp. Bond Index         8.43%         8.66%        8.43%         8.43%        16.40%

Lazard High Yield Portfolio                          --            --        (2.24%)          --         (2.24%)
Merrill Lynch High Yield Master II Index             --            --         0.82%           --          0.82%

Lazard International Fixed-Income Portfolio       12.92%         3.72%       12.92%        12.92%         7.49%
Salomon World Government Bond Index Ex-US         17.79%         6.81%       17.79%        17.79%        13.93%

Lazard Strategic Yield Portfolio                   0.37%         2.12%        0.37%         0.37%         4.15%
One Month LIBOR USD Fixed Index                    5.54%         5.61%        5.54%         5.54%        11.17%

The Morgan Stanley Capital  International (MSCI) Europe,  Australia and Far East
(EAFE) Index is comprised of International Equities and is compiled by Morgan Stanley Capital International. The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Small Cap Index is an arithmetic, market-value weighted average of the performance of securities listed on the stock exchanges of EAFE Index countries. The Salomon Extended Market Index (EMI) Ex-US and the Salomon World Government Bond Index Ex-US are compiled by Salomon Smith Barney. The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is comprised of emerging market securities in countries open to non-local investors that are compiled by Morgan Stanley Capital International. The IFC Investable Total Return Index is an index of emerging market securities that represent 65% of market capital compiled by the International Finance Corporation. The Lehman Intermediate Gov't/Corp. Bond Index is an index calculated by Lehman Brothers. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The London Interbank Offered Rates (LIBOR) US Dollar Fixed Index is an average derived from sixteen quotations provided by banks determined by the British Bankers Association.

This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Effective January 1, 1998 Lazard International Small Cap Portfolio changed its comparative index to the MSCI EAFE Small Cap Index, from the Salomon EMI Index Ex-US. Also on January 1, 1998, Lazard Emerging Markets Portfolio changed its comparative index to the MSCI Emerging Markets Free Index, from the IFC Investable Total Return Index. The Investment Manager feels that these indices provide a more accurate comparison given each Portfolio's investment objective.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO

COMMON STOCKS--96.1%
AEROSPACE & DEFENSE--4.2%
 Allied Signal, Inc. .........................          116,300      $ 5,153,544
 British Aerospace PLC ADR (a) ...............          102,000        3,582,750
 Gulfstream Aerospace Corp. (a) ..............           65,800        3,503,850
 United Technologies Corp. ...................           73,400        7,982,250
                                                                     -----------
                                                                      20,222,394
                                                                     -----------
AUTOMOTIVE--2.2%
 General Motors Corp. ........................          144,300       10,326,469
                                                                     -----------
AUTO PARTS--0.7%
 TRW, Inc. ...................................           62,700        3,522,956
                                                                     -----------
BANKING--12.3%
 Bank One Corp. ..............................          125,200        6,393,025
 BankAmerica Corp. ...........................          156,350        9,400,544
 Chase Manhattan Corp. .......................          109,024        7,420,446
 First Union Corp. ...........................          206,700       12,569,943
 Fleet Financial Group, Inc. .................          189,200        8,454,875
 Mellon Bank Corp. ...........................          106,900        7,349,375
 Washington Mutual, Inc. .....................          196,000        7,484,750
                                                                     -----------
                                                                      59,072,958
                                                                     -----------
CHEMICALS & PLASTICS--0.3%
 Du Pont (E.I.) de Nemours &
  Co .........................................           25,800        1,369,013
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--6.3%
 Hewlett-Packard Co. .........................          163,700       11,182,756
 International Business
  Machines Corp. .............................           75,200       13,893,200
 NCR Corp. (a) ...............................          124,600        5,202,050
                                                                     -----------
                                                                      30,278,006
                                                                     -----------
CONGLOMERATES--3.8%
 Philip Morris Companies, Inc. ...............          343,400       18,371,900
                                                                     -----------
DIVERSIFIED--0.9%
 Minnesota Mining &
  Manufacturing Co. ..........................           57,800        4,111,025
                                                                     -----------
DRUGS & HEALTH CARE--9.6%
 American Home Products
  Corp .......................................          224,000       12,614,000
 Amgen, Inc. (a) .............................           85,200        8,908,725
 Bristol-Myers Squibb Co. ....................           80,900       10,825,431
 Johnson & Johnson ...........................           70,700        5,929,963
 Merck & Company, Inc. .......................           53,100        7,842,206
                                                                     -----------
                                                                      46,120,325
                                                                     -----------
ELECTRONICS--5.6%
 Honeywell, Inc. .............................           86,900        6,544,656
 Intel Corp. .................................           59,100        7,007,044
 Motorola, Inc. ..............................           85,200        5,202,525
 Texas Instruments, Inc. .....................           94,500        8,085,656
                                                                     -----------
                                                                      26,839,881
                                                                     -----------
ENERGY--2.2%
 Mobil Corp. .................................          105,600        9,200,400
 Noble Affiliates, Inc. ......................           54,800        1,349,450
                                                                     -----------
                                                                      10,549,850
                                                                     -----------
FINANCIAL SERVICES--5.0%
 American Express Co. ........................           39,400        4,028,650
 Citigroup, Inc. .............................          130,349        6,452,276
 Morgan Stanley Dean Witter &
  Co .........................................           78,100        5,545,100
 The Hartford Financial
  Services Group, Inc. .......................          141,900        7,786,762
                                                                     -----------
                                                                      23,812,788
                                                                     -----------
FOOD & BEVERAGES--7.8%
 ConAgra, Inc. ...............................          194,300        6,120,450
 Diageo PLC ADR ..............................          143,572        6,640,205
 Heineken NV ADR .............................          141,350        8,511,108
 PepsiCo, Inc. ...............................          218,700        8,953,031
 Unilever NV ADR .............................           86,100        7,140,919
                                                                     -----------
                                                                      37,365,713
                                                                     -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO (CONTINUED)

HOTELS & RESTAURANTS-1.5%
 McDonald's Corp. ............................           90,400      $ 6,926,900
                                                                     -----------
HOUSEHOLD PRODUCTS--0.4%
 Procter & Gamble Co. ........................           18,200        1,661,888
                                                                     -----------
INDUSTRIAL & MACHINERY--
   1.2%
 Ingersoll-Rand Co. ..........................          119,000        5,585,563
                                                                     -----------
INSURANCE--2.2%
 Aetna, Inc. .................................           78,900        6,203,512
 Allstate Corp. ..............................          112,398        4,341,373
                                                                     -----------
                                                                      10,544,885
                                                                     -----------
MULTIMEDIA--1.3%
 Gannett Company, Inc. .......................           93,600        6,037,200
                                                                     -----------
OIL & GAS--1.7%
 Chevron Corp. ...............................           24,500        2,031,969
 Exxon Corp. .................................           84,800        6,201,000
                                                                     -----------
                                                                       8,232,969
                                                                     -----------
PAPER PRODUCTS--0.8%
 Kimberly-Clark Corp. ........................           70,212        3,826,554
                                                                     -----------
PETROLEUM EQUIPMENT &
  SERVICES--1.2%
 Schlumberger Ltd. ...........................          128,900        5,945,512
                                                                     -----------
PHOTOGRAPHY--1.1%
 Eastman Kodak Co. ...........................           73,700        5,306,400
                                                                     -----------

PUBLISHING--1.3%
 New York Times Co. ..........................          185,400        6,431,062
                                                                     -----------
RETAIL--5.8%
 Federated Department Stores,
  Inc. (a) .................................            113,600      $ 4,948,700
 Newell Co. ................................             51,300        2,116,125
 Office Depot, Inc. (a) ....................            166,100        6,135,319
 Republic Industries, Inc. (a) .............            188,900        2,786,275
 Sears, Roebuck & Co. ......................             88,300        3,752,750
 TJX Companies, Inc. .......................            111,400        3,230,600
 Toys "R" Us, Inc. (a) .....................            286,100        4,827,937
                                                                     -----------
                                                                      27,797,706
                                                                     -----------
SERVICES--1.2%
 First Data Corp. ..........................            176,600        5,596,012
                                                                    ------------

TELECOMMUNICATIONS--10.6%
 Ameritech Corp. ...........................            200,000       12,675,000
 AT&T Corp. ................................            174,900       13,161,225
 Bell Atlantic Corp. .......................            333,700       17,686,100
 SBC Communications, Inc. ..................            136,400        7,314,450
                                                                    ------------
                                                                      50,836,775
                                                                    ------------
UTILITIES--4.9%
 Consolidated Edison, Inc. .................            117,600        6,218,100
 Duke Energy Corp. .........................             34,600        2,216,563
 FPL Group, Inc. ...........................            103,800        6,396,675
 PacifiCorp ................................            286,700        6,038,619
 Southern Co. ..............................             93,400        2,714,437
                                                                    ------------
                                                                      23,584,394
                                                                    ------------
TOTAL COMMON STOCKS
  (Identified cost
   $374,279,275) ...........................                         460,277,098
                                                                    ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


                                                   AMOUNT
DESCRIPTION                                        (000)               VALUE
--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO (CONTINUED)
REPURCHASE AGREEMENT--4.6%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateral-
  ized by $18,990,000 United
  States Treasury Note, 7.875%,
  11/15/04, with a value of
  $22,216,401) (Identified
  cost $21,778,000) .........................     $  21,778        $21,778,000
                                                                   ------------

TOTAL INVESTMENTS
  (Identified cost
   $396,057,275) (b) ........................        100.7%       $482,055,098
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS ..........................         (0.7)         (3,305,278)
                                                  ---------       -------------

 NET ASSETS .................................        100.0%       $478,749,820
                                                  =========       =============






   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------

LAZARD MID CAP PORTFOLIO

COMMON STOCKS--97.7%

AEROSPACE & DEFENSE--3.6%
 Gulfstream Aerospace Corp. (a) ..............           22,800       $1,214,100
 Litton Industries, Inc. (a) .................           21,000        1,370,250
                                                                      ----------
                                                                       2,584,350
                                                                      ----------
APPAREL & TEXTILES--1.6%
 Polo Ralph Lauren Corp.,
  Class A (a) ................................            2,400           46,050
 Warnaco Group, Inc., Class A ................           42,500        1,073,125
                                                                      ----------
                                                                       1,119,175
                                                                      ----------
AUTO PARTS--1.7%
 Borg-Warner Automotive, Inc. ................           21,600        1,205,550
                                                                      ----------
BANKING--7.7%
 Hibernia Corp., Class A .....................           64,200        1,115,475
 North Fork Bancorporation,
  Inc ........................................           80,350        1,923,378
 Sovereign Bancorp, Inc. .....................           97,500        1,389,375
 Union Planters Corp. ........................           25,400        1,150,938
                                                                      ----------
                                                                       5,579,166
                                                                      ----------
BROADCASTING--2.0%
 King World Productions, Inc.(a) .............           49,500        1,457,156
                                                                      ----------
COMMERCIAL SERVICES--4.1%
 Gartner Group, Inc.,
  Class A (a) ................................           30,300          643,875
 H & R Block, Inc. ...........................           29,900        1,345,500
 Pittston Brink's Group ......................           30,100          959,437
                                                                      ----------
                                                                       2,948,812
                                                                      ----------
COMPUTERS & BUSINESS EQUIPMENT--4.7%
 Fore Systems (a) ............................           36,100          661,081
 NCR Corp. (a) ...............................           34,500        1,440,375
 Quantum Corp. (a) ...........................           59,800        1,270,750
                                                                      ----------
                                                                       3,372,206
                                                                      ----------
CONSTRUCTION MATERIAL -- 1.4%
 Johns Manville Corp. ........................           63,200       $1,038,850
                                                                      ----------
DRUGS & HEALTH CARE--3.2%
 Mallinckrodt, Inc. ..........................           43,100        1,328,019
 Perrigo Co. (a) .............................          112,900          994,931
                                                                      ----------
                                                                       2,322,950
                                                                      ----------
ENERGY--0.9%
 Noble Affiliates, Inc. ......................           27,700          682,113
                                                                      ----------
FINANCIAL SERVICES--7.5%
 Heller Financial, Inc. ......................           54,200        1,592,125
 Lennar Corp. ................................           43,800        1,105,950
 The CIT Group, Inc., Class A ................           35,200        1,119,800
 Waddell & Reed Financial, Inc. ..............           65,500        1,551,531
                                                                      ----------
                                                                       5,369,406
                                                                      ----------
GAS & PIPELINE UTILITIES--0.9%
 Cooper Cameron Corp. (a) ....................           25,300          619,850
                                                                      ----------
HOUSEHOLD APPLIANCES
  & HOME FURNISHINGS--4.0%
 Ethan Allen Interiors, Inc. .................           38,900        1,594,900
 Maytag Corp. ................................           20,600        1,282,350
                                                                      ----------
                                                                       2,877,250
                                                                      ----------
HOUSEHOLD PRODUCTS--1.6%
 Dial Corp. ..................................           39,700        1,146,338
                                                                      ----------
INDUSTRIAL & MACHINERY--1.8%
 Briggs & Stratton Corp. .....................           26,300        1,311,713
                                                                      ----------
INSURANCE--11.2%
 Ace, Ltd. ...................................           32,400        1,115,775
 Ambac Financial Group, Inc. .................           19,500        1,173,656
 American Bankers Insurance
  Group, Inc. ................................           30,400        1,470,600
 Everest Reinsurance Holdings ................           39,300        1,530,244
 HSB Group, Inc. .............................           24,600        1,010,137
 Old Republic International
  Corp .......................................           41,150          925,875


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998

--------------------------------------------------------------------------------


DESCRIPTION                                                 SHARES      VALUE
--------------------------------------------------------------------------------

LAZARD MID CAP PORTFOLIO (CONTINUED)
 Reliance Group Holdings, Inc. .......................       64,800   $  834,300
                                                                      ----------
                                                                       8,060,587
                                                                      ----------
MANUFACTURING--2.6%
 Crane Co. ...........................................       33,300    1,005,244
 Mark IV Industries, Inc. ............................       64,700      841,100
                                                                      ----------
                                                                       1,846,344
                                                                      ----------
OIL & GAS--1.9%
 Enron Oil & Gas Co. .................................       54,400      938,400
 R & B Falcon Corp. (a) ..............................       56,900      433,862
                                                                      ----------
                                                                       1,372,262
                                                                      ----------
REAL ESTATE--1.3%
 Mack California Realty Corp. ........................       29,300      904,638
                                                                      ----------
RESTAURANTS--2.0%
 Tricon Global Restaurants, Inc.
  (a) ................................................       28,500    1,428,562
                                                                      ----------
RETAIL--5.0%
 Circuit City Stores--Circuit
  City Group .........................................       39,300    1,962,544
 Tandy Corp. .........................................       39,800    1,639,262
                                                                      ----------
                                                                       3,601,806
                                                                      ----------
RETAIL TRADE--7.5%
 Consolidated Stores Corp. (a) .......................       40,300      813,556
 Ross Stores, Inc. ...................................       30,200    1,189,125
 Saks, Inc. (a) ......................................       62,400    1,969,500
 TJX Companies, Inc. .................................       50,200    1,455,800
                                                                      ----------
                                                                       5,427,981
                                                                      ----------
SOFTWARE--1.1%
 Autodesk, Inc. ......................................       18,500      789,719
                                                                      ----------
STEEL--1.3%
 Carpenter Technology Corp. ..........................       27,400      929,888
                                                                      ----------

TECHNOLOGY--1.8%
 Advanced Micro Devices,
  Inc. (a) ...........................................       33,600   $  972,300
 Altera Corp. (a) ....................................        5,900      359,162
                                                                      ----------
                                                                       1,331,462
                                                                      ----------
TELEPHONE--2.7%
 Cincinnati Bell, Inc. ...............................       50,800    1,920,875
                                                                      ----------
TRANSPORTATION & FREIGHT
  SERVICES--2.2%
 CNF Transportation, Inc. ............................       43,100    1,618,944
                                                                      ----------
UTILITIES--10.4%
 CalEnergy Company, Inc. (a) .........................       39,300    1,363,219
 Illinova Corp. ......................................       57,400    1,435,000
 Ipalco Enterprises, Inc. ............................       33,300    1,846,069
 Niagara Mohawk Power
  Corp. (a) ..........................................       90,100    1,452,862
 NIPSCO Industries, Inc. .............................       47,100    1,433,606
                                                                      ----------
                                                                       7,530,756
                                                                      ----------
TOTAL COMMON STOCKS
 (Identified
  cost $68,561,524) ..................................                70,398,709
                                                                      ----------
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)
                                              ----------
REPURCHASE AGREEMENT--3.3%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateral-
  ized by $2,155,000 United
  States Treasury Note, 7.250%,
  05/15/04, with a value of
  $2,440,538) (Identified cost
  $2,389,000) .............................        $2,389            2,389,000
                                                                   ------------
 TOTAL INVESTMENTS (Identified
  cost $70,950,524) (b) ...................         101.0%         $72,787,709
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS ........................          (1.0)            (711,630)
                                                  --------         ------------
NET ASSETS ................................         100.0%         $72,076,079
                                                  ========         ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO

COMMON STOCKS--94.3%
APPAREL & TEXTILES--1.0%
 Stride Rite Corp. ...........................          813,700      $ 7,119,875
 The Timberland Co., Class A (a) .............          179,500        8,178,469
                                                                     -----------
                                                                      15,298,344
                                                                     -----------
AUTO PARTS--4.5%
 Borg-Warner Automotive, Inc. ................          213,000       11,888,062
 Dura Automotive Systems,
  Inc. (a) ...................................          357,600       12,203,100
 Excel Industries, Inc. ......................          344,700        6,032,250
 Superior Industries
  International, Inc. ........................          477,100       13,269,344
 Tower Automotive, Inc. (a) ..................        1,002,800       25,007,325
                                                                     -----------
                                                                      68,400,081
                                                                     -----------
BANKING--6.1%
 Bancorp Queens County, Inc. .................          334,045        9,937,839
 Coast Federal Trust (a) .....................          310,000        2,053,750
 Cullen/Frost Bankers, Inc. ..................          324,000       17,779,500
 Enhance Financial Services
  Group, Inc. ................................          404,400       12,132,000
 Hibernia Corp., Class A .....................          908,770       15,789,879
 HUBCO, Inc. .................................          589,825       17,768,478
 Independence Community
  Bank Corp. .................................          718,900       11,457,469
 Staten Island Bancorp, Inc. .................          214,700        4,280,581
                                                                     -----------
                                                                      91,199,496
                                                                     -----------
BUILDING & CONSTRUCTION--0.7%
 Apogee Enterprises, Inc. ....................          982,700       11,055,375
                                                                     -----------
BUSINESS SERVICES AND SUPPLIES--0.8%
 CDI Corp. (a) ...............................          386,100        7,794,394
 Vanstar Corp. (a) ...........................          450,000        4,162,500
                                                                     -----------
                                                                      11,956,894
                                                                     -----------
CHEMICALS & PLASTICS--1.9%
 A. Schulman, Inc. ...........................          517,200       11,733,975
 Ferro Corp. .................................          290,400      $ 7,550,400
 H.B. Fuller Co. .............................          197,500        9,504,687
                                                                     -----------
                                                                      28,789,062
                                                                     -----------
COMMERCIAL SERVICES--2.7%
 Inacom Corp. (a) ............................          592,000        8,806,000
 Nielsen Media Research, Inc. ................          940,533       16,929,594
 Pittston Brink's Group ......................          449,200       14,318,250
                                                                     -----------
                                                                      40,053,844
                                                                     -----------
COMMUNICATION SERVICES--0.0%
 Dynatech Corp. (a) ..........................          196,550          540,513
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT--2.3%
 Bell & Howell Co. (a) .......................          602,200       22,770,687
 Silicon Valley Group, Inc. (a) ..............           53,500          682,125
 Wang Laboratories, Inc. (a) .................          390,400       10,833,600
                                                                     -----------
                                                                      34,286,412
                                                                     -----------
CONSTRUCTION MATERIALS--0.7%
 Lone Star Industries, Inc. ..................          273,000       10,049,813
                                                                     -----------
CONTAINERS: PAPER & PLASTIC--2.0%
 First Brands Corp. ..........................          753,900       29,731,931
                                                                     -----------
COSMETICS & TOILETRIES--0.9%
 Alberto Culver Co., Class A .................          553,800       13,983,450
                                                                     -----------
DRUGS & HEALTH CARE--1.6%
 Apria Healthcare Group,
  Inc. (a) ...................................          760,600        6,797,863
 Magellan Health Services,
  Inc. (a) ...................................          759,160        6,357,965
 Perrigo Co. (a) .............................        1,273,620       11,223,776
                                                                     -----------
                                                                      24,379,604
                                                                     -----------
ELECTRICAL EQUIPMENT--2.7%
 Anixter International, Inc. (a) .............          988,500       20,078,906
 Belden, Inc. ................................          548,020       11,611,174
 MagneTek, Inc. (a) ..........................          731,700        8,460,281
                                                                     -----------
                                                                      40,150,361
                                                                     -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

DESCRIPTION                                            SHARES           VALUE
-------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO (CONTINUED)
ELECTRONICS--3.9%
 AMETEK, Inc. ..................................         733,100     $16,357,294
 Credence Systems Corp. (a) ....................         700,000      12,950,000
 Kemet Corp. (a) ...............................       1,230,200      13,839,750
 Lattice Semiconductor
  Corp. (a) ....................................         351,500      16,136,047
                                                                     -----------
                                                                      59,283,091
                                                                     -----------
FOOD & BEVERAGES--2.7%
 American Italian Pasta Co.,
  Class A (a) ..................................         285,700       7,535,337
 Lance, Inc. ...................................         565,600      11,276,650
 Ralcorp Holdings, Inc. (a) ....................         314,200       5,734,150
 Vlasic Foods International,
  Inc. (a) .....................................         648,800      15,449,550
                                                                     -----------
                                                                      39,995,687
                                                                     -----------
GAS EXPLORATION--0.9%
 Barrett Resources Corp. (a) ...................         577,800      13,867,200
                                                                     -----------
HOMEBUILDERS--3.6%
 Kaufman & Broad Home Corp. ....................         463,900      13,337,125
 Lennar Corp. ..................................         499,800      12,619,950
 Toll Brothers, Inc. (a) .......................         738,500      16,662,406
 Walter Industries, Inc. (a) ...................         753,400      11,536,438
                                                                     -----------
                                                                      54,155,919
                                                                     -----------
HOTELS & RESTAURANTS--1.3%
 Lone Star Steakhouse &
  Saloon, Inc. (a) .............................       1,047,900       9,627,581
 Morton's Restaurant Group,
  Inc. (a) .....................................         356,900       6,736,487
 NPC International, Inc. (a) ...................         303,000       3,654,938
                                                                     -----------
                                                                      20,019,006
                                                                     -----------
HOUSEHOLD APPLIANCES &
  HOME FURNISHINGS--3.6%
 Bassett Furniture Industries,
  Inc ..........................................         322,900       7,789,962
 Bush Industries, Inc., Class A ................         466,600       5,803,338
 Furniture Brands International,
  Inc. (a) .....................................         839,400     $22,873,650
 Harman International
  Industries, Inc. .............................         471,300      17,968,312
                                                                     -----------
                                                                      54,435,262
                                                                     -----------
INDUSTRIAL & MACHINERY--4.7%
 Briggs & Stratton Corp. .......................         413,230      20,609,846
 JLG Industries, Inc. ..........................       1,261,200      19,706,250
 Regal-Beloit Corp. ............................         640,100      14,722,300
 Roper Industries, Inc. ........................         551,800      11,242,925
 Wyman-Gordon Co. (a) ..........................         340,100       3,486,025
                                                                     -----------
                                                                      69,767,346
                                                                     -----------
INSURANCE--6.1%
 American Medical Security
  Group, Inc. ..................................         382,900       5,575,981
 Amerin Corp. (a) ..............................         486,900      11,503,012
 ARM Financial Group, Inc.,
  Class A ......................................         372,000       8,253,750
 Arthur J. Gallagher & Co. .....................         286,800      12,655,050
 Delphi Financial Group, Inc.,
  Class A ......................................         289,855      15,199,272
 HCC Insurance Holdings, Inc. ..................         621,900      10,960,988
 NAC Re Corp. ..................................         333,505      15,653,891
 Orion Capital Corp. ...........................          17,300         688,756
 Reliance Group Holdings, Inc. .................         900,400      11,592,650
                                                                     -----------
                                                                      92,083,350
                                                                     -----------
INVESTMENT COMPANIES--0.6%
 Affiliated Managers Group,
  Inc. (a) .....................................         285,100       8,517,363
                                                                     -----------
LEISURE TIME--2.6%
 Anchor Gaming (a) .............................           6,000         338,250
 Carmike Cinemas, Inc.,
  Class A (a) ..................................         524,700      10,657,969
 Polaris Industries, Inc. ......................         524,400      20,549,925
 Vail Resorts, Inc. (a) ........................         366,000       8,052,000
                                                                     -----------
                                                                      39,598,144
                                                                     -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES          VALUE
--------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO (CONTINUED)

MANUFACTURING--6.6%
 Aeroquip-Vickers, Inc. ........................         174,200     $ 5,215,113
 Alltrista Corp. (a) ...........................         448,400      10,761,600
 Carlisle Companies, Inc. ......................         256,400      13,236,650
 Crane Co. .....................................         696,510      21,025,896
 Mark IV Industries, Inc. ......................       1,251,864      16,274,232
 Modine Manufacturing Co. ......................         356,700      12,930,375
 Varlen Corp. ..................................         870,568      20,077,474
                                                                     -----------
                                                                      99,521,340
                                                                     -----------
MEDICAL SUPPLIES--3.5%
 ADAC Laboratories (a) .........................         504,000      10,064,250
 Datascope Corp. (a) ...........................         711,000      16,353,000
 Dentsply International, Inc. ..................         600,800      15,470,600
 The West Company, Inc. ........................         305,100      10,888,256
                                                                     -----------
                                                                      52,776,106
                                                                     -----------
OIL & GAS--2.5%
 Atwood Oceanics, Inc. (a) .....................         271,600       4,617,200
 Devon Energy Corp. ............................         297,400       9,126,462
 Helmerich & Payne, Inc. .......................         769,220      14,903,637
 Tuboscope, Inc. (a) ...........................         364,500       2,961,563
 Vintage Petroleum, Inc. .......................         674,000       5,813,250
                                                                     -----------
                                                                      37,422,112
                                                                     -----------
PAPER PRODUCTS--1.3%
 Chesapeake Corp. ..............................         307,500      11,339,062
 The Standard Register Co. .....................         270,100       8,356,219
                                                                     -----------
                                                                      19,695,281
                                                                     -----------
PRINTING--1.2%
 Electronics for Imaging, Inc. (a) .............         452,700      18,192,881
                                                                     -----------
PUBLISHING--1.8%
 Banta Corp. ...................................         671,350      18,378,206
 World Color Press, Inc. (a) ...................         277,000       8,431,188
                                                                     -----------
                                                                      26,809,394
                                                                     -----------
REAL ESTATE--4.1%
 Catellus Development
  Corp. (a) ....................................         528,900     $ 7,569,881
 FelCor Suite Hotels, Inc. .....................         587,025      13,538,264
 Glenborough Realty Trust, Inc. ................         681,600      13,887,600
 Kilroy Realty Corp. ...........................         511,000      11,753,000
 Reckson Services Industries,
  Inc. (a) .....................................          51,192         211,167
 Reckson Associates Realty
  Corp .........................................         639,900      14,197,782
                                                                     -----------
                                                                      61,157,694
                                                                     -----------
RETAIL--4.8%
 Eagle Hardware & Garden,
  Inc. (a) .....................................         442,300      14,374,750
 General Nutrition Companies,
  Inc. (a) .....................................         980,000      15,925,000
 Genesis Direct, Inc. (a) ......................         350,000       2,734,375
 Hughes Supply, Inc. ...........................         361,400      10,570,950
 Oakley, Inc. (a) ..............................         750,000       7,078,125
 Pier 1 Imports, Inc. ..........................       1,011,400       9,797,937
 Talbots, Inc. .................................         379,200      11,897,400
                                                                     -----------
                                                                      72,378,537
                                                                     -----------
RETAIL TRADE--2.1%
 Cole National Corp. (a) .......................         422,600       7,237,025
 Movado Group, Inc. ............................         304,800       8,115,300
 The Elder-Beerman Stores
  Corp. (a) ....................................         609,500       7,047,344
 The Wet Seal, Inc., Class A (a) ...............         327,000       9,871,312
                                                                     -----------
                                                                      32,270,981
                                                                     -----------
STEEL--0.9%
 WHX Corp. (a) .................................       1,340,000      13,483,750
                                                                     -----------
TECHNOLOGY--0.5%
 VLSI Technology, Inc. (a) .....................         656,500       7,180,469
                                                                     -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998

--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO (CONTINUED)
TELECOMMUNICATIONS--2.5%
 Associated Group, Inc.,
  Class B (a) ..............................           298,500     $  12,686,250
 NTL, Inc. (a) .............................           161,700         9,125,944
 Vanguard Cellular Systems,
  Inc. (a) .................................           605,600        15,632,050
 Verbex Voice Systems,
  Inc., (a), (h) ...........................           180,501                 0
                                                                   -------------
                                                                      37,444,244
                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT--1.3%
 Allen Telecom, Inc. (a) ...................           704,765         4,713,116
 Oak Industries, Inc. (a) ..................           404,885        14,170,975
                                                                   -------------
                                                                      18,884,091
                                                                   -------------
TRANSPORTATION--1.0%
 Budget Group, Inc., Class A (a) ...........           538,400         8,547,100
 Pittston Burlington Group .................           596,520         6,636,285
                                                                   -------------
                                                                      15,183,385
                                                                   -------------
UTILITIES--1.9%
 Calpine Corp. (a) .........................           668,200        16,872,050
 Sierra Pacific Resources ..................           317,800        12,076,400
                                                                   -------------
                                                                      28,948,450
                                                                   -------------
WHOLESALE TRADE--0.4%
 Unisource Worldwide, Inc. .................           927,700         6,725,825
                                                                   -------------

TOTAL COMMON STOCKS
  (Identified
   cost $1,332,063,345) ....................                       1,419,672,088
                                                                   -------------
PREFERRED STOCKS--0.0%
 Verbex Voice Systems,
  Inc. Series F (a), (h)
  (Identified cost $1,500,000) .............           687,285                 0
                                                                   -------------

                                                  PRINCIPAL
                                                   AMOUNT
DESCRIPTION                                         (000)             VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--0.6%
COMMUNICATIONS--0.6%
 International Cable Tel, Inc.,
  7.00%, 06/15/08 (a) ...................          $  5,589       $    8,439,390
                                                                  --------------
RESTAURANTS, LODGING &
  ENTERTAINMENT--0.0%
 Interactive Light Holdings, Inc.,
  8.00%, 01/25/99 (a), (h) ..............             1,000              500,000
                                                                  --------------
TELECOMMUNICATIONS--0.0%
 Verbex Voice Systems, Inc.,
  10.00%, 12/31/95 (a), (h) .............               100                    0
                                                                  --------------
TOTAL CONVERTIBLE BONDS
 (Identified
 cost $6,689,000) .......................                              8,939,390
                                                                  --------------
REPURCHASE AGREEMENT--4.7%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateral-
  ized by $21,000,000 United
  States Treasury Note, 0.000%,
  07/01/99, with a value of
  $21,309,500, and
  $45,510,000 United States
  Treasury Note, 5.625%,
  12/31/99, with a value of
  $45,908,213, and
  $5,210,000 United States
  Treasury Note, 0.000%,
  06/17/99, with a value of
  $5,103,195) (Identified
  cost $70,890,000) .....................            70,890           70,890,000
                                                                  --------------
TOTAL INVESTMENTS
 (Identified
 cost $1,409,642,345) (b) ...............              99.6%      $1,499,501,478
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .................               0.4            5,548,791
                                              --------------      --------------
NET ASSETS ..............................             100.0%      $1,505,050,269
                                              ==============      ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                                               SHARES       VALUE
--------------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
COMMON STOCKS--92.0%
APPAREL & TEXTILES--6.9%
 Candie's, Inc. (a) ...............................      365,800     $1,371,750
 Novel Denim Holdings, Ltd. (a)                           60,600      1,287,750
 Stride Rite Corp. ................................      113,300        991,375
 Tefron, Ltd. (a) .................................      150,300        986,344
                                                                     ----------
                                                                      4,637,219
                                                                     ----------
AUTO PARTS--6.6%
 Dura Automotive Systems,
  Inc. (a) ........................................       54,900      1,873,462
 Excel Industries, Inc. ...........................      146,200      2,558,500
                                                                     ----------
                                                                      4,431,962
                                                                     ----------
BANKING--0.8%
 Republic Banking Corp. ...........................       47,500        504,688
                                                                     ----------
BUSINESS SERVICES AND SUPPLIES--7.0%
 Box Hill Systems Corp. (a) .......................      222,400      1,195,400
 GP Strategies Corp. (a) ..........................      118,800      1,782,000
 Paxar Corp. (a) ..................................       68,900        615,794
 Vanstar Corp. (a) ................................      116,400      1,076,700
                                                                     ----------
                                                                      4,669,894
                                                                     ----------
COMMERCIAL SERVICES--1.4%
 Inacom Corp. (a) .................................       62,600        931,175
                                                                     ----------
DRUGS & HEALTH CARE--9.7%
 Apria Healthcare Group,
  Inc. (a) ........................................      432,300      3,863,681
 CorVel Corp. (a) .................................       74,000      2,608,500
                                                                     ----------
                                                                      6,472,181
                                                                     ----------
EDUCATION--3.4%
 Career Education Corp. (a) .......................       76,000      2,280,000
                                                                     ----------
ENGINEERING & CONSTRUCTION--3.1%
 EMCOR Group, Inc. (a) ............................      130,000      2,096,250
                                                                     ----------

HOTELS & RESTAURANTS---2.0%
 NPC International, Inc. (a) ......................      112,000     $1,351,000
                                                                     ----------
INDUSTRIAL & MACHINERY--2.9%
 OmniQuip International, Inc. .....................      127,700      1,915,500
                                                                     ----------
INSURANCE--5.4%
 Delphi Financial Group, Inc.,
  Class A .........................................       29,011      1,521,264
 ESG Re, Ltd. .....................................       47,400        959,850
 Stirling Cooke Brown
  Holdings, Ltd. ..................................       64,000      1,112,000
                                                                     ----------
                                                                      3,593,114
                                                                     ----------
LEISURE TIME--8.8%
 Carmike Cinemas, Inc.,
  Class A (a) .....................................       77,700      1,578,281
 Powerhouse Technologies,
  Inc. (a) ........................................      170,300      2,469,350
 Steinway Musical
  Instruments, Inc. (a) ...........................       42,900      1,115,400
 Trendwest Resorts, Inc. (a) ......................       56,300        703,750
                                                                     ----------
                                                                      5,866,781
                                                                     ----------
MANUFACTURING--9.5%
 Ballantyne of Omaha, Inc. (a) ....................      235,700      2,077,106
 Hawk Corp., Class A (a) ..........................      120,700      1,010,863
 Regal-Beloit Corp. ...............................       65,200      1,499,600
 Varlen Corp. .....................................       76,750      1,770,047
                                                                     ----------
                                                                      6,357,616
                                                                     ----------
MEDICAL SUPPLIES--3.0%
 ADAC Laboratories (a) ............................       87,900      1,755,253
 The West Company, Inc. ...........................        5,968        212,983
                                                                     ----------
                                                                      1,968,236
                                                                     ----------
OIL & GAS--3.3%
 Atwood Oceanics, Inc. (a) ........................       61,300      1,042,100
 Louis Dreyfus Natural Gas
  Corp. (a) .......................................       82,000      1,168,500
                                                                     ----------
                                                                      2,210,600
                                                                     ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                           SHARES      VALUE
------------------------------------------------------------- -------------
LAZARD BANTAM VALUE PORTFOLIO (CONTINUED)
RETAIL TRADE--6.9%
 Grand Union Co. (a) ..............................       97,000   $ 1,188,250
 The Elder-Beerman Stores
  Corp. (a) .......................................      147,400     1,704,312
 Vans, Inc. (a) ...................................      250,000     1,718,750
                                                                   -----------
                                                                     4,611,312
                                                                   -----------
STEEL--2.3%
 WHX Corp. (a) ....................................      152,000     1,529,500
                                                                   -----------
TELECOMMUNICATIONS EQUIPMENT--2.7%
 Allen Telecom, Inc. (a) ..........................      268,000     1,792,250
                                                                   -----------
TOYS & AMUSEMENTS--2.1%
 Midway Games, Inc. (a) ...........................      129,100     1,420,100
                                                                   -----------
TRANSPORTATION--4.2%
 Budget Group, Inc., Class A (a)                          82,900     1,316,038
 Genesee & Wyoming, Inc.,
  Class A (a) .....................................       63,000       803,250
 Interpool, Inc. ..................................       39,000       653,250
                                                                   -----------
                                                                     2,772,538
                                                                   -----------
TOTAL COMMON STOCKS
 (Identified cost $66,553,100).....................                 61,411,916
                                                                   -----------




                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)        VALUE
---------------------------------  ------------ -------------
REPURCHASE AGREEMENT--7.7%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateral-
  ized by $5,125,000 United
  States Treasury Note, 5.750%,
  11/15/00, with a value of
  $5,261,745) (Identified cost
  $5,157,000)....................  $ 5,157      $ 5,157,000
                                                -----------
TOTAL INVESTMENTS
 (Identified cost
  $71,710,100) (b) ..............    99.7%      $66,568,916
CASH AND OTHER ASSETS IN EXCESS
 OF LIABILITIES .................     0.3           225,326
                                   -------      -----------
NET ASSETS ......................   100.0%      $66,794,242
                                   =======      ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



DESCRIPTION                               SHARES               VALUE
--------------------------------  -------------------- ---------------------
LAZARD GLOBAL EQUITY PORTFOLIO
COMMON STOCKS--96.8%
AUSTRALIA--1.2%
 Broken Hill Proprietary
  Company, Ltd. ................          36,541       $ 269,126
                                                       ---------
FRANCE--7.1%
 Alcatel Alsthom (Cie Generale)            1,560         190,850
 Axa-UAP .......................           1,870         270,918
 Banque Nationale de Paris .....           3,540         291,380
 Cie de Saint Gobain ...........             850         119,952
 Cie Generale des Eaux .........           1,250         324,182
 Elf Aquitaine SA ..............           1,850         213,754
 Rhone-Poulenc SA ..............           3,798         195,368
                                                       ---------
 TOTAL FRANCE ..................                       1,606,404
                                                       ---------
GERMANY--5.5%
 Allianz AG ....................             680         249,298
 DaimlerChrysler AG (a) ........           2,709         267,389
 Hoechst AG ....................           4,500         186,577
 Siemens AG ....................           3,000         193,508
 Thyssen AG ....................             800         148,374
 Viag AG .......................             350         205,178
                                                       ---------
 TOTAL GERMANY .................                       1,250,324
                                                       ---------
HONG KONG--1.0%
 HSBC Holdings, Ltd. ...........           8,926         222,355
                                                       ---------
ITALY--3.3%
 Ente Nazionale Idrocarburi
  SPA (ENI) ....................          33,700         220,121
 Instituto Bancario San Paolo
  di Torino (a) ................          15,800         279,029
 Telecom Italia SPA ............          40,600         255,369
                                                       ---------
 TOTAL ITALY ...................                         754,519
                                                       ---------
JAPAN--7.3%
 Matsushita Electric Industrial
  Company, Ltd. ................          16,000         282,919

 Nippon Telegraph & Telephone
  Corp. ........................              24       $ 185,122
 NTT Mobile Communications .....               6         246,793
 Omron Corp. ...................           9,000         123,238
 Promise Company, Ltd. .........           3,190         165,919
 Ricoh Company, Ltd. ...........          31,000         285,732
 Sony Corp. ....................           2,500         181,999
 Sumitomo Trust & Banking,
  Ltd. .........................          45,000         119,416
 Sumitomo Trust & Banking,
  Ltd. (a) .....................               1          42,902
                                                       ---------
 TOTAL JAPAN ...................                       1,634,040
                                                       ---------
NETHERLANDS--3.2%
 Heineken NV ...................           5,862         352,587
 ING Groep NV ..................           1,900         115,798
 Philips Electronics NV ........           3,600         241,444
                                                       ---------
 TOTAL NETHERLANDS .............                         709,829
                                                       ---------
SPAIN--3.9%
 Corporacion Bancaria de
  Espana SA (Argentaria) .......          11,500         297,372
 Endesa SA .....................           8,100         214,298
 Telefonica de Espana ..........           8,227         365,271
 Telefonica SA, rights (a) .....           8,227           7,294
                                                       ---------
 TOTAL SPAIN ...................                         884,235
                                                       ---------
SWEDEN--3.1%
 ABB AB ........................          13,800         146,920
 Astra AB ......................          10,513         213,500
 Svenska Handelsbanken,
  Series A .....................           5,900         248,351
 Volvo AB, Series B ............           3,800          86,993
                                                       ---------
 TOTAL SWEDEN ..................                         695,764
                                                       ---------
SWITZERLAND--3.9%
 Nestle SA .....................             133         289,488
 Roche Holding AG ..............              18         219,612
 Zurich Versicherungs -
  Gesellschaft (a) .............             512         379,052
                                                       ---------
 TOTAL SWITZERLAND .............                         888,152
                                                       ---------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                                   SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
UNITED KINGDOM--12.8%
 Allied Zurich PLC (a) .............            8,300      $   124,728
 B.A.T Industries PLC ..............           24,900          219,256
 British Aerospace PLC .............           31,300          266,770
 British Petroleum Company
  PLC ..............................           15,100          224,781
 Cadbury Schweppes PLC .............           14,942          255,695
 Diageo PLC ........................           21,048          233,420
 EMI Group PLC .....................           16,800          112,484
 Granada Group PLC .................           14,400          252,401
 National Westminster Bank
  PLC ..............................           13,600          263,233
 Prudential Corporation PLC ........           25,500          388,990
 Royal & Sun Alliance Insurance
  Group PLC ........................           29,400          239,342
 Unilever PLC ......................           26,200          294,690
                                                           -----------
 TOTAL UNITED KINGDOM ..............                         2,875,790
                                                           -----------
UNITED STATES--44.5%
 Aetna, Inc. .......................            2,750          216,219
 AlliedSignal, Inc. ................            3,900          172,819
 American Home Products
  Corp. ............................            8,400          473,025
 AT&T Corp. ........................            6,600          496,650
 BankAmerica Corp. .................            3,930          236,291
 Bell Atlantic Corp. ...............            8,100          429,300
 Bristol-Myers Squibb Co. ..........            1,800          240,863
 Chase Manhattan Corp. .............            4,900          333,506
 Citigroup, Inc. ...................            5,850          289,575
 Exxon Corp. .......................            3,000          219,375
 Federated Department Stores,
  Inc. (a) .........................            4,800          209,100
 First Data Corp. ..................            9,000          285,187
 First Union Corp. .................            3,900          237,169
 Fleet Financial Group, Inc. .......            7,300          326,219
 FPL Group, Inc. ...................            3,300          203,363
 General Motors Corp. ..............            5,000          357,812
 Halliburton Co. ...................            3,600          106,650
 Hewlett-Packard Co. ...............            4,000          273,250
 Honeywell, Inc. ...................            2,800          210,875
 International Business
  Machines Corp. ...................            2,420          447,095
 Johnson & Johnson .................            4,400          369,050
 McDonald's Corp. ..................            5,100          390,787
 Merck & Company, Inc. .............            2,000          295,375
 Minnesota Mining &
  Manufacturing Co. ................            2,600          184,925
 Mobil Corp. .......................            4,900          426,912
 Motorola, Inc. ....................            5,100          311,419
 Philip Morris Companies, Inc. .....            7,790          416,765
 Sears, Roebuck & Co. ..............            6,470          274,975
 Southern Co. ......................            1,200           34,875
 Texas Instruments, Inc. ...........            4,100          350,806
 The Hartford Financial
  Services Group, Inc. .............            5,560          305,105
 Toys "R" Us, Inc. (a) .............           12,100          204,188
 TRW, Inc. .........................            4,000          224,750
 United Technologies Corp. .........            4,300          467,625
                                                           -----------
 TOTAL UNITED STATES ...............                        10,021,900
                                                           -----------
TOTAL COMMON STOCKS
 (Identified cost $18,858,067)......                        21,812,438
                                                           -----------
                                           PRINCIPAL
                                             AMOUNT
                                                 (000)
                                           ----------
REPURCHASE AGREEMENT--2.4%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateralized
  by $540,000 United States
  Treasury Note, 5.625%,
  12/31/99, with a value of
  $545,400) (Identified cost
  $531,000).........................        $     531          531,000
                                                           -----------
TOTAL INVESTMENTS
 (Identified cost $19,389,067) (b)               99.2%     $22,343,438
CASH AND OTHER ASSETS
 IN EXCESS OF LIABILITIES ..........               0.8         190,858
                                           -----------     -----------
NET ASSETS .........................            100.0%     $22,534,296
                                           ===========     ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



DESCRIPTION                                SHARES             VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--97.6%
AUSTRALIA--2.1%
 Broken Hill Proprietary
  Company, Ltd. .....................   5,093,963          $37,517,214
 Westpac Banking Corporation,
  Ltd. ..............................   3,669,600           24,555,446
                                                           -----------
 TOTAL AUSTRALIA ....................                       62,072,660
                                                           -----------
DENMARK--1.3%
 Unidanmark, Class A ................     419,700           37,918,938
                                                           -----------
FINLAND--1.0%
 Merita, Ltd. .......................   2,200,000           13,892,920
 UPM-Kymmene OYJ ....................     559,600           15,584,075
                                                           -----------
 TOTAL FINLAND ......................                       29,476,995
                                                           -----------
FRANCE--15.6%
 Alcatel Alsthom (Cie Generale) .....     337,540           41,294,466
 Axa-UAP ............................     363,100           52,604,364
 Banque Nationale de Paris ..........     663,922           54,647,989
 Cie de Saint Gobain ................     314,630           44,400,478
 Cie Generale des Eaux ..............     336,492           87,267,644
 Elf Aquitaine SA ...................     438,100           50,619,317
 Michelin, Class B ..................     510,900           20,423,207
 Rhone-Poulenc SA ...................   1,244,690           64,026,622
 Suez Lyonnaise des Eaux ............     203,100           41,702,522
                                                           -----------
 TOTAL FRANCE .......................                      456,986,609
                                                           -----------
GERMANY--10.5%
 Allianz AG .........................     114,156           41,851,264
 DaimlerChrysler AG (a) .............     430,043           42,446,942
 Hoechst AG .........................   1,300,200           53,908,448
 Metro AG ...........................     922,924           73,652,281
 Siemens AG .........................     660,400           42,597,504
 Thyssen AG .........................     114,000           21,143,286
 Viag AG ............................      54,115           31,723,482
                                                           -----------
 TOTAL GERMANY ......................                      307,323,207
                                                           -----------
HONG KONG--1.0%
 HSBC Holdings, Ltd. ................   1,117,148          $27,829,207
                                                           -----------
ITALY--6.0%
 Ente Nazionale Idrocarburi SPA
  (ENI) .............................   6,544,800           42,749,306
 Instituto Bancario San Paolo
  di Torino (a) .....................   3,695,500           65,262,693
 Telecom Italia SPA .................  10,507,400           66,090,272
                                                           -----------
 TOTAL ITALY ........................                      174,102,271
                                                           -----------
JAPAN--14.5%
 Asahi Breweries, Ltd. ..............   2,393,000           35,244,096
 Japan Tobacco, Inc. ................       5,083           50,807,519
 Matsushita Electric Industrial
  Company, Ltd. .....................   1,861,000           32,907,023
 Nintendo Co. .......................     340,700           33,000,133
 Nippon Telegraph & Telephone
  Corp. .............................       3,193           24,628,890
 Nissan Motor Company, Ltd. .........   4,495,000           13,757,364
 NTT Mobile Communications ..........       1,093           44,957,541
 Omron Corp. ........................   1,225,000           16,773,994
 Orix Corp. .........................     611,300           45,637,965
 Promise Company, Ltd. ..............     569,600           29,626,254
 Ricoh Company, Ltd. ................   4,400,000           40,555,506
 Sony Corp. .........................     510,800           37,186,059
 Sumitomo Trust & Banking, Ltd.         7,369,000           19,555,064
                                                           -----------
 TOTAL JAPAN ........................                      424,637,408
                                                           -----------
MALAYSIA--0.3%
 Genting Berhad .....................   4,167,500            9,047,862
                                                           -----------
NETHERLANDS--3.4%
 Heineken NV ........................     865,775           52,074,613
 ING Groep NV .......................     252,600           15,395,060
 Philips Electronics NV .............     483,800           32,447,331
                                                           -----------
 TOTAL NETHERLANDS ..................                       99,917,004
                                                           -----------
SINGAPORE--0.9%
 United Overseas Bank, Ltd. .........   4,096,800           26,302,895
                                                           -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                               SHARES               VALUE
-------------------------------------  ------------------- ---------------------
LAZARD INTERNATIONAL EQUITY
PORTFOLIO (CONTINUED)

SPAIN--6.0%
 Corporacion Bancaria de
  Espana SA (Argentaria) ............  2,332,400           $  60,312,201
 Endesa SA ..........................  1,585,900              41,957,388
 Telefonica de Espana ...............  1,649,618              73,241,553
 Telefonica SA, rights (a) ..........  1,649,618               1,462,510
                                                           -------------
 TOTAL SPAIN ........................                        176,973,652
                                                           -------------
SWEDEN--7.1%
 ABB AB .............................  2,968,000              31,598,562
 Astra AB ...........................  2,601,666              52,835,133
 Electrolux AB, Series B ............  2,353,100              40,401,912
 Nordbanken Holding AB ..............  2,291,600              14,666,601
 Svenska Handelsbanken,
  Series A ..........................  1,048,500              44,134,871
 Volvo AB, Series B .................  1,026,900              23,508,690
                                                           -------------
 TOTAL SWEDEN .......................                        207,145,769
                                                           -------------
SWITZERLAND--6.1%
 Nestle SA ..........................     14,754              32,113,606
 Roche Holding AG ...................      3,082              37,602,329
 SGS Holding SA .....................     15,093              14,777,670
 SMH AG .............................     21,115              13,065,262
 Zurich Versicherungs-
  Gesellschaft ......................    109,630              81,163,070
                                                           -------------
 TOTAL SWITZERLAND ..................                        178,721,937
                                                           -------------
UNITED KINGDOM--21.8%
 Allied Zurich PLC (a) ..............  2,063,550              31,009,819
 B.A.T Industries PLC ...............  4,823,150              42,470,003
 British Aerospace PLC ..............  9,277,948              79,076,048
 British Petroleum Company PLC         3,542,300              52,731,364
 Cadbury Schweppes PLC ..............  1,246,431              21,329,522
 Diageo PLC .........................  3,950,194              43,807,186
 EMI Group PLC ......................  1,805,700              12,090,000
 Granada Group PLC ..................  2,698,000              47,290,081
 Great Universal Stores PLC .........  3,020,600              31,867,104
 Imperial Chemical Industries
  PLC ...............................  3,754,300              32,528,119
 Mirror Group PLC ...................  3,504,300               8,747,650
 National Westminster Bank PLC         2,836,900              54,909,262
 Prudential Corporation PLC .........  3,804,500              58,035,849
 Royal & Sun Alliance Insurance
  Group PLC .........................  5,400,300              43,963,233
 Siebe PLC ..........................  9,911,700              38,945,291
 Unilever PLC .......................  3,376,400              37,976,787
                                                           -------------
 TOTAL UNITED KINGDOM ...............                        636,777,318
                                                           -------------
 TOTAL COMMON STOCKS
  (Identified cost
  $2,363,965,380)....................                      2,855,233,732
                                                           -------------
                                       PRINCIPAL
                                         AMOUNT
                                         (000)
                                     -------------
 REPURCHASE AGREEMENT--2.2%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateralized
  by $13,895,000 United States
  Treasury Note, 6.375%,
  05/15/00, with a value of
  $14,346,588, and
  $50,560,000 United States
  Treasury Note, 5.625%,
  12/31/99, with a value of
  $51,002,400) (Identified cost
  $64,064,000) ..................... $ 64,064           64,064,000
                                                        ----------
TOTAL INVESTMENTS
 (Identified
  cost $2,428,029,380) (b) .........    99.8%       $2,919,297,732
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ...................     0.2             7,294,704
                                     --------       --------------

 NET ASSETS ........................   100.0%       $2,926,592,436
                                     ========       ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                                   SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
COMMON STOCKS--94.5%
AUSTRALIA--2.9%
 Cochlear, Ltd. .....................         931,000      $5,248,606
                                                           ----------
AUSTRIA--1.0%
 KTM Motorradholding AG .............          26,500       1,783,317
                                                           ----------
CANADA--2.5%
 Club Monaco, Inc. (a), (c) .........         364,200       1,846,614
 Maple Leaf Foods, Inc. .............         146,186       1,410,693
 Queensway Financial Holdings,
  Ltd. (a) ..........................          80,000       1,256,133
                                                           ----------
 TOTAL CANADA .......................                       4,513,440
                                                           ----------
DENMARK--0.7%
 Falck AS ...........................          14,894       1,205,225
                                                           ----------
FINLAND--5.4%
 Amer Group, Ltd. ...................         191,400       1,978,188
 Asko OYJ-A, Class A ................         101,730       1,729,749
 Rocla OY (a) .......................         161,500       1,140,224
 Sampo Insurance Company, Ltd.                 61,800       2,345,224
 Santasalo-JOT Group ................         137,000         838,282
 Vaisala OY .........................          21,400       1,762,699
                                                           ----------
 TOTAL FINLAND ......................                       9,794,366
                                                           ----------
FRANCE--6.0%
 C.E.A. Industries ..................          16,871       2,063,989
 Carbone-Lorraine ...................          46,900       2,222,948
 Cie des Signaux SA .................          39,700       2,911,286
 Compagnie Plastic-Omnium SA                   13,860       1,326,256
 SCOR SA ADR (a) ....................          33,500       2,240,313
                                                           ----------
 TOTAL FRANCE .......................                      10,764,792
                                                           ----------
GERMANY--10.0%
 Data Modul AG ......................          31,974       1,304,591
 Fielmann AG ........................          62,300       2,990,520
 Hawesko Holding AG (a) .............          62,700       3,498,800
 Holsten Brauerei AG ................             337          69,802
 Kamps AG (a) .......................          19,500       1,263,651
 KSB AG .............................           7,850      $1,332,983
 Marseille-Kliniken AG ..............         286,200       5,151,806
 Prosieben Media AG .................          54,400       2,513,381
                                                           ----------
 TOTAL GERMANY ......................                      18,125,534
                                                           ----------
HONG KONG--2.5%
 CDL Hotels International, Ltd. .....       4,976,600       1,278,258
 Esprit Asia Holdings, Ltd. .........       5,803,500       2,509,387
 Peregrine Investment Holdings,
  Ltd. (d) ..........................       2,163,800               0
 Shaw Brothers (Hong Kong), Ltd.            1,479,500         639,724
                                                           ----------
 TOTAL HONG KONG ....................                       4,427,369
                                                           ----------
IRELAND--2.7%
 Adare Printing Group PLC ...........         308,000       2,702,558
 Anglo Irish Bank Corporation
  PLC ...............................         754,000       2,175,431
                                                           ----------
 TOTAL IRELAND ......................                       4,877,989
                                                           ----------
ITALY--7.5%
 Banca Popolare di Brescia ..........         215,400       5,250,005
 Industrie Natuzzi SPA ..............          98,800       2,457,650
 Interpump Group SPA ................         352,000       1,724,395
 Manuli Rubber Industries
  SPA (a) ...........................         699,800       2,581,741
 Premafin Finanziaria SPA (a) .......       1,805,000       1,561,069
                                                           ----------
 TOTAL ITALY ........................                      13,574,860
                                                           ----------
JAPAN--4.8%
 Aderans Company, Ltd. ..............          93,700       2,909,217
 Honma Golf Company, Ltd. ...........          30,600         148,872
 Kawasumi Laboratories ..............          66,000       1,296,064
 Laox ...............................         160,000       1,174,702
 Paris Miki, Inc. ...................         137,900       3,171,517
                                                           ----------
 TOTAL JAPAN ........................                       8,700,372
                                                           ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




DESCRIPTION                                    SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP
PORTFOLIO (CONTINUED)
NETHERLANDS--5.0%
 Avalix Groep NV (a) .................         162,700      $ 1,342,338
 Scala Business Solutions NV,
  3/31/99 warrants (a) ...............          59,100           75,611
 Scala Business Solutions NV,
  3/31/01 warrants (a) ...............          59,100            4,788
 Scala Business Solutions NV (a) .....         505,140        4,570,916
 Telegraaf Holdings ..................         110,100        2,959,520
                                                            -----------
 TOTAL NETHERLANDS ...................                        8,953,173
                                                            -----------
NORWAY--2.8%
 Electric Farm ASA (a) ...............          36,240                0
 P4 Radio Hele Norg ASA (a) ..........         724,800        2,098,519
 Schibsted ASA .......................         240,800        3,042,285
                                                            -----------
 TOTAL NORWAY ........................                        5,140,804
                                                            -----------
PORTUGAL--2.0%
 Campanhia de Seguros Mundial
  Confianca SA (a) ...................         110,600        3,519,135
                                                            -----------
SPAIN--2.5%
 Banco Pastor SA .....................          72,400        4,533,915
                                                            -----------
SWEDEN--6.7%
 Caran AB ............................         221,700        2,728,683
 Elanders AB .........................         124,750        2,333,842
 Getinge Industries AB ...............         184,798        2,774,881
 Industrial & Financial
  Systems AB .........................         239,400        2,755,009
 Monark Stiga AB .....................         348,575        1,540,203
                                                            -----------
 TOTAL SWEDEN ........................                       12,132,618
                                                            -----------
SWITZERLAND--8.4%
 Brauerei Eoichof AG .................           4,228        4,355,114
 Edipresse SA ........................          12,660        3,640,314
 Gretag Imaging Group (a) ............          33,800        2,903,399
 Moevenpick Holding AG ...............           1,730          967,198
 SAIA-Burgess Electronics AG (a)......           5,900        1,460,290
 Swisslog Holding AG (a) .............          19,600        1,854,845
                                                            -----------
 TOTAL SWITZERLAND ...................                       15,181,160
                                                            -----------
TAIWAN--1.1%
 Want Want Holdings, Ltd. ............       1,662,000        1,994,400
                                                            -----------
UNITED KINGDOM--20.0%
 Ashtead Group PLC ...................         605,200        1,377,511
 Carpetright PLC .....................         357,300        1,335,645
 Corporate Services Group PLC ........         463,900        1,173,430
 Denison International PLC,
  ADR (a) ............................         121,500        1,518,750
 Devro PLC ...........................         468,300        1,346,003
 Dialog Corp. PLC ....................         487,000          477,372
 Euromoney Publications PLC ..........          50,644        1,156,928
 Games Workshop Group PLC ............         151,100        1,292,848
 Goode Durrant PLC ...................         346,100        1,575,534
 Hogg Robinson PLC ...................         789,400        2,698,439
 Hozelock Group PLC ..................         531,800        2,650,606
 Jardine Lloyd Thompson
  Group PLC ..........................         769,800        2,442,795
 JBA Holdings PLC ....................         535,900        1,691,660
 Man (E D & F) Group PLC .............         594,500        3,456,970
 Manganese Bronze
  Holdings PLC .......................          82,800          258,621
 Seton Healthcare Group PLC ..........         356,423        4,974,170
 Signet Group PLC, ADR (a) ...........         217,312        3,368,336
 Victrex PLC .........................         779,900        2,163,869
 Westminster Health Care
  Holdings PLC .......................         337,700        1,166,998
                                                            -----------
 TOTAL UNITED KINGDOM ................                       36,126,485
                                                            -----------
 TOTAL COMMON STOCKS
  (Identified cost
   $171,915,228)......................                      170,597,560
                                                            -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


                                        PRINCIPAL
                                         AMOUNT
DESCRIPTION                               (000)         VALUE
------------------------------------  ------------ ---------------
LAZARD INTERNATIONAL SMALL CAP
PORTFOLIO (CONTINUED)
REPURCHASE AGREEMENT--5.5%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateralized
  by $10,300,000 United States
  Treasury Note, 0.000%,
  07/01/99, with a value of
  $10,068,250) (Identified cost
  $9,867,000) ......................  $ 9,867       $  9,867,000
                                                    ------------
 TOTAL INVESTMENTS
  (Identified cost
   $181,782,228) (b) ...............   100.0%       $180,464,560
 LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS .....................     0.0             (39,229)
                                      -------       ------------
 NET ASSETS ........................   100.0%       $180,425,331
                                      =======       ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                  SHARES              VALUE
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
COMMON STOCKS--83.2%
ARGENTINA--6.7%
 Quilmes Industrial Quinsasa
  ADR .................................     722,150          $6,725,022
 Telefonica de Argentina SA
  ADR .................................     213,500           5,964,656
 YPF Sociedad Anonima
  Class D ADR .........................     280,300           7,830,881
                                                             ----------
 TOTAL ARGENTINA ......................                      20,520,559
                                                             ----------
BRAZIL--5.8%
 Companhia Cervejaria Brahma,
  ADR .................................     189,700           1,790,294
 Eletropaulo Metropolitana -
  Eletricidade de Sao Paulo SA ........  78,020,000           3,615,923
 Souza Cruz SA ........................     861,700           5,562,576
 Telecomunicacoes Brasileiras
  SA ADR ..............................      95,100           6,912,581
                                                             ----------
 TOTAL BRAZIL .........................                      17,881,374
                                                             ----------
CHILE--4.3%
 AFP Provida SA ADR ...................     420,000           5,643,750
 Banco BHIF ADR .......................     216,900           1,680,975
 Quinenco SA ADR ......................     468,700           3,749,600
 Santa Isabel SA ADR ..................     319,800           2,118,675
                                                             ----------
 TOTAL CHILE ..........................                      13,193,000
                                                             ----------
COLOMBIA--0.9
 Banco Ganadero SA ADR ................     295,300           2,676,156
                                                             ----------
CZECH REPUBLIC--1.3%
 Ceske Energeticke Zavody
  AS (a) ..............................     172,000           3,868,704
                                                             ----------
GREECE--2.9%
 Hellenic Telecommunication
  Organization SA ADR (a) .............      17,500             231,875
 Hellenic Telecommunication
  Organization SA .....................     254,222           6,767,021
 Panafon Hellenic
  Telecommunication Co.
  ADR (a), (c) ........................      69,400           1,839,100
                                                             ----------
 TOTAL GREECE .........................                       8,837,996
                                                             ----------
HONG KONG--4.5%
 Guangshen Railway Company,
  Ltd. ADR ............................     444,300           2,665,800
 Peregrine Investment Holdings,
  Ltd. (d) ............................   2,329,000                   0
 Shenzhen Expressway Co. (a) ..........  21,334,000           4,956,528
 Yue Yuen Industrial Holdings .........   3,191,300           6,055,051
                                                             ----------
 TOTAL HONG KONG ......................                      13,677,379
                                                             ----------
HUNGARY--1.1%
 Magyar Olaj-es Gazipari RT. ..........     120,200           3,295,023
                                                             ----------
INDIA--6.4%
 Hindalco Industries, Ltd GDR .........     264,800           3,031,960
 Larsen & Toubro, Ltd. GDR (c) ........     257,400           1,956,240
 Larsen & Toubro, Ltd. ................     798,000           3,015,752
 Mahanagar Telephone Nigam,
  Ltd. GDR (a), (c) ...................     545,100           6,745,613
 State Bank of India GDR (a), (c) .....     601,700           4,933,940
                                                             ----------
 TOTAL INDIA ..........................                      19,683,505
                                                             ----------
ISRAEL--4.6%
 ECI Telecom, Ltd. ADR ................     241,100           8,589,188
 Supersol, Ltd. ADR ...................     452,600           5,544,350
                                                             ----------
 TOTAL ISRAEL .........................                      14,133,538
                                                             ----------
MALAYSIA--1.3%
 Jaya Tiasa Holdings Berhad ...........   2,980,000           3,960,263
                                                             ----------
MEXICO--15.6%
 Cemex SA de CV .......................   2,158,904           4,652,529
 Fomento Economico Mexicano
  SA ADR ..............................     207,400           5,522,025
 Grupo Financiero Banamex
  Accival SA de CV (a) ................   4,310,100           5,655,728
 Grupo Industrial Maseca SA de
  CV ADR ..............................     689,300           8,573,169


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



DESCRIPTION                                 SHARE               VALUE
------------------------------------------------------------------------------
LAZARD EMERGING MARKETS
PORTFOLIO (CONTINUED)
 Grupo Televisa SA (a) .................    207,700         $ 5,127,594
 Kimberly-Clark de Mexico SA ...........  2,082,800           6,643,432
 Panamerican Beverages, Inc.,
  Class A ADR ..........................    210,300           4,587,169
 Pepsi-Gemex SA de CV GDR ..............    546,800           4,271,875
 Tubos de Acero de Mexico
  SA ADR ...............................    421,400           2,712,762
                                                            -----------
 TOTAL MEXICO ..........................                     47,746,283
                                                            -----------
PERU--2.2%
 Credicorp, Ltd. .......................    162,600           1,463,400
 Telefonica del Peru SA ADR ............    409,200           5,191,725
                                                            -----------
 TOTAL PERU ............................                      6,655,125
                                                            -----------
PHILIPPINES--2.3%
 Benpres Holdings Corp.
  GDR (a), (c) .........................    680,000           2,196,400
 Benpres Holdings Corp. (a) ............ 29,316,000           4,747,836
                                                            -----------
 TOTAL PHILIPPINES .....................                      6,944,236
                                                            -----------
POLAND--3.0%
 Bank Handlowy W. Warszawie ............    542,400           6,691,145
 Telekomunikacja Polska SA
  GDR (a) ..............................    495,300           2,501,265
                                                            -----------
 TOTAL POLAND ..........................                      9,192,410
                                                            -----------
RUSSIA--0.2%
 AO Tatneft ADR ........................    412,300             798,831
                                                            -----------
SOUTH AFRICA--10.1%
 Amalgamated Banks of South
  Africa, Ltd. .........................  1,104,323           5,230,737
 Barlow, Ltd. ..........................    958,515           3,677,646
 JD Group, Ltd. ........................    871,478           3,846,736
 Naspers, Ltd. .........................    873,100           3,409,215
 Rembrandt Group, Ltd. .................    835,200           5,104,528
 Sanlam, Ltd. (a) ......................  3,567,300           3,542,893
 South African Breweries, Ltd. .........    366,200           6,167,265
                                                            -----------
 TOTAL SOUTH AFRICA ....................                     30,979,020
                                                            -----------
SOUTH KOREA--6.6%
 Samsung Electronics Co. ...............    150,215          10,076,767
 SK Telecom Company, Ltd. ..............      8,493           6,224,176
 SK Telecom Company, Ltd. ADR               390,061           3,973,746
                                                            -----------
 TOTAL SOUTH KOREA .....................                     20,274,689
                                                            -----------
THAILAND--1.6%
 Bangkok Expressway Public
  Company, Ltd. (a) ....................  4,871,000           4,824,099
                                                            -----------
VENEZUELA--1.8%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ...........    145,500           2,591,719
 Mavesa SA ADR .........................    809,000           3,033,750
                                                            -----------
 TOTAL VENEZUELA .......................                      5,625,469
                                                            -----------
 TOTAL COMMON STOCKS
  (Identified cost $309,980,625)........                    254,767,659
                                                            -----------
PREFERRED STOCKS--11.2%
BRAZIL--11.2%
 Banco Bradesco SA ADR .................465,929,611           2,583,571
 Banco Bradesco SA, rights (a) ......... 19,312,382                   0
 Banco Itau SA ......................... 11,786,000           5,754,881
 Cemig Cia Energetica de Minas
  Gerais ...............................224,447,516           4,272,360
 Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar GDR (a) .......................    338,900           5,252,950
 Companhia Cervejaria
  Brahma (a) ...........................  8,091,100           3,535,629
 Companhia Cimento Portland ............ 24,820,000           2,824,423
 Companhia Paranaense de
  Energia-Copel ADR ....................    433,300           3,087,262
 Companhia Riograndense
  Telecom .............................. 10,617,800           3,822,513
 Copel Paranqense de Energia ...........236,399,000           1,702,120
 Telesp Celular SA (a) ................. 36,140,000           1,588,210
                                                            -----------
 TOTAL BRAZIL ..........................                     34,423,919
                                                            -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



DESCRIPTION                                  SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS
PORTFOLIO (CONTINUED)
THAILAND--0.0%
 Industrial Finance Corp. of
  Thailand, rights (a) .................  2,031,350       $        0
                                                          ----------
 TOTAL PREFERRED STOCKS
  (Identified cost $53,499,641).........                  34,423,919
                                                          ----------



                                            PRINCIPAL
                                              AMOUNT
                                              (000)
                                         ---------------
CONVERTIBLE BONDS--1.4%
BRAZIL--1.3%
 Telesp de Sao Paulo SA ...............  $ 27,806,118      3,790,174
                                                           ---------
PHILIPPINES--0.1%
 Bacnotan Consolidated
  Industries, 5.50%,
  06/21/04 (c) ........................         1,112        378,080
                                                           ---------
 TOTAL CONVERTIBLE BONDS
  (Identified cost $6,868,313).........                    4,168,254
                                                           ---------


REPURCHASE AGREEMENT--3.5%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateralized
  by $10,505,000 United States
  Treasury Note, 6.750%,
  04/30/00, with a value of
  $10,925,200) (Identified cost
  $10,708,000).........................  $     10,708   $ 10,708,000
                                                        ------------
 TOTAL INVESTMENTS
  (Identified cost
   $381,056,579) (b) ..................         99.3%   $304,067,832
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ......................          0.7       2,156,066
                                            --------    ------------
 NET ASSETS ...........................        100.0%   $306,223,898
                                            ========    ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                                      PRINCIPAL
                                                       AMOUNT
DESCRIPTION                                             (000)         VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--5.9%
 Chase Manhattan Grantor Trust,
  Series 1996-B, Class A
  6.61%, 09/15/02 .................................... $   516      $ 521,369
 Citibank Credit Card Master
  Trust, Series 1998-1, Class B
  5.95%, 01/15/03 ....................................     993        990,882
 Delta Funding Home Equity
  Loan Trust, Series 1997-3,
  Class A6, 7.72%, 05/25/20 ..........................     394        405,210
 Federal Express Corp. Trust,
  Series 1998-1, Class 1A
  6.72%, 01/15/22 ....................................   1,288      1,343,139
 First USA Credit Card Master
  Trust, Series 1997-6, Class B
  6.58%, 03/17/05 ....................................   1,461      1,497,218
 Fleetwood Credit Grantor Trust,
  Series 1997-B, Class A
  6.40%, 05/15/13 ....................................     566        576,930
 NationsBank Auto Owner Trust,
  Series 1996-A, Class A4
  6.625%, 12/15/00 ...................................     440        443,300
 PNC Student Loan Trust I,
  Series 1997-2, Class A7
  6.728%, 01/25/07 ...................................     867        903,414
 Travelers Bank Credit Card
  Master Trust, Series 1998-1,
  Class A, 6.00%, 01/15/05 ...........................      91         91,487
 UCFC Loan Trust, Series
  1997-C, Class A
  8.00%, 09/15/00 ....................................     578         72,160
                                                                    ---------
TOTAL ASSET-BACKED SECURITIES
 (Identified cost $6,698,101).........................              6,845,109
                                                                    ---------
COLLATERALIZED MORTGAGE OBLIGATIONS--17.8%
 Asset Securitization Corp.:
  Series 1996-D2, Class ACS2
  1.49%, 02/28/26 (e) ................................   2,125        185,274
 Series 1996-MD6, Class A1B
   6.88%, 11/13/29 (e) ...............................     248      $ 260,539
  Series 1996-D3, Class A1A
   7.01%, 10/13/26 ...................................      78         80,855
  Series 1995-MD4, Class A1
   7.10%, 08/13/29 ...................................     309        318,026
  Series 1996-D3, Class A1B
   7.21%, 10/31/26 ...................................     375        401,310
 CS First Boston Mortgage:
  Series 1998-C2
   6.30%, 11/11/30 ...................................     550        560,141
  Series 1997-C1, Class AIB
   7.15%, 08/20/06 (e) ...............................     780        821,574
 DLJ Mortgage Acceptance
  Corp., Series 1993-MF7, Class
  A1, 7.40%, 06/18/03 ................................     328        348,126
 Federal Home Loan Mortgage
  Corp.:
  Series 1679, Class J
   6.00%, 02/15/09 ...................................     359        356,420
  Series 1697, Class D
   6.00%, 03/15/09 ...................................     359        354,175
  Series 1513, Class L
   6.50%, 07/15/07 ...................................     230        235,030
  Series 1478, Class H
   6.50%, 03/15/08 ...................................     373        381,626
  Series G025, Class B
   6.50%, 12/25/08 ...................................     707        716,940
  Series 1519, Class G
   6.75%, 05/15/08 ...................................     619        635,875
  Series 1946, Class PD
   6.75%, 05/15/24 ...................................     683        699,861
  7.00%, 11/01/28 ....................................   6,233      6,356,349
 Federal National Mortgage
  Association REMIC:
  Series 1992-203, Class SA
   3.844%, 11/25/07 (e) ..............................     243         15,739
  Series 1992-129, Class G
   4.00%, 06/25/18 ...................................     423        417,633
  Series 1994-48, Class E
   6.00%, 11/25/08 ...................................     517        521,358


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

===============================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                             PRINCIPAL
                                               AMOUNT
DESCRIPTION                                    (000)                 VALUE
-------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
  Series 1996-40, Class J
   6.00%, 12/25/08 .................      $        840      $  849,450
  Series 1994-28, Class H
   6.25%, 03/25/23 .................               367         369,980
  Series 1993-134, Class K
   6.50%, 05/25/08 .................               295         297,194
  Series 1993-206, Class KA
   6.50%, 12/25/22 .................               502         512,511
  Series 1994-30, Class LC
   6.50%, 07/25/23 .................               363         363,867
  Series 1999-97, Class SA
   10.00%, 04/25/21 ................                37             927
  Series 1991-G13, Class L
   10.095%, 05/25/21 (e) ...........               158          36,418
 First Union Lehman Brothers
  Bank, Series 1998-C2,
  Class A1, 6.28%, 06/18/07 ........             1,015       1,038,705
 G3 Mortgage Reinsurance, Ltd.,
  7.892%, 05/25/08 (c) .............               300         269,156
 GMAC Commercial Mortgage
  Securities, Inc., Series
   1996-C1, Class A2A
   6.79%, 09/15/03 (e) .............               266         275,298
 Headlands Mortgage Securities, Inc.:
  Series 1997-1, Class X1
   0.686%, 03/25/27 ................             4,755          49,890
  Series 1997-4, Class X
   1.121%, 11/25/27 ................             2,790          43,783
 LB Commercial Conduit
  Mortgage Trust, Series
  1996-C2, Class A
   1.00%, 10/25/26 .................               311         328,711
 Merrill Lynch Mortgage
  Investments, Inc.:
  Series 1996-C1, Class IO
   0.736%, 04/25/28 (c), (e) .......             4,489         115,210
  Series 1998-C3, Class A1
   5.65%, 12/15/30 .................             1,000         994,844
 Midland Realty Acceptance
  Corp., Series 1996-C1, Class
   A2, 7.475%, 12/25/05 ............               344         368,479
 Morgan Stanley Capital One, Inc.:
  Series 1998-HF1, Class X
   1.046%, 02/15/18 ................             4,384         258,986
  Series 1996-WF1,Class X
   1.405%, 11/15/28 (c), (e) .......             2,696         157,972
  Series 1997-C1, Class IO
   2.562%, 02/15/20 (e) ............               663           9,336
 Mortgage Capital Funding, Inc.,
  1.367%, 11/20/12 .................             3,378         259,216
 Prudential Home Mortgage
  Security, Series 1993-41,
   Class A5, 0.914%, 10/25/00.......            15,432         111,424
 Structured Asset Securitization
  Corp.:
  Series 1996-CFL, Class X1
   1.461%, 02/25/28 (e) ............             2,067         112,161
  Series 1996-CFL, Class X2
   1.153%, 02/25/28 (e) ............             1,228          27,314
 United States Department
  Veteran Affairs, Series 1997-1,
  Class IO, 0.368%, 02/15/27
  (e) ..............................             8,650          85,155
                                                            ----------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Identified cost $20,995,437).....                        20,602,838
                                                            ----------
CORPORATE BONDS--25.2%
AEROSPACE & DEFENSE--0.7%
 Raytheon Co.,
  6.30%, 03/15/05 ..................               832         858,641
                                                            ----------
BANKING--1.3%
 Capital One Bank:
  6.70%, 05/15/08 ..................               416         402,280
  7.15%, 09/15/06 ..................               268         269,394
 U.S. Bancorp, Inc.,
  7.50%, 06/01/26 ..................               728         831,616
                                                            ----------
                                                             1,503,290
                                                            ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                                 (000)           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
BREWERY--0.8%
 Anheuser Busch Company, Inc.,
  7.10%, 06/15/07 ................      $        799      $ 864,150
                                                          ---------
BUILDING & CONSTRUCTION--0.8%
 CSC Holdings, Ltd.,
  10.50%, 05/15/16 ...............               308        361,900
 Penhall Acquisition Corp.,
  12.00%, 08/01/06 (c) ...........               550        517,000
                                                          ---------
                                                            878,900
                                                          ---------
CHEMICALS--0.2%
 Climachem, Inc.,
  10.75%, 12/01/07 ...............               260        261,300
                                                          ---------
COMMUNICATION SERVICES--0.1%
 Talton Holdings, Inc.,
  11.00%, 06/30/07 ...............                73         69,350
                                                          ---------
COMPUTERS & BUSINESS EQUIPMENT--0.3%
 PSINet, Inc.,
  10.00%, 02/15/05 ...............               310        306,900
                                                          ---------
CONTAINERS--0.1%
 Amtrol Acquisition, Inc.,
  10.625%, 12/31/06 ..............                82         79,745
                                                          ---------
ENERGY--0.4%
 Midamerican Energy Co.,
  6.375%, 06/15/06 ...............               454        459,689
                                                          ---------
ENTERTAINMENT--1.3%
 Casino America, Inc.,
  12.50%, 08/01/03 ...............               144        159,120
 Regal Cinemas, Inc.,
  9.50%, 06/01/08 (c) ............               730        751,900
 Station Casinos, Inc.,
  10.125%, 03/15/06 ..............               600        628,500
                                                          ---------
                                                          1,539,520
                                                          ---------
FINANCIAL SERVICES--4.9%
 AT&T Capital Corp.,
  6.60%, 05/15/05 ................               586        561,423
 First USA Trust,
  6.50%, 01/18/06 (c) ............               400        401,380
 Ford Motor Credit Co.,
  6.75%, 05/15/05 ................               743        786,042
 General Motors Acceptance
  Corp.,
   6.75%, 02/07/02 ...............               821        850,408
 Goldman Sachs Group LP,
  6.625%, 12/01/04 (c) ...........               521        532,413
 Heller Financial, Inc.,
  6.50%, 11/01/01 ................               279        284,036
 MBNA Corp.,
  6.75%, 03/15/08 ................               429        418,597
 Republic New York Corp.,
  7.25%, 07/15/02 ................               838        872,398
 Resolution Funding Strips,
  0.00%, 04/15/07 ................             1,248        825,901
 Sears Roebuck Acceptance
  Corp.,
   7.14%, 05/02/03 ...............               149        157,553
                                                          ---------
                                                          5,690,151
                                                          ---------
FOOD & BEVERAGES--0.3%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ...............               250        253,125
 Fleming Cos., Inc.,
  10.50%, 12/01/04 ...............                65         61,100
                                                          ---------
                                                            314,225
                                                          ---------
FOOD PROCESSING--0.0%
 Rifkin Acquisitions Partners LP,
  11.125%, 01/15/06 ..............                40         44,000
                                                          ---------
FUNERAL SERVICES--0.3%
 Service Corp. International,
  6.75%, 06/01/01 ................               377        385,863
                                                          ---------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                             PRINCIPAL
                                               AMOUNT
DESCRIPTION                                    (000)           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
HEALTHCARE--0.7%
 Dynacare, Inc.,
  10.75%, 01/15/06 .................      $        122      $ 119,560
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06 .................               218        241,980
 Tenet Healthcare Corp.,
  8.625%, 01/15/07 .................               400        418,000
                                                            ---------
                                                              779,540
                                                            ---------
INDUSTRIAL--1.1%
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 (c) .............               310        310,000
 Mediq, Inc.,
  11.00%, 06/01/08 (c) .............               350        336,000
 Pen Holdings, Inc.,
  9.875%, 06/15/08 .................               400        400,000
 Transdigm, Inc.,
  10.375%, 12/01/08 (c) ............               250        251,250
                                                            ---------
                                                            1,297,250
                                                            ---------
INDUSTRIAL & MACHINERY--0.7%
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 .................               374        353,430
 NationsRent, Inc.,
  10.375%, 12/15/08 (c) ............               210        209,475
 United Rentals, Inc.,
  9.25%, 01/15/09 (c) ..............               250        251,875
                                                            ---------
                                                              814,780
                                                            ---------
LEISURE TIME--0.2%
 Booth Creek Ski Holdings, Inc.,
  12.50%, 03/15/07 .................               270        267,300
                                                            ---------
MANUFACTURING--0.0%
 W.R. Carpenter North America,
  Inc., 10.625%, 06/15/07 ..........                54         54,675
                                                            ---------
MORTGAGE BACKED SECURITIES--1.1%
 Associates Corporation North
  America, 6.25%, 11/01/08 .........               645        667,911
 Fort James Corp.,
  6.875%, 09/15/07 .................               636        657,980
                                                            ---------
                                                            1,325,891
                                                            ---------
OIL & GAS--0.7%
 Texaco Capital, Inc.,
  6.00%, 06/15/05 ..................               776        785,180
                                                            ---------
OTHER--0.3%
 RMOF,
  2.16%, 01/31/22 ..................             4,434        321,492
                                                            ---------
RESTAURANTS, LODGING &
  ENTERTAINMENT--0.2%
 American Restaurant Group,
  Inc., 11.50%, 02/15/03 ...........               205        178,350
                                                            ---------
RETAIL--0.9%
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 .................               300        295,500
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 (c) ............               300        297,000
 Jitney-Jungle Stores of America,
  Inc., 10.375%, 09/15/07 ..........                15         15,375
 Petro Stopping Centers,
  10.50%, 02/01/07 .................               365        381,425
 Renters Choice, Inc.,
  11.00%, 08/15/08 (c) .............               100        101,500
                                                            ---------
                                                            1,090,800
                                                            ---------
TELECOMMUNICATIONS--3.4%
 Coaxial Communications
  Central Ohio, LLC,
   10.00%, 08/15/06 (c) ............               500        516,250
 Fundy Cable Ltd.,
  11.00%, 11/15/05 .................               452        476,860
 GTE Corp.,
  9.10%, 06/01/03 ..................               395        451,339


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                             PRINCIPAL
                                               AMOUNT
DESCRIPTION                                    (000)                 VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
 ITC Deltacom, Inc.,
  9.75%, 11/15/08 (c) ..............      $        650      $   672,750
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 .................               245          242,550
 TCI Communications, Inc.,
  6.875%, 02/15/06 .................               673          718,138
 US West Communications,
  Inc.,
   5.625%, 11/15/08 ................               836          843,616
                                                            -----------
                                                              3,921,503
                                                            -----------
TRANSPORTATION--0.5%
 Atlantic Express, Inc.,
  10.75%, 02/01/04 .................               407          411,070
 Atlas Air, Inc.,
  9.25%, 04/15/08 ..................               120          119,700
                                                            -----------
                                                                530,770
                                                            -----------
UTILITIES--3.9%
 Calpine Corp.,
  8.75%, 07/15/07 ..................               650          687,921
 GTE North, Inc.,
  6.375%, 02/15/10 .................             1,155        1,223,757
 National Rural Utilities
  Cooperative,
   6.125%, 05/15/05 ................               778          810,256
 Texas Utilities Co., Series B
  6.375%, 10/01/04 .................               821          848,101
 Western Resources, Inc.,
  7.125%, 08/01/09 .................               850          955,952
                                                            -----------
                                                              4,525,987
                                                            -----------
 TOTAL CORPORATE BONDS
  (Identified cost $29,029,261).....                         29,149,242
                                                            -----------
MUNICIPALS--3.6%
 California Department Water
  Resource Center, Series U
   5.00%, 12/01/29 .................               570          563,781
 Denver City & County Airport
  Revenue, Series A
   5.00%, 11/15/25 .................             1,145        1,111,978
 Houston Airport Systems
  Revenue, Series B
   5.00%, 07/01/25 .................               715          694,558
 Long Island Power Authority,
  5.125%, 04/01/11 .................               570          599,919
 Philadelphia Airport Systems
  Revenue, Series A
   5.125%, 07/01/28 ................               570          559,370
 Wayne Charter County Airport
  Revenue, Series A
   5.00%, 12/01/22 .................               585          569,065
                                                            -----------
 TOTAL MUNICIPALS
  (Identified cost $4,133,313)......                          4,098,671
                                                            -----------
MORTGAGE PASS-THROUGH
  SECURITIES--23.5%
 Federal Home Loan Mortgage
  Corp.:
  6.50%, 04/15/11 ..................               682          689,884
  6.50%, 08/01/13 ..................             1,792        1,819,132
  6.50%, 10/01/13 ..................               787          798,670
  6.50%, 11/01/13 ..................               623          632,150
  6.50%, 09/01/28 ..................             1,591        1,603,361
  6.50%, 10/01/28 ..................               442          445,366
  6.50%, 11/01/28 ..................               127          128,813
  6.50%, TBA .......................             1,081        1,096,869
  7.00%, 08/01/09 ..................               877          895,612
  7.00%, 08/01/28 ..................               132          134,786
  7.472%, 09/01/26 (e) .............                70           71,268
  7.50%, 12/01/28 ..................               563          578,128
  7.504%, 11/01/26 (e) .............                92           93,446
  8.00%, 03/01/28 ..................             1,126        1,166,500
 Federal National Mortgage
  Association:
   6.50%, 08/01/28 .................             1,646        1,658,372


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

===============================================================================-
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                                  PRINCIPAL
                                                    AMOUNT
DESCRIPTION                                         (000)             VALUE
-------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
  6.50%, 09/01/28 ...........................  $      1,605       $  1,617,154
  6.50%, 12/01/28 ...........................         4,031          4,060,698
  7.00%, 05/01/28 ...........................           592            604,004
  7.00%, 08/01/28 ...........................           142            145,723
  7.00%, TBA ................................         1,060          1,082,525
  7.075%, 05/01/06 ..........................           448            480,246
  7.323%, 06/01/25 (e) ......................           117            118,856
  7.467%, 07/01/25 (e) ......................           164            167,281
  8.00%, 12/01/09 ...........................           318            327,595
  8.00%, 06/01/12 ...........................           289            298,022
  8.00%, 12/01/12 ...........................           480            494,325
  10.00%, 08/01/18 ..........................           217             43,757
 Government National Mortgage
  Association:
   1.00%, 06/20/28 ..........................         1,445          1,463,887
  5.50%, 10/20/27 ...........................           864            874,364
  6.50%, 07/20/27 ...........................           216            218,592
  6.50%, 09/20/27 ...........................           324            328,592
  6.625%, 09/20/26 ..........................           294            299,012
  7.00%, 04/15/28 ...........................           860            880,717
  8.00%, 11/15/28 ...........................         1,794          1,865,316
                                                                  ------------
 TOTAL MORTGAGE PASS-THROUGH
  SECURITIES
  (Identified cost $27,180,737)..............                       27,183,023
                                                                  ------------
U.S. GOVERNMENT
  OBLIGATIONS--20.0%
 Tennessee Valley Authority
  Federal,
   0.00%, 11/15/29 ..........................           751            731,767
 United States Treasury Notes:
  3.625%, 07/15/02 ..........................         1,845          1,831,163
  4.75%, 11/15/08 ...........................           110            110,859
  5.75%, 11/15/00 ...........................         2,700          2,752,299
 United States Treasury Strips:
  0.00%, 11/15/04 ...........................        13,564         10,274,458
  0.00%, 05/15/09 ...........................        12,384          7,360,183
                                                                  ------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Identified cost $22,981,825)..............                       23,060,729
                                                                  ------------
REPURCHASE AGREEMENT--4.8%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateralized
  by $5,950,000 United States
  Treasury Bill, 0.000%,
  12/09/99, with a value of
  $5,703,075) (g) (Identified cost
  $5,588,000)................................         5,588          5,588,000
                                                                  ------------
 TOTAL INVESTMENTS
  (Identified cost $116,606,674)
  (b) .......................................        100.8%       $116,527,612
 LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ..............................         (0.8)           (904,509)
                                               ------------       ------------
 NET ASSETS .................................        100.0%       $115,623,103
                                               ============       ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                    PRINCIPAL
                                                      AMOUNT
DESCRIPTION                                           (000)          VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO
CORPORATE BONDS--88.2%
AEROSPACE & DEFENSE--0.8%
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) .........................   $      400      $ 352,000
                                                                   ---------
AUTOMOTIVE--2.4%
 J.B. Poindexter & Co.,
  12.50%, 05/15/04 .............................          500        470,000
 United Rentals, Inc.,
  9.25%, 01/15/09 (c) ..........................          550        555,500
                                                                   ---------
                                                                   1,025,500
                                                                   ---------
BROADCASTING--4.5%
 Echostar DBS Corp.,
  12.50%, 07/01/02 .............................          400        460,000
 Golden Sky Systems, Inc.,
  12.375%, 08/01/06 (c) ........................          500        512,500
 Paxson Communications Corp.,
  11.625%, 10/01/02 ............................          310        314,650
 Radio Unica Corp.,
  1.00%, 08/01/06 (c) ..........................          250        135,000
 Spanish Broadcasting Systems,
  Inc., 11.00%, 03/15/04 .......................          500        530,000
                                                                   ---------
                                                                   1,952,150
                                                                   ---------
BUILDING & CONSTRUCTION--1.1%
 Penhall Acquisition Corp.,
  12.00%, 08/01/06 (c) .........................          500        470,000
                                                                   ---------
CABLE T.V. OPERATOR--6.3%
 CSC Holdings, Inc.:
  9.875%, 04/01/23 .............................          358        398,275
  10.50%, 05/15/16 .............................          500        587,500
 Fundy Cable, Ltd.,
  11.00%, 11/15/05 .............................          600        633,000
 Coaxial Communications
  Central Ohio, LLC,
  10.00%, 08/15/06 (c) .........................          500        516,250
 Rifkin Acquisitions Partners LP,
  11.125%, 01/15/06 ............................          500        550,000
                                                                   ---------
                                                                   2,685,025
                                                                   ---------
CHEMICALS--2.3%
 Climachem, Inc.,
  10.75%, 12/01/07 .............................          495        497,475
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 (c) ........................          500        480,000
                                                                   ---------
                                                                     977,475
                                                                   ---------
COMMERCIAL SERVICES--0.6%
 Fisher Scientific International, Inc.,
  9.00%, 02/01/08 (c) ..........................          250        248,750
                                                                   ---------
COMMUNICATION SERVICES--2.5%
 Centennial Cellular Operating Co.
  10.75%, 12/15/08 (c) .........................          600        603,000
 Talton Holdings, Inc.,
  11.00%, 06/30/07 .............................          500        475,000
                                                                   ---------
                                                                   1,078,000
                                                                   ---------
COMPUTER SERVICES--4.0%
 Concentric Network Corp.,
  12.75%, 12/15/07 .............................          500        510,000
 Primark Corp.,
  9.25%, 12/15/08 (c) ..........................          550        550,000
 PSINet, Inc.:
  10.00%, 02/15/05 .............................          140        138,600
  11.50%, 11/01/08 (c) .........................          500        523,750
                                                                   ---------
                                                                   1,722,350
                                                                   ---------
CONSUMER DURABLES--1.2%
 Generac Portable Products LLC,
  11.25%, 07/01/06 (c) .........................          500        500,000
                                                                   ---------
CONTAINERS--2.4%
 Amtrol, Inc.,
  10.625%, 12/31/06 ............................          500        486,250
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 .............................          500        560,000
                                                                   ---------
                                                                   1,046,250
                                                                   ---------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                            PRINCIPAL
                                              AMOUNT
DESCRIPTION                                   (000)           VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
ENERGY--0.4%
 Mariner Energy, Inc., Series B
  10.50%, 08/01/06 ................         $     200      $ 166,000
                                                           ---------
ENTERTAINMENT--7.7%
 Casino America, Inc.,
  12.50%, 08/01/03 ................               500        552,500
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 ...............               500        525,000
 Production Resource Group LLC,
  11.50%, 01/15/08 ................               500        490,000
 Regal Cinemas, Inc.:
  8.875%, 12/15/10 ................               150        148,875
  9.50%, 06/01/08 (c) .............               500        515,000
 Station Casinos, Inc.,
  10.125%, 03/15/06 ...............               500        523,750
 TVN Entertainment Corp.,
  14.00%, 08/01/08 ................               500        445,000
 Young America Corp.,
  11.625%, 02/15/06 ...............               300        126,000
                                                           ---------
                                                           3,326,125
                                                           ---------
FOOD & BEVERAGES--4.3%
 Advantica Restaurant Group,
  Inc., 11.25%, 01/15/08 ..........               700        708,750
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 (c) ...........               600        610,500
 American Restaurant Group,
  Inc., 11.50%, 02/15/03 ..........               575        500,250
 Mrs. Field's Original,
  1.00%, 12/01/05 .................                80         45,800
                                                           ---------
                                                           1,865,300
                                                           ---------
HEALTHCARE--5.0%
 Dynacare, Inc.,
  10.75%, 01/15/06 ................               625        612,500
 Fresenius Medical Care Capital
  Trust, 9.00%, 12/01/06 ..........               250        261,250
 Genesis Health Ventures, Inc.,
  9.875%, 01/15/09 (c) ............             1,100      1,061,500
 Tenet Healthcare Corp.,
  8.625%, 01/15/07 ................               200        209,000
                                                           ---------
                                                           2,144,250
                                                           ---------
INDUSTRIAL--11.1%
 Dictaphone Corp.,
  11.75%, 08/01/05 ................               500        375,000
 Globe Holdings, Inc.,
  1.00%, 08/01/09 (c) .............               300        126,000
 Interpool Capital Trust,
  9.875%, 02/15/27 ................               500        440,455
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 ................               650        650,000
 Mediq, Inc.,
  11.00%, 06/01/08 ................               800        768,000
 Morris Material Handling, Inc.,
  9.50%, 04/01/08 .................               450        333,000
 NationsRent, Inc.,
  10.375%, 12/15/08 (c) ...........               600        598,500
 Transdigm, Inc.,
  10.375%, 12/01/08 (c) ...........               375        376,875
 Unisys Corp.,
  11.75%, 10/15/04 ................               600        696,000
 W.R. Carpenter North America,
  Inc., 10.625%, 06/15/07 .........               400        405,000
                                                           ---------
                                                           4,768,830
                                                           ---------
LEISURE TIME--2.1%
 Booth Creek Ski Holdings, Inc.,
  Series B
  12.50%, 03/15/07 ................               900        891,000
                                                           ---------
LODGING & ENTERTAINMENT--1.0%
 Courtyard by Marriott II Ltd.,
  10.75%, 02/01/08 ................               400        414,000
                                                           ---------
MANUFACTURING--5.6%
 Axiohm Transaction Solutions,
  9.75%, 10/01/07 .................               500        472,500
 Exide Corp.,
  10.00%, 4/15/05 .................               500        493,750



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                                 PRINCIPAL
                                                   AMOUNT
DESCRIPTION                                        (000)            VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
 Henry Co.,
  10.00%, 04/15/08 .....................         $     500      $  500,000
 High Voltage Engineering
  Corp., 10.50%, 08/15/04 ..............               500         472,500
 Precise Technology, Inc.,
  11.125%, 06/15/07 ....................               500         482,500
                                                                ----------
                                                                 2,421,250
                                                                ----------
MINING--1.3%
 Pen Holdings, Inc.,
  9.875%, 06/15/08 .....................               550         550,000
                                                                ----------
PUBLISHING--1.3%
 T/SF Communications Corp.,
  10.375%, 11/01/07 ....................               550         554,125
                                                                ----------
RETAIL--5.2%
 Frank's Nursery and Crafts, Inc.,
  10.25%, 03/01/08 .....................               350         344,750
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 (c) ................               700         693,000
 Jitney-Jungle Stores of America,
  Inc., 10.375%, 09/15/07 ..............               500         512,500
 Petro Stopping Centers, 10.50%,
  02/01/07 .............................               450         470,250
 Renters Choice, Inc.,
  11.00%, 08/15/08 (c) .................               200         203,000
                                                                ----------
                                                                 2,223,500
                                                                ----------
SECURITY--1.4%
 Loomis Fargo & Co.,
  10.00%, 01/15/04 .....................               600         594,000
                                                                ----------
TELECOMMUNICATIONS--11.3%
 AMSC Acquisition, Inc.,
  12.25%, 04/01/08 .....................               500         310,000
 Dobson Communications Corp.,
  11.75%, 04/15/07 .....................               250         248,750
 Econophone, Inc.,
  13.50%, 07/15/07 .....................               500         511,875
 Facilicom International, Inc.,
  10.50%, 01/15/08 (c) .................               249         201,690
 IPC Information Systems, Inc.,
  1.00%, 05/01/08 (f) ..................               200         126,000
 Iridium LLC,
  10.875%, 07/15/05 ....................               250         212,500
 ITC Deltacom, Inc.:
  9.75%, 11/15/08 (c) ..................               100         103,500
  11.00%, 06/01/07 .....................               500         547,500
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 .....................               500         495,000
 Long Distance International,
  Inc., 12.25%, 04/15/08 (c) ...........               300         250,500
 McLeodUSA, Inc.,
  9.50%, 11/01/08 (c) ..................               300         318,000
 Nextel Communications, Inc.,
  12.00%, 11/01/08 (c) .................               500         552,500
 Pegasus Communications Corp.,
  9.75%, 12/01/06 (c) ..................               500         501,250
 Qwest Communications
  International, Inc.,
   10.875%, 04/01/07 ...................               390         454,350
                                                                ----------
                                                                 4,833,415
                                                                ----------
TRANSPORTATION--1.2%
 Atlantic Express, Inc.,
  10.75%, 02/01/04 .....................               525         530,250
                                                                ----------
TRANSPORTATION & FREIGHT
  SERVICES--1.2%
 Atlas Air, Inc.,
  9.25%, 04/15/08 ......................               500         498,750
                                                                ----------
 TOTAL CORPORATE BONDS
  (Identified cost $38,613,745).........                        37,838,295
                                                                ----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


DESCRIPTION                                      SHARES           VALUE
-------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
PREFERRED STOCKS--6.1%
 Adelphia Communications
  Corp. ............................            5,000         $ 590,000
 American Mobile Satellite
  Corp., warrant 4/01/08 (c) .......              500             1,940
 American Restaurant Group,
  Inc., 08/15/08 warrant ...........              200                 2
 American Restaurant Group,
  Inc. .............................              212           212,000
 Dobson Communications Corp.                      272           261,120
 Forman Petroleum Corp.,
  06/01/04 warrant .................              250                 0
 Harborside Healthcare Corp. .......              310           288,300
 High Voltage Engineering Corp......              265           259,700
 Hyperion Telecommunications,
  Inc. .............................              318           252,810
 Jitney-Jungle Stores of America,
  Inc. .............................            1,600           214,400
 Long Distance International,
  Inc., 04/13/08 warrant ...........              300                38
 Nextel Communications, Inc. .......                7             5,775
 Paxson Communications Corp. .......               17            15,385
 Paxson Communications Corp. .......               42           367,500
 S.F. Holdings Group, Inc. (c) .....            1,110             2,220
 S.F. Holdings Group, Inc. .........              330           145,200
                                                              ---------
TOTAL PREFERRED STOCKS
 (Identified cost $2,986,601).......                          2,616,390
                                                              ---------




                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)        VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.6%
 State Street Bank and Trust
  Company, 4.75%, 01/04/99,
  (Dated 12/31/98, collateralized
  by $1,530,000 United States
  Treasury Note, 6.375%,
  05/15/00, with a value of
  $1,579,725) (Identified cost
  $1,545,000)....................            $ 1,545      $ 1,545,000
                                                          -----------
 TOTAL INVESTMENTS
  (Identified cost
   $43,145,346) (b)..............              97.9%      $41,999,685
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ................               2.1           883,878
                                             -------      -----------
 NET ASSETS .....................             100.0%      $42,883,563
                                             =======      ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                           PRINCIPAL
                                             AMOUNT
DESCRIPTION                                  (000)                VALUE
-------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO
CURRENCY DENOMINATED BONDS--88.9%
ARGENTINE PESO--1.1%
 Argentina Bocon, (USD),
  5.01%, 09/01/02 (e) ............         $      35      $   38,220
 Argentina Resolution Co.,
  0.00%, 07/01/99 ................               125         118,807
 Mastellone Hermanos SA,
  11.75%, 04/01/08 ...............               239         192,395
 Republic of Argentina:
  3.01%, 04/01/01 (e) ............               816         563,547
  3.01%, 09/01/02 (e) ............               103          96,547
  3.01%, 04/01/07 (e) ............               385         284,259
 Republic of Argentina, (USD),
  6.188%, 03/31/05 (e) ...........                51          43,707
                                                          ----------
 TOTAL ARGENTINE PESO ............                         1,337,482
                                                          ----------
AUSTRALIAN DOLLAR--1.2%
 Commonwealth of Australia,
  9.50%, 08/15/03 (g) ............             1,988       1,455,836
                                                          ----------
AUSTRIAN SCHILLING--1.2%
 Republic of Austria,
  8.00%, 03/18/02 ................            14,670       1,421,393
                                                          ----------
BELGIAN FRANC--2.7%
 Kingdom of Belgium,
  5.75%, 03/28/08 ................            97,496       3,180,395
                                                          ----------
BRITISH POUND--9.6%
 Bayerische Landesbank
  Girozentrale,
   6.875%, 06/07/02 ..............               826       1,428,929
 Birmingham Midshires Building
  Society,
   9.125%, 01/05/06 ..............               150         293,290
 Brunner Mond Group PLC,
  12.50%, 07/15/08 ...............               198         299,352
 Chelsea Village PLC,
  8.875%, 12/17/07 ...............               326         551,367
 Coca Cola Enterprises PLC,
  6.75%, 03/12/08 ................               158         280,385
 Finance for Resident Society
  House,
  11.126%, 10/05/58 ..............               300         879,403
 Haven Funding PLC,
  8.125%, 09/30/37 ...............               290         650,139
 HMV Media Group PLC,
  10.875%, 05/15/08 ..............               300         463,532
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 ...............               494         867,188
 Middleweb PLC,
  10.50%, 05/30/08 (c) ...........               274         430,188
 North American Capital Corp.,
  8.25%, 11/17/03 (g) ............               876       1,590,925
 Textron Golf & Turk PLC,
  8.684%, 01/30/08 (c) ...........               303         583,447
 United Kingdom Treasury
  Bonds:
  7.25%, 12/07/07 (g) ............               387         773,164
  8.00%, 06/07/21 (g) ............               514       1,287,776
 United Kingdom Treasury
  Notes, 6.50%, 12/07/03 .........               299         544,946
 William Hill Finance PLC,
  10.625%, 04/30/08 ..............               330         559,229
                                                          ----------
 TOTAL BRITISH POUND .............                        11,483,260
                                                          ----------
CANADIAN DOLLAR--1.8%
 Argos Funding Trust,
  5.963%, 02/27/06 ...............               250         161,923
 Government of Canada,
  8.00%, 06/01/23 ................               682         615,964
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c) ............               800         534,903
 Province of Quebec,
  8.625%, 11/04/11 ...............               111         232,899
 Quebec Housing,
  8.95%, 05/13/13 ................               407         352,148
 UniHost Corp.,
  10.00%, 06/30/03 ...............               402         239,333
                                                          ----------
 TOTAL CANADIAN DOLLAR ...........                         2,137,170
                                                          ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                            PRINCIPAL
                                              AMOUNT
DESCRIPTION                                   (000)                VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO (CONTINUED)
COLOMBIAN PESO--0.0%
 Salomon COP Swap,
  0.00%, 01/06/99 .................         $      50      $   52,385
                                                           ----------
CROATIAN KUNA--0.1%
 Republic of Croatia,
  6.563%, 07/31/06 ................               153         122,020
                                                           ----------
DANISH KRONE--5.3%
 Kingdom of Denmark:
  7.00%, 11/10/24 .................             5,452       1,096,517
  8.00%, 03/15/06 .................            15,774       3,056,502
 Nykredit AS,
  5.00%, 10/01/29 .................             2,381         349,801
 Realkredit Danmark,
  5.00%, 10/01/29 .................            11,757       1,726,335
 Unikredit Realkred,
  5.00%, 10/01/29 .................             1,190         173,985
                                                           ----------
 TOTAL DANISH KRONE ...............                         6,403,140
                                                           ----------
FINNISH MARKKA--1.0%
 Republic of Finland,
  9.50%, 03/15/04 .................             5,000       1,251,912
                                                           ----------
FRENCH FRANC--6.1%
 Credit Foncier de France
  7.50%, 03/29/05 .................            18,250       3,848,462
 Government of France:
  0.00%, 10/25/19 .................            15,923       1,029,541
  0.00%, 04/25/21 .................            29,202       1,737,704
 Neopost,
  6.131%, 09/30/07 (c), (e) .......             1,900         327,938
 Republic of France,
  4.00%, 07/12/00 .................             1,958         354,758
                                                           ----------
 TOTAL FRENCH FRANC ...............                         7,298,403
                                                           ----------
GERMAN MARK--18.4%
 AirTouch Communications, Inc.,
  5.50%, 07/24/08 .................               620         375,038
 Autobahn Tank & Rast,
  6.00%, 10/16/00 .................               425         265,211
 Bundesrepublik Deutschland,
  0.00%, 01/04/24 .................             4,011         687,112
 Core Dem,
  6.39%, 07/05/15 .................               400         235,209
 Derby Cycle Corp.,
  9.375%, 05/15/08 ................               379         167,146
 Deutsche Bank AG,
  11.00%, 04/15/99 ................               100         106,440
 Euronet Services, Inc.,
  12.375%, 07/01/06 ...............             1,061         203,720
 Exide Holdings,
  9.125%, 04/15/04 (c) ............             1,005         590,964
 Federal Republic of Germany:
  0.00%, 01/04/21 (g) .............             5,587       1,110,964
  6.00%, 09/15/03 (g) .............             3,020       2,018,649
  6.00%, 07/04/07 (g) .............            11,377       7,847,713
  6.50%, 10/14/05 (g) .............             7,082       4,948,391
 Geberit International SA,
  10.125%, 04/15/07 ...............               302         208,388
 Impress Metal Pack Holding,
  9.875%, 05/29/07 (c) ............               927         609,063
 Ineos PLC,
  8.625%, 04/30/05 ................               890         499,310
 Land Hessen,
  6.00%, 11/29/13 .................             1,000         711,998
 LBK Hess Thur Giro,
  9.00%, 09/06/04 .................                60         115,135
 Sirona Dental Systems,
  9.125%, 07/15/08 (c) ............               845         501,950
 Texon International PLC,
  10.00%, 02/01/08 ................               948         443,682
 Viatel, Inc.:
  10.00%, 04/15/11 warrant (c).....                41               0
  11.15%, 04/15/08 (c) ............               800         477,619
                                                           ----------
 TOTAL GERMAN MARK ................                        22,123,702
                                                           ----------
GREEK DRACHMA--0.7%
 Republic of Hellenic:
  8.90%, 04/01/03 .................            70,000         262,363



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                 PRINCIPAL
                                                  AMOUNT
DESCRIPTION                                        (000)                VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO (CONTINUED)
 12.80%, 06/30/00 ............................  $ 30,000            $  108,207
 13.00%, 08/14/03 (e) ........................   113,000               410,204
                                                                    ----------
 TOTAL GREEK DRACHMA .........................                         780,774
                                                                    ----------
HUNGARIAN FORINT--0.7%
 Government of Hungary:
  16.00%, 01/12/00 ...........................   110,000               514,638
  16.50%, 04/12/99 ...........................    39,000               180,869
  23.00%, 05/06/99 ...........................     7,000                33,211
 Republic of Hungary,
  19.50%, 01/12/99 ...........................    12,000                55,725
                                                                    ----------
 TOTAL HUNGARIAN FORINT ......................                         784,443
                                                                    ----------
IRISH POUND---0.5%
 Republic of Ireland,
  8.00%, 08/18/06 ............................       295               556,964
                                                                    ----------
ITALIAN LIRA--0.9%
 Films PLC,
  5.785%, 03/31/05 (e) .......................  1,000,000              586,652
 Republic of Italy,
  10.50%, 04/28/14 ...........................        40               101,387
 Societa Sportiva Lazio SPA,
  6.375%, 10/15/07 ...........................   723,544               426,657
                                                                    ----------
 TOTAL ITALIAN LIRA ..........................                       1,114,696
                                                                    ----------
JAPANESE YEN--18.4%
 Asterique,
  2.48%, 01/23/02 ............................   191,549             1,694,374
 European Investment Bank,
  3.00%, 09/20/06 ............................   562,000             5,321,725
 Export-Import Bank of Japan,
  4.375%, 10/01/03 (g) .......................   509,000             5,132,773
 International Bank for
  Reconstruction and Development,
  4.75%, 12/20/04 (g) ........................   808,500             8,470,298
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 ............................    60,000               519,328
 Republic of Austria:
  4.50%, 09/28/05 ............................    80,000               841,220
  6.25%, 10/16/03 ............................    15,000               163,534
                                                                    ----------
 TOTAL JAPANESE YEN ..........................                      22,143,252
                                                                    ----------
LEBANESE POUND--0.7%
 LBP Treasury Bill,
  0.00%, 03/18/99 ............................   125,600                81,015
 LBP Treasury Note,
  0.00%, 02/11/99 ............................   534,830               377,970
 Paribas LBP Treasury Note,
  18.12%, 01/21/99 ...........................   546,220               388,938
                                                                    ----------
 TOTAL LEBANESE POUND ........................                         847,923
                                                                    ----------
MEXICAN PESO--1.0%
 Mexican Cetes:
  0.00%, 01/14/99 ............................     3,500               350,633
  0.00%, 02/11/99 ............................       780                75,618
  0.00%, 04/08/99 ............................     2,876               267,447
  0.00%, 07/08/99 ............................       680                58,898
 UDI Bonos,
  7.00%, 05/27/99 ............................       350                83,789
 United Mexican States, (USD):
  0.00%, 01/01/03 ............................       769                     0
  6.039%, 12/31/19 (e), (g) ..................       500               406,250
                                                                    ----------
 TOTAL MEXICAN PESO ..........................                       1,242,635
                                                                    ----------
MOROCCAN DIRHAM--0.1%
 Morocco Restructuring &
  Consolidation Agreement,
   (USD), 6.063%, 01/01/09 (e)................       200               156,000
                                                                    ----------
NETHERLANDS GUILDER--1.3%
 Government of Netherlands,
  8.75%, 01/15/07 ............................     1,426               994,337
 West LB Finance Curacao NV,
  8.125%, 01/24/07 ...........................       310               581,990
                                                                    ----------
 TOTAL NETHERLANDS GUILDER ...................                       1,576,327
                                                                    ----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                              PRINCIPAL
                                                AMOUNT
DESCRIPTION                                     (000)                VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO (CONTINUED)
POLISH ZLOTY--0.1%
 Polish Treasury Bill,
  0.00%, 08/04/99 ...................          $    650      $ 171,815
                                                             ---------
SOUTH AFRICAN RAND--0.3%
 Government of Namibia:
  12.00%, 04/15/02 ..................               210         30,662
  12.00%, 04/15/05 ..................               210         28,531
 Lesotho Highlands Water,
  12.50%, 04/15/02 ..................               997        151,997
 Republic of South Africa,
  12.00%, 02/28/05 ..................               740        106,622
 South African Roads,
  11.50%, 09/30/05 ..................               500         66,728
                                                             ---------
 TOTAL SOUTH AFRICAN RAND ...........                          384,540
                                                             ---------
SPANISH PESETA--0.5%
 Catalunya Generalitat,
  9.30%, 11/24/03 ...................            67,000        582,219
                                                             ---------
SWEDISH KRONA--2.6%
 Forenings Sparbanken,
  0.00%, 03/29/99 ...................             4,300        315,862
 Kingdom of Sweden:
  9.00%, 04/20/09 ...................             7,200      1,237,101
  10.25%, 05/05/03 ..................             7,300      1,128,136
 Svenska Kredit:
  0.00%, 01/15/99 ...................               640        159,180
  0.00%, 01/25/99 ...................             3,300        244,628
                                                             ---------
 TOTAL SWEDISH KRONA ................                        3,084,907
                                                             ---------

TURKISH LIRA--0.8%
 Turkey Daily Roll 2
  0.00%, 02/18/99 ...................            62,000        214,227
 Turkey DMG Daily Reset,
  0.00%, 02/24/99 ...................           109,000        373,169
 Turkey DMG Daily Reset 4,
  0.00%, 02/26/99 ...................            71,576        242,551
 Turkey DMG Daily Reset 5,
  0.00%, 03/30/99 ...................            55,000        177,312
                                                             ---------
 TOTAL TURKISH LIRE .................                        1,007,259
                                                             ---------
UNITED STATES DOLLAR--11.8%
 Cellco Finance NV,
  15.00%, 08/01/05 (c) ..............                50         43,000
 Chase Credit Card Master Trust,
   5.00%, 08/15/08 (g) ..............             1,800      1,115,253
 Citibank,
  17.00%, 06/21/99 (g) ..............               140        139,370
 Credit Lyonnais Paris,
  6.563%, 09/19/49 (e), (g) .........               580        469,800
 Federal Farm Credit Banks,
  5.55%, 07/01/99 (g) ...............               450        451,197
 Federal Home Loan Banks,
  5.54%, 07/13/99 ...................               110        110,292
 Federal National Mortgage
  Association,
   2.125%, 10/09/07 .................           700,000      6,256,966
 Finance One PLC, (USD),
  2.00%, 08/31/01 (d) ...............               220              0
 High Voltage Engineering Corp.,
   10.50%, 08/15/04 (g) .............               157        148,365
 Imasac SA,
  11.00%, 05/02/05 (c) ..............               100         66,000
 ING Bank NV, (London):
  0.00%, 02/12/99 (c) ...............               400        450,000
  0.00%, 02/12/99 ...................               100        113,500
  0.00%, 08/11/99 (c) ...............               400        424,000
 Interbank AKK Trust,
  9.00%, 02/28/01 (c) ...............               250        215,000
 International Finance Corp.,
  11.75%, 08/15/99 ..................               750         19,205
 Merrill Lynch & Company, Inc.:
  5.375%, 01/04/09 ..................               830        508,478
  7.375%, 12/17/07 ..................               192        345,107
 Rao Gazprom,
  12.75%, 03/13/00 ..................               159         53,869



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                   PRINCIPAL
                                                     AMOUNT
DESCRIPTION                                          (000)            VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO (CONTINUED)
 Republic of Panama,
  4.00%, 07/17/14 .............................     $    325      $   242,125
 Republic of Peru,
  0.00%, 09/05/04 .............................          600          399,420
 Salomon Brothers Structured Note,
  0.00%, 01/07/99 .............................          230          233,149
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 ............................            1            1,120
 SK Telecom Company, Ltd.,
  7.75%, 04/29/04 (g) .........................          300          269,103
 Subic Power Corp.,
  9.50%, 12/28/08 (g) .........................          103           77,586
 Talton Holdings, Inc.,
  11.00%, 06/30/07 (g) ........................          186          176,700
 TTB Finance Cayman, Ltd.,
  6.176%, 03/18/07 (e), (g) ...................          486          403,380
 United States Treasury Bills,
  5.16%, 05/27/99 .............................          160          156,652
 United States Treasury Bonds,
  0.00%, 11/15/24 (g) .........................        2,095          520,126
 United States Treasury Strips,
  0.00%, 02/15/16 (g) .........................        2,090          814,870
                                                                  -----------
 TOTAL UNITED STATES DOLLAR ...................                    14,223,633
                                                                  -----------
 TOTAL CURRENCY DENOMINATED
  BONDS
  (Identified cost $102,541,756)...............                   106,924,485
                                                                  -----------
                                                       SHARES
                                                    ------------
PREFERRED STOCKS--0.0%
 Forman Petroleum Corp.
  warrant 6/01/04 .............................          309                0
 Forman Petroleum Corp.,
  rights ......................................           51                5
 ICG Holdings, Inc. ...........................            6            6,300
 Paxson Communications Corp.                              15           13,575
                                                                  -----------
 TOTAL PREFERRED STOCKS
  (Identified cost $23,961)....................                        19,880
                                                                  -----------
                                                   PRINCIPAL
                                                     AMOUNT
                                                ---------------
COMMERCIAL PAPER--6.2%
 American Express Credit Corp.:
  4.50%, 05/27/99 ............................. $        110      $   107,993
  4.70%, 07/06/99 .............................          125          121,965
  4.90%, 03/10/99 .............................          124          122,852
  4.95%, 03/16/99 .............................          187          185,097
  4.98%, 01/22/99 .............................           50           49,855
  5.00%, 02/19/99 .............................           78           77,469
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 .............................          572          355,870
 General Electric Capital
  Corp.:
  4.86%, 07/26/99 .............................          250          243,047
  4.90%, 03/31/99 .............................          252          248,947
  4.90%, 05/25/99 .............................          100           98,040
  4.90%, 06/07/99 .............................          129          126,244
  5.06%, 03/29/99 .............................          172          169,897
  5.08%, 02/23/99 .............................          465          461,522
  5.11%, 03/02/99 .............................          100           99,148
  5.12%, 01/08/99 .............................          195          194,806
  5.23%, 02/09/99 .............................          197          195,884
  5.32%, 01/11/99 .............................          100           99,852
  5.33%, 01/07/99 .............................          466          465,599
  5.42%, 02/25/99 .............................          160          158,675
  5.47%, 01/25/99 .............................          143          142,479
 General Motors Acceptance
  Corp.:
  5.05%, 02/24/99 .............................          100           99,243
  5.07%, 01/28/99 .............................          275          273,954
  5.08%, 01/14/99 .............................          200          199,633
  5.09%, 01/04/99 .............................          240          239,898
  5.15%, 01/20/99 .............................          140          139,619
  5.15%, 02/16/99 .............................          426          423,197
  5.16%, 01/12/99 .............................          140          139,779
  5.19%, 01/11/99 .............................          100           99,852
  5.19%, 01/22/99 .............................          100           99,697
  5.19%, 02/05/99 .............................          290          288,523
  5.21%, 02/09/99 .............................          110          109,379
  5.24%, 02/12/99 .............................          100           99,389
  5.24%, 02/16/99 .............................           80           79,464



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                      PRINCIPAL
                                                        AMOUNT
DESCRIPTION                                              (000)         VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO (CONTINUED)
  5.25%, 01/04/99 ..............................    $     100      $     99,956
  5.30%, 02/25/99 ..............................          160           158,705
  5.32%, 01/13/99 ..............................          108           107,809
  6.50%, 03/23/04 ..............................           77           131,510
 Prudential Funding Corp.:
  4.00%, 09/24/99 ..............................          150           145,567
  4.50%, 09/09/99 ..............................          240           233,893
  4.75%, 03/11/99 ..............................          144           142,290
  4.80%, 06/07/99 ..............................          109           106,718
  5.03%, 02/18/99 ..............................          130           129,128
  5.05%, 02/01/99 ..............................           90            89,609
  5.22%, 01/04/99 ..............................          150           149,935
                                                                   ------------
 TOTAL COMMERCIAL PAPER
  (Identified cost $7,509,188)..................                      7,511,988
                                                                   ------------
DISCOUNT NOTES--0.8%
 Federal Farm Credit Banks:
  0.00%, 11/03/99 ..............................          449           431,902
  0.00%, 12/21/99 ..............................          317           302,536
 Federal National Mortgage
  Association,
   0.00%, 01/07/99 .............................          191           190,839
                                                                   ------------
 TOTAL DISCOUNT NOTES
  (Identified cost $925,277)....................                        925,277
                                                                   ------------
REPURCHASE AGREEMENT--1.3%
 State Street Bank and Trust Co.,
  4.75%, 01/04/99, (Dated
  12/31/98, collateralized by
  $1,510,000 United States
  Treasury Note, 5.750%,
  11/15/00, with a value of
  $1,550,290) (g) (Identified cost
  $1,517,000)...................................     $  1,517      $  1,517,000
                                                                   ------------

 TOTAL INVESTMENTS
  (Identified cost
   $112,517,182) (b)............................        97.2%      $116,898,630
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ...............................         2.8          3,352,144
                                                     --------      ------------
 NET ASSETS ....................................       100.0%      $120,250,774
                                                    =========      ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


Forward Foreign Currency Contracts open at December 31, 1998:




                                                            U.S. $ Cost         U.S. $         Unrealized
  Foreign Currency      Expiration         Foreign        on Origination       Current        Appreciation
 Purchase Contracts        Date           Currency             Date             Value        (Depreciation)
--------------------   ------------   ----------------   ----------------   -------------   ---------------
           ARS             1/5/99            178,190        $   173,000      $   178,297       $  5,297
           ARS             7/1/99            114,840            110,000          112,247          2,247
           ATS            3/11/99          2,964,511            252,654          253,709          1,055
           BEL            3/11/99         39,479,722          1,153,670        1,146,361         (7,309)
           BRL             1/6/99            339,360            280,000          279,792           (208)
           CAD            3/11/99          4,468,208          2,876,924        2,923,719         46,795
           CHF            3/11/99          1,215,274            888,813          891,087          2,274
           CLP            1/12/99         10,351,000             22,000           21,787           (213)
           CLP            1/20/99         65,730,000            140,000          137,986         (2,014)
           CLP             2/5/99        108,813,000            230,000          227,379         (2,621)
           CLP            2/24/99         47,260,000            100,000           98,308         (1,692)
           CNY             1/7/99            291,295             35,000           35,159            159
           CNY            1/28/99          2,305,875            275,000          277,579          2,579
           COP             1/7/99        424,804,800            269,000          271,586          2,586
           CRC             2/1/99         24,867,900             90,000           90,705            705
           CRC            2/12/99         22,189,312             80,000           80,611            611
           CZK            6/28/99         15,971,050            445,000          522,162         77,162
           CZK            7/16/99          3,107,000             90,220          101,419         11,199
           CZK           11/18/99          6,526,800            210,000          210,729            729
           DEM            3/11/99          8,864,844          5,309,361        5,337,647         28,286
           EEK             1/7/99          2,658,978            197,183          198,975          1,792
           EEK            1/11/99            956,912             67,000           69,277          2,277
           EEK            1/13/99          1,472,490            107,509          109,987          2,478
           EEK            3/31/99          3,461,220            252,507          252,165           (342)
           EGP            1/12/99            482,776            140,000          140,677            677
           EGP             2/9/99            251,835             73,000           73,157            157
           EGP            2/18/99            449,111            130,000          130,343            343
           ESP            3/11/99      2,818,936,918         19,912,197       19,905,742         (6,455)
           FRF            3/11/99         36,005,845          6,435,804        6,462,408         26,604
           GBP            3/11/99            326,515            548,405          541,317         (7,088)
           GRD            2/16/99          5,000,000             15,559           17,726          2,167
           GRD             5/6/99          8,748,120             26,946           30,640          3,694
           GRD           12/28/99         93,381,860            317,000          317,899            899
           GTQ            1/11/99            644,370             95,846           95,853              7
           GTQ            1/21/99            542,520             80,000           80,317            317
           HUF            3/11/99         41,624,330            187,000          188,885          1,885
           HUF            3/23/99         31,550,400            144,000          142,664         (1,336)
           IDR             1/8/99      2,200,000,000            195,122          272,931         77,809
           IDR            1/11/99         200,000,00             18,613           24,742          6,129


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              51

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)




                                                            U.S. $ Cost         U.S. $         Unrealized
  Foreign Currency      Expiration         Foreign        on Origination       Current        Appreciation
 Purchase Contracts        Date           Currency             Date             Value        (Depreciation)
--------------------   ------------   ----------------   ----------------   -------------   ---------------
          IDR             3/10/99       1,000,000,000      $    123,916      $   117,578       $  (6,338)
          IDR              6/7/99       1,103,700,000           128,561          121,765          (6,796)
          IEP             3/11/99              32,600            48,509           48,658             149
          ILS             2/16/99           1,560,461           359,000          370,594          11,594
          ILS             6/11/99             611,200           160,000          141,531         (18,469)
          INR             1/14/99           8,620,000           200,000          202,118           2,118
          INR              2/9/99           4,764,100           110,000          111,224           1,224
          INR             2/25/99           7,352,000           160,000          170,897          10,897
          INR              4/6/99           3,236,400            72,000           74,432           2,432
          INR             5/25/99           1,790,000            40,000           40,574             574
          ITL             3/11/99      20,828,940,081        12,606,730       12,641,073          34,343
          JPY             3/11/99         347,781,419         2,950,398        3,105,200         154,802
          KES              1/4/99           4,051,087            66,411           65,531            (880)
          KES              2/4/99           7,629,100           124,000          121,509          (2,491)
          KES             2/12/99           3,684,000            60,000           58,402          (1,598)
          KRW             1/22/99          67,000,000            50,000           55,426           5,426
          KRW              2/8/99         253,270,000           190,000          209,500          19,500
          KRW             2/26/99          25,160,000            20,000           20,768             768
          KRW             4/20/99         174,900,000           110,000          143,540          33,540
          KRW             4/27/99         270,300,000           170,000          221,645          51,645
          KRW             7/26/99         309,125,000           250,000          250,818             818
          KRW             9/29/99         187,500,000           150,000          151,230           1,230
          MXN             3/29/99           1,815,116           172,000          171,741            (259)
          NLG             3/11/99           7,852,537         4,176,437        4,194,328          17,891
          PEN              3/2/99             291,640            92,000           90,676          (1,324)
          PLN              1/4/99             883,632           240,000          251,467          11,467
          PLN             1/25/99             519,033           143,000          146,850           3,850
          PLN              7/6/99             455,588           125,000          124,703            (297)
          PLN             7/13/99             916,392           240,000          250,526          10,526
          PLN             11/5/99             519,012           139,000          139,088              88
          SKK             2/16/99           3,022,400            80,000           80,523             523
          SKK             2/19/99           2,921,100            78,170           77,737            (433)
          SVC             2/16/99             590,330            67,000           66,892            (108)
          THB              1/8/99           6,870,000           190,833          188,895          (1,938)
          THB             5/27/99           4,000,000           109,022          108,874            (148)
          THB            12/21/99           7,071,000           187,113          188,976           1,863
          UYU              6/7/99           1,244,235           109,000          109,263             263
          XEU             3/11/99              12,640            15,000           14,883            (117)
          ZAR            11/26/99             398,790            63,000           61,552          (1,448)
                                                           ------------      -----------       ---------
                                                           $ 66,350,433      $66,964,961       $ 614,528
                                                           ------------      -----------       ---------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


                                                          U.S. $ Cost         U.S. $          Unrealized
 Foreign Currency     Expiration         Foreign        on Origination        Current        Appreciation
  Sale Contracts         Date           Currency             Date              Value        (Depreciation)
------------------   ------------   ----------------   ----------------   --------------   ---------------
        ARS              1/5/99            178,190       $    177,604      $   178,297       $    (693)
        ARS              7/1/99            114,840            112,610          112,247             363
        AUD             3/11/99            495,629            316,220          303,897          12,323
        DEM              1/7/99            329,000            197,183          197,474            (291)
        DEM             1/11/99            113,230             67,000           67,977            (977)
        DEM             1/13/99            180,000            107,509          108,072            (563)
        DEM             2/19/99            130,000             78,170           78,196             (26)
        DEM             3/11/99         28,563,069         17,150,934       17,198,224         (47,290)
        DKK             3/11/99         24,915,081          3,919,945        3,922,175          (2,230)
        ESP             3/11/99      2,115,613,420         15,132,646       14,939,268         193,378
        FIM             3/11/99            523,643            103,939          103,061             878
        GBP             3/11/99          1,889,436          3,147,224        3,132,426          14,798
        GRD             2/16/99          5,000,000             17,724           17,726              (2)
        INR              4/6/99          1,000,000             22,573           22,998            (425)
        JPY             3/11/99        305,539,788          2,667,800        2,728,042         (60,242)
        KES              1/4/99          4,051,087             64,921           65,531            (610)
        KRW              2/8/99        103,270,000             72,879           85,422         (12,543)
        KRW             4/20/99        174,900,000             99,658          143,540         (43,882)
        KRW             4/27/99        270,300,000            187,460          221,646         (34,186)
        KRW             7/26/99        309,125,000            250,000          250,818            (818)
        NOK             3/11/99            482,658             64,136           63,135           1,001
        PLN              1/4/99            883,632            252,683          251,467           1,216
        SEK             3/11/99          1,196,346            147,933          147,706             227
        THB              1/8/99          6,870,000            186,939          188,895          (1,956)
        XEU             3/11/99          1,981,566          1,156,811        1,155,768           1,043
                                                         ------------      -----------       -----------
                                                         $ 45,702,501      $45,684,008       $  18,493
                                                         ------------      -----------       -----------
Gross unrealized appreciation on Forward Foreign Currency Contracts                          $ 911,677
                                                                                             ===========
Gross unrealized depreciation on Forward Foreign Currency Contracts                          $(278,656)
                                                                                             ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              53

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                                (000)                VALUE
---------------------------------  -------------------- ---------------------
LAZARD STRATEGIC YIELD PORTFOLIO
CURRENCY DENOMINATED
  BONDS--85.6%
ARGENTINE PESO--2.2%
 Argentina Bocon, (USD):
  1.00%, 04/01/01 (g) ...........       $    5,243      $ 3,620,929
  1.00%, 09/01/02 ...............            1,955        2,134,860
 Argentina Resolution Co.,
  0.00%, 07/01/99 ...............              965          917,189
 Mastellone Hermanos SA,
  11.75%, 04/01/08 ..............              356          286,580
 Republic of Argentina,
  1.00%, 09/01/02 ...............              686          643,018
 Republic of Argentina, (USD),
  6.188%, 03/31/05 (e) ..........            1,804        1,525,778
                                                        -----------
 TOTAL ARGENTINE PESO ...........                         9,128,354
                                                        -----------
AUSTRALIAN DOLLAR--1.0%
 Credit Foncier,
  8.50%, 09/09/02 (g) ...........            6,000        3,994,730
                                                        -----------
BRITISH POUND--4.6%
 Bimingham Midshires
  Building Society,
   9.125%, 01/05/06 .............              650        1,270,923
 Brunner Mond Group PLC,
  12.50%, 07/15/08 ..............              884        1,336,501
 Chelsea Village PLC,
  8.875%, 12/17/07 (g) ..........            1,233        2,085,386
 Coca Cola Enterprises,
  6.75%, 03/12/08 ...............              778        1,380,630
 Finance for Social Resources,
  11.126%, 10/05/58 (g) .........              600        1,758,806
 HMV Media Group PLC,
  10.875%, 05/15/08 .............              670        1,035,222
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 ..............            1,829        3,210,702
 Middleweb PLC,
  10.50%, 05/30/08 (c) ..........            1,170        1,836,933
 North American Capital Corp.,
  8.25%, 11/17/03 ...............            1,225        2,224,752
 Textron Golf & Turk PLC,
  8.684%, 01/30/08 (c) ..........            1,121        2,158,563
 William Hill Finance PLC,
  10.625%, 04/30/08 (g) .........              611        1,035,421
                                                        -----------
 TOTAL BRITISH POUND ............                        19,333,839
                                                        -----------
CANADIAN DOLLAR--0.7%
 Argos Funding Trust,
  5.963%, 02/27/06 ..............            1,000          647,694
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c) ...........              629          420,568
 Quebec Province,
  8.625%, 11/04/11 ..............              431          904,319
 UniHost Corp.,
  10.00%, 06/30/03 ..............            1,714        1,020,438
                                                        -----------
 TOTAL CANADIAN DOLLAR ..........                         2,993,019
                                                        -----------
COLOMBIAN PESO--0.1%
 Salomon COP Swap (USD),
  0.00%, 01/06/99 ...............              380          398,126
                                                        -----------
CROATIAN KUNA--0.2%
 Republic of Croatia, (USD),
  6.563%, 07/31/06 ..............              904          717,762
                                                        -----------
DANISH KRONE--4.2%
 Kingdom of Denmark,
  8.00%, 03/15/06 ...............           59,730       11,573,784
 Nykredit AS,
  5.00%, 10/01/29 ...............           20,427        3,000,997
 Realkredit Danmark,
  5.00%, 10/01/29 ...............           13,258        1,946,734
 Unikredit Realkredit,
  5.00%, 10/01/29 (g) ...........            8,904        1,301,820
                                                        -----------
 TOTAL DANISH KRONE .............                        17,823,335
                                                        -----------
FRENCH FRANC--2.6%
 Credit Foncier de France,
  7.50%, 03/29/05 ...............           46,200        9,742,407


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                                                                 PRINCIPAL
                                                                                  AMOUNT
DESCRIPTION                                                                        (000)                VALUE
-------------------------------------------------------------------------  -------------------- ---------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Neopost,
  6.131%, 09/30/07 (c), (e) .............................................       $    7,800      $1,346,271
                                                                                                ----------
 TOTAL FRENCH FRANC .....................................................                       11,088,678
                                                                                                ----------
GERMAN MARK--4.4%
 AirTouch Communications, Inc.,
  5.50%, 07/24/08 .......................................................            2,420       1,463,856
 Autobahn Tank & Rast,
  6.00%, 10/16/00 (g) ...................................................            1,833       1,143,838
 Bt & Co. Croatia Index Note,
  1.00%, 03/01/99 .......................................................            1,500         186,667
 Bt Croatia,
  1.00%, 10/01/99 .......................................................            1,000         224,109
 Core Dem,
  6.39%, 07/05/15 .......................................................            2,400       1,411,256
 Derby Cycle Corp.,
  9.375%, 05/15/08 ......................................................            1,561         688,429
 Deutsche Bank AG,
  11.00%, 04/15/99 ......................................................            1,300       1,383,720
 Euronet Services, Inc.,
  12.375%, 07/01/06 (g) .................................................            4,525         868,835
 Exide Holdings,
  9.125%, 04/15/04 (c) ..................................................            4,051       2,382,083
 Geberit International SA,
  10.125%, 04/15/07 .....................................................            1,189         820,443
 Impress Metal Pack Holding,
  9.875%, 05/29/07 (c), (g) .............................................            4,157       2,731,258
 Ineos PLC,
  8.625%, 04/30/05 (g) ..................................................            3,725       2,089,809
 Sirona Dental Systems,
  9.125%, 07/15/08 (c) ..................................................            3,655       2,171,157
 Texon International PLC,
  10.00%, 02/01/08 ......................................................            1,938         907,020
                                                                                                ----------
 TOTAL GERMAN MARK ......................................................                       18,472,480
                                                                                                ----------
GREEK DRACHMA--0.7%
 Republic of Hellenic:
  8.90%, 04/01/03 .......................................................          110,000         412,284
  12.80%, 06/30/00 ......................................................          110,000         396,759

  13.00%, 08/14/03 (e) ..................................................          605,000       2,196,227
                                                                                                ----------
 TOTAL GREEK DRACHMA ....................................................                        3,005,270
                                                                                                ----------
HUNGARIAN FORINT--1.3%
 Government of Hungary:
  16.00%, 01/12/00 ......................................................          555,000       2,596,579
  23.00%, 05/06/99 ......................................................          110,000         521,888
 Republic of Hungary:
  16.50%, 04/12/99 ......................................................          250,000       1,159,417
  16.50%, 07/24/99 ......................................................          165,000         767,206
  19.50%, 01/12/99 ......................................................           64,000         297,202
                                                                                                ----------
 TOTAL HUNGARIAN FORINT .................................................                        5,342,292
                                                                                                ----------
INDONESIAN RUPIAH---0.0%
 Polysindo Eka:
  10.00%, 03/16/00 ......................................................              194           9,709
  19.00%, 04/26/99 ......................................................        5,000,000          31,250
                                                                                                ----------
 TOTAL INDONESIAN RUPIAH ................................................                           40,959
                                                                                                ----------
ITALIAN LIRA--1.0%
 Films PLC,
  5.785%, 03/31/05 (e) ..................................................        4,200,000       2,463,939
 Societa Sportiva Lazio SPA,
  6.375%, 10/15/07 ......................................................        3,038,887       1,791,960
                                                                                                ----------
 TOTAL ITALIAN LIRA .....................................................                        4,255,899
                                                                                                ----------
JAPANESE YEN--1.0%
 Asterique,
  2.48%, 01/23/02 (g) ...................................................          286,282       2,532,349
 Export-Import Bank of Japan,
  8.00%, 06/04/00 .......................................................              130         130,233
 International Bank for
  Reconstruction and Development,
  4.50%, 03/20/03 (g) ...................................................           15,300         154,370
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 .......................................................          140,000       1,211,765
                                                                                                ----------
 TOTAL JAPANESE YEN .....................................................                        4,028,717
                                                                                                ----------
LEBANESE POUND--1.1%
 LBP Treasury Bill,
  0.00%, 03/18/99 .......................................................          600,100         387,079



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                  (000)                VALUE
-------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 LBP Treasury Note,
  0.00%, 02/11/99 .................      $1,697,090            $1,199,352
 Paribas LBP Treasury Bills:
  18.12%, 01/21/99 ................       2,794,200             1,989,618
  18.70%, 01/14/99 ................       1,197,820               857,608
                                                               ----------
 TOTAL LEBANESE POUND .............                             4,433,657
                                                               ----------
LITHUANIAN LITAS--0.0%
 Lithuanian Treasury Bill,
  0.00%, 01/22/99 .................             358                89,036
                                                               ----------
MEXICAN PESO--2.3%
 Mexican Cetes:
  0.00%, 01/14/99 .................           8,280               829,499
  0.00%, 04/08/99 .................          21,318             1,981,932
  0.00%, 07/08/99 .................           9,610               832,368
  1.00%, 06/03/99 .................           3,003               267,169
 UDI Bonos,
  7.00%, 05/27/99 .................           2,100               502,730
 United Mexican States, (USD):
  6.039%, 12/31/19 (e) ............           1,000               812,500
  6.098%, 12/31/19 (e) ............           1,250             1,015,625
  6.116%, 12/31/19 (e) ............           1,250             1,015,625
  6.25%, 12/31/19 (e) .............           1,150               898,495
  6.25%, 12/31/19 (e) .............           2,000             1,562,600
                                                               ----------
 TOTAL MEXICAN PESO ...............                             9,718,543
                                                               ----------
MOROCCAN DIRHAM---0.4%
 Morocco Restructuring &
  Consolidation Agreement, (USD),
  6.063%, 01/01/09 (e) ............           1,900             1,482,000
                                                               ----------
PERUVIAN NOUVEAU
  SOL--0.3%
 Peru Trade Finance Paper,
  0.00%, 09/04/04 .................           2,099             1,397,578
                                                               ----------
PHILIPPINES PESO--0.1%
 Government of Philippines,
  11.875%, 01/16/99 ...............          10,000               257,391
 Republic of the Philippines GDR
  6.50%, 12/01/17 .................             250               217,500
                                                               ----------
 TOTAL PHILIPPINES PESO ...........                               474,891
                                                               ----------
POLISH ZLOTY--0.6%
 Government of Poland:
  12.00%, 06/15/02 ................           1,300               378,370
  15.00%, 06/12/99 ................           1,800               512,051
 Polish Treasury Bill,
  0.00%, 08/04/99 .................           5,800             1,533,117
                                                               ----------
 TOTAL POLISH ZLOTY ...............                             2,423,538
                                                               ----------
SLOVAKIAN KORUNA--0.0%
 International Finance Corp.,
  11.75%, 08/15/99 ................           3,550                90,903
                                                               ----------
SOUTH AFRICAN RAND--0.5%
 Government of Namibia:
  12.00%, 04/15/02 ................           1,460               213,172
  12.00%, 04/15/05 ................           1,460               198,359
 Lesotho Highlands Water,
  12.50%, 04/15/02 ................           4,960               756,172
 Republic of South Africa,
  12.00%, 02/28/05 ................           6,170               889,002
 South African Roads,
  11.50%, 09/30/05 ................             975               130,120
                                                               ----------
 TOTAL SOUTH AFRICAN RAND .........                             2,186,825
                                                               ----------
SWEDISH KRONA--1.0%
 Forenings Sparbanken,
  0.00%, 03/29/99 .................          27,200             1,998,012
 Svensk Exportkredit AB:
  0.00%, 01/15/99 .................           3,000               746,157
  0.00%, 01/25/99 .................          19,400             1,438,115
                                                               ----------
 TOTAL SWEDISH KRONA ..............                             4,182,284
                                                               ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                             PRINCIPAL
                                              AMOUNT
DESCRIPTION                                    (000)          VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
THAILAND BAHT--0.0%
 Finance One PLC, (USD),
  2.00%, 08/31/01 (d) ...............       $    1,515      $       0
 Morgan Guaranty Trust,
  0.00%, 07/31/99 (d) ...............           10,569              0
                                                            ---------
 TOTAL THAILAND BAHT ................                               0
                                                            ---------
TURKISH LIRA--1.2%
 Turkey DMG Daily Reset,
  0.00%, 02/24/99 ...................          398,000      1,362,582
 Turkey DMG Daily Reset 4,
  0.00%, 02/26/99 ...................          944,237      3,199,738
 Turkey DMG Daily Reset 5,
  0.00%, 03/30/99 ...................          210,000        677,011
                                                            ---------
 TOTAL TURKISH LIRE .................                       5,239,331
                                                            ---------
UNITED STATES DOLLAR--54.1%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 (g) ..............            2,500      2,531,250
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 (c) .............              725        737,687
 American Restaurant Group,
  Inc., 11.50%, 02/15/03 ............            1,750      1,522,500
 AMSC Acquisition, Inc.,
  12.25%, 04/01/08 ..................            1,300        806,000
 Amtrol, Inc.,
  10.625%, 12/31/06 .................            1,010        982,225
 Asset Securitization Corp.:
  Series 1997-D5, Class C
   1.385%, 02/14/41 (e) .............           12,951      1,252,617
  Series 1996-D2, Class ACS2
   1.49%, 02/28/26 (e) ..............            7,035        613,364
 Atlantic Express Transportation
  Corp.,
  10.75%, 02/01/04 ..................            1,254      1,266,540
 Atlas Air, Inc.,
  9.25%, 04/15/08 ...................              250        249,375
 Booth Creek Ski Holdings, Inc.,
  12.50%, 03/15/07 ..................            1,542      1,526,580
 Calpine Corp.,
  10.50%, 05/15/06 ..................              470        518,175
 Casino America, Inc.,
  12.50%, 08/01/03 ..................              646        713,830
 Cellco Finance NV,
  15.00%, 08/01/05 (c) ..............              310        266,600
 Citibank Pen Time Deposit,
  17.00%, 06/21/99 ..................              720        716,760
 Climachem, Inc.,
  10.75%, 12/01/07 (g) ..............            2,074      2,084,370
 Coaxial Communications
  Central Ohio, LLC.,
  10.00%, 08/15/06 (c), (g) .........            2,100      2,168,250
 Community Distributors, Inc.,
  10.25%, 10/15/04 (g) ..............              150        138,000
 Concentric Network Corp.,
  12.75%, 12/15/07 ..................            1,695      1,728,900
 Courtyard by Marriott II, Ltd.,
  Series B
   10.75%, 02/01/08 (g) .............            1,310      1,355,850
 Credit Lyonnais Paris,
  6.563%, 09/19/49 (e) ..............            2,130      1,725,300
 Credit Suisse First Boston Mortgage,
  Series 1998-C2, Class A 1
   5.96%, 11/11/30 (g) ..............            3,383      3,432,338
 CSC Holdings, Inc.:
  9.875%, 02/15/13 ..................              650        724,750
  10.50%, 05/15/16 (g) ..............            1,883      2,212,525
 Dictaphone Corp.,
  11.75%, 08/01/05 (g) ..............            2,579      1,934,250
 Dobson Communications
  Corp.,
   11.75%, 04/15/07 .................              847        842,765
 Dynacare, Inc.,
  10.75%, 01/15/06 (g) ..............            2,522      2,471,560
 Echostar DBS Corp.,
  12.50%, 07/01/02 (g) ..............            1,241      1,427,150
 Econophone, Inc.,
  13.50%, 07/15/07 (g) ..............            2,800      2,866,500
 Federal Farm Credit Banks,
  5.55%, 07/01/99 ...................            3,300      3,308,778


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------




                                                                                 PRINCIPAL
                                                                                  AMOUNT
DESCRIPTION                                                                        (000)           VALUE
-----------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Federal Home Loan Mortgage
  Corp.:
   Series 1974, Class VI
   0.25%, 03/15/09 ......................................................       $   20,632      $  116,057
   5.54%, 07/13/99 ......................................................              565         566,503
   6.50%, 05/01/13 ......................................................           17,376      17,631,335
   6.50%, 09/01/13 ......................................................            1,333       1,353,476
   6.50%, 10/01/13 ......................................................            1,644       1,668,944
   6.50%, 11/01/28 ......................................................            2,507       2,525,546
   7.00%, 08/01/28 ......................................................            2,455       2,503,167
   7.00%, 11/01/28 ......................................................            9,697       9,885,037
   7.50%, 12/01/28 ......................................................            1,046       1,074,106
   8.00%, 03/01/28 ......................................................            2,090       2,164,221
   8.00%, 12/01/28 ......................................................            2,828       2,927,857
 Federal National Mortgage
  Association:
   Series 1992-203, Class SA
   3.844%, 11/25/07 (e) .................................................              935          60,493
   5.45%, 04/15/99 ......................................................              900         900,846
   6.50%, 09/01/28 ......................................................            6,780       6,824,576
   6.50%, 10/01/28 ......................................................            9,719       9,783,854
   6.50%, 11/01/28 ......................................................            2,884       2,903,241
   6.50%, 12/01/28 ......................................................            2,860       2,879,557
   8.00%, 06/01/12 ......................................................            1,287       1,325,303
   8.00%, 12/01/12 ......................................................            2,134       2,197,842
  Series 38, Class 2
   10.00%, 08/01/18 .....................................................              904         182,184
  Series 1992-97, Class SA
   10.00%, 04/25/21 (e) .................................................              248           6,215
  Series G-13, Class L
   10.095%, 05/25/21 (e) ................................................              709         163,208
 First USA Trust, Series 1998-1
  6.50%, 01/18/06 (c), (e) ..............................................            1,600       1,605,520
 Fisher Scientific International, Inc.,
  9.00%, 02/01/08 (c) ...................................................            1,700       1,700,000
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 (g) ...................................................            2,157       1,341,977
 Frank's Nursery and Crafts,
  Inc.,
  10.25%, 03/01/08 ......................................................            1,000         985,000
 Fresenius Medical Care Capital Trust,
  9.00%, 12/01/06 .......................................................              500         522,500
 Fundy Cable, Ltd.,
  11.00%, 11/15/05 (g) ..................................................            1,208       1,274,440
 G3 Mortgage Reinsurance Ltd.,
  7.892%, 05/25/08 (c), (e) .............................................            1,500       1,345,781
 Generac Portable Products LLC,
  11.25%, 07/01/06 (c) ..................................................              700         700,000
 Genesis Health Ventures, Inc.,
  9.875%, 01/15/09 (c) ..................................................              900         868,500
 GMAC Commercial Mortgage
  Security, Inc., Series 1997-C2,
  Class A
   6.451%, 12/15/04 .....................................................            2,813       2,895,561
 Government National
  Mortgage Association:
   7.00%, 04/15/28 ......................................................              527         539,797
  7.00%, 11/15/28 .......................................................            1,083       1,108,280
  8.00%, 11/15/28 .......................................................            8,890       9,240,968
 Headlands Mortgage
  Securities, Inc.:
  Series 1997-1, Class X1
   0.686%, 03/25/27 (e) .................................................           67,969         713,005
  Series 1997-4, Class X
   1.121%, 11/25/27 (e) .................................................           25,621         402,001
 High Voltage Engineering
  Corp.,
  10.50%, 08/15/04 ......................................................            1,954       1,846,530
 Home Interiors & Gifts,
  10.125%, 06/01/08 (c) .................................................            2,850       2,821,500
 Imasac SA,
  11.00%, 05/02/05 (c) ..................................................              400         264,000
 ING Bank NV:
  0.00%, 02/12/99 (c) ...................................................            1,400       1,575,000
  0.00%, 02/12/99 .......................................................            1,100       1,248,500
  0.00%, 08/11/99 (c) ...................................................            1,300       1,378,000


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)           VALUE
-------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Interbank AKK Trust,
  Series 1995-1, Class 1
   9.00%, 02/28/01 (c) ...............       $    1,000      $ 860,000
 IPC Information Systems, Inc.,
  1.00%, 05/01/08 (e) ................              500        315,000
 Iridium LLC/CAP,
  10.875%, 07/15/05 ..................              600        510,000
 J.H. Heafner, Inc.:
  10.00%, 05/15/08 ...................              550        550,000
  10.00%, 05/15/08 (c) ...............              425        425,000
 Jitney-Jungle Stores of America, Inc.,
  10.375%, 09/15/07 ..................            1,635      1,675,875
 LB Commercial Conduit
  Mortgage Trust,
  Series 1996-C2, Class A
   7.434%, 10/25/26 ..................            3,076      3,244,694
 Lodgenet Entertainment Corp.,
  10.25%, 12/15/06 ...................              585        579,150
 Long Distance International,
  Inc.,
   12.25%, 04/15/08 (c) ..............            1,497      1,249,995
 Loomis Fargo & Co.,
  10.00%, 01/15/04 ...................              725        717,750
 Mediq, Inc.,
  11.00%, 06/01/08 ...................            1,350      1,296,000
 Merrill Lynch & Company, Inc.:
  5.375%, 01/04/09 ...................            3,590      2,199,322
  7.375%, 12/17/07 ...................              575      1,033,524
 Merrill Lynch Mortgage
  Investments, Inc.,
  Series 1996-C1, Class IO
   0.736%, 04/25/28 (c), (e) .........           17,954        460,791
 Morgan Stanley Capital One,
  Inc.:
  Series 1998 HF1, Class X
   1.046%, 02/15/18 ..................           19,644      1,160,228
  Series 1996-WF1, Class X
   1.405%, 11/15/28 (c), (e) .........            6,315        370,020
  Series 1997-C1, Class IO
   2.562%, 02/15/20 (e) ..............            2,786         39,186
  Series 1998-HF2 Class A1
   6.01%, 11/15/30 (g) ...............            5,906      5,967,472
 Mortgage Capital Funding, Inc.,
  Series 1997-MC2, Class X
   1.367%, 11/20/12 ..................           15,136      1,161,238
 Mosaic Re, Ltd.,
  14.02%, 07/09/99 (c) ...............              750        770,625
 Mrs. Field's Original,
  1.00%, 12/01/05 ....................              820        469,450
 Nationslink Funding Corp.,
  Series 1998-2, Class A1
   6.001%, 11/20/07 ..................            3,292      3,320,505
 NationsRent, Inc.,
  10.375%, 12/15/08 (c) ..............            1,500      1,496,250
 Pacific Reinsurance,
  1.00%, 05/31/03 ....................            1,340      1,336,650
 Paxson Communications Corp.,
  11.625%, 10/01/02 (g) ..............            1,865      1,892,975
 Pen Holdings, Inc.,
  9.875%, 06/15/08 ...................              750        750,000
 Penhall Acquisition Corp.,
  12.00%, 08/01/06 (c), (g) ..........            3,000      2,820,000
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 ..................            1,150      1,207,500
 Petro Stopping Centers,
  10.50%, 02/01/07 (g) ...............            1,570      1,640,650
 Poindexter (J.B.) & Co.,
  12.50%, 05/15/04 ...................            1,472      1,383,680
 Primark Corp.,
  9.25%, 12/15/08 (c) ................            1,250      1,250,000
 Production Resource Group,
  11.50%, 01/15/08 ...................               67         65,660
 Prudential Home Mortgage
  Security:
  Series 1993-5, Class A9
  0.439%, 03/25/00 (e) ...............           52,391        127,312



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                                                                 PRINCIPAL
                                                                                  AMOUNT
DESCRIPTION                                                                        (000)           VALUE
---------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
  Series 1993-24, Class A7
  0.509%, 07/25/00 ......................................................       $   51,556      $ 181,995
  Series 1993-41, Class A5
   0.914%, 10/25/00 (e) .................................................           15,433        111,427
 PSINet, Inc.:
  10.00%, 02/15/05 (g) ..................................................            1,770      1,752,300
  11.50%, 11/01/08 (c) ..................................................              450        471,375
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06 ......................................................            1,248      1,385,280
 Qwest Communications
  International, Inc.,
  10.875%, 04/01/07 .....................................................               50         58,250
 Radio Unica Corp.,
  1.00%, 08/01/06 (c) ...................................................              600        324,000
 Rao Gazprom,
  12.75%, 03/13/00 ......................................................              702        237,838
 Renters Choice Inc.,
  11.00%, 08/15/08 (c) ..................................................              400        406,000
 Republic of Panama,
  4.00%, 07/17/14 (e) ...................................................            2,020      1,504,900
 Republic of Peru:
  0.00%, 09/05/04 .......................................................            1,900      1,264,830
  4.00%, 03/07/17 .......................................................              250        156,875
 Residential Mortgage Funding,
  2.011%, 01/03/20 ......................................................           11,659        705,415
 Residential Reinsurance,
  9.848%, 06/01/99 ......................................................              750        759,600
 Rifkin Acquisitions Partners LP,
  11.125%, 01/15/06 .....................................................            1,304      1,434,400
 RMOF:
  2.16%, 01/31/22 .......................................................           17,618      1,277,344
  2.185%, 07/15/22 (g) ..................................................           27,073      1,996,636
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) ..................................................              600        528,000
 Salomon Brothers Structured
  Note:
   0.00%, 01/07/99 ......................................................              500        506,845
   0.00%, 01/14/99 ......................................................              814        825,144
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 (g) ..................................................            1,446      1,619,520
 Sino Properties,
  6.10%, 03/27/03 .......................................................            2,200      1,320,000
 SK Telecom Company, Ltd.,
  7.75%, 04/29/04 (g) ...................................................            2,225      1,995,845
 Spanish Broadcasting Systems, Inc.,
  11.00%, 03/15/04 (g) ..................................................            2,006      2,126,360
 Station Casinos, Inc.,
  10.125%, 03/15/06 .....................................................              900        942,750
 Structured Asset Securitization
  Corp.:
  Series 1996-CFL, Class X1
   1.461%, 02/25/28 (e) .................................................            5,579        302,638
  Series 1996-CFL, Class X2
   1.153%, 02/25/28 (e) .................................................            2,573         57,223
 Subic Power Corp.,
  9.50%, 12/28/08 .......................................................              379        284,483
 Swiss Re Earthquake Fund,
  10.493%, 07/16/00 .....................................................            1,000      1,005,000
 T/SF Communications Corp.,
  10.375%, 11/01/07 .....................................................            1,360      1,370,200
 Talton Holdings, Inc.,
  11.00%, 06/30/07 ......................................................              551        523,450
 Transdigm, Inc.,
  10.375%, 12/01/08 (c) .................................................              875        879,375
 Trinity Re Florida Huricane
  Fund 99,
   10.00%, 12/31/99 (e) .................................................            1,550      1,550,000
 TTB Finance Cayman, Ltd.,
  6.176%, 03/18/07 (e) ..................................................            1,926      1,598,580
 TVN Entertainment Corp.,
  14.00%, 08/01/08 (g) ..................................................            2,025      1,802,250
 UCFC Loan Trust,
  8.00%, 09/15/00 .......................................................            2,304        287,640
 United Rentals, Inc.,
  9.25%, 01/15/09 (c) ...................................................            1,000      1,007,500


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
60

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                         PRINCIPAL
                                           AMOUNT
DESCRIPTION                                (000)             VALUE
----------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 United States Department of
  Veteran Affairs REMIC, Series
  1997-1, Class IO
  0.368%, 02/15/27 (e) ...........  $ 34,343            $   338,066
 U.S. Can Corp.,
  10.125%, 10/15/06 ..............     1,761              1,805,025
 W.R. Carpenter North America,
  Inc.,
  10.625%, 06/15/07 (g) ..........     1,917              1,940,962
                                                        -----------
 TOTAL UNITED STATES DOLLAR ......                      227,137,040
                                                        -----------
 TOTAL CURRENCY DENOMINATED
  BONDS
   (Identified cost
   $373,108,172)..................                      359,479,086
                                                        -----------
                                     SHARES
                                    -------
PREFERRED STOCKS--2.3%
 Adelphia Communications
  Corp. ..........................       18,220            2,149,960
 American Mobile Satellite
  Corp. 4/1/08 warrants (c) ......        1,300                5,044
 Dobson Communications
  Corp. ..........................        1,092            1,048,320
 Echostar Communications
  Corp. ..........................           47               48,880
 Forman Petroleum Corp. ..........          161                   16
 Forman Petroleum Corp.
  6/1/04 warrants ................        1,144                    1
 Georgetown Re, Ltd. .............            2            1,000,000
 Harborside Healthcare Corp. .....        1,034              961,620
 High Voltage Engineering Corp.           1,459            1,429,820
 Hyperion Telecommunications,
  Inc. ...........................          989              786,255
 ICG Holdings, Inc. ..............          786              825,300
 Long Distance International, Inc.
  4/13/08 warrants ...............        1,497                  187
 Nextel Communications, Inc.,
  Class A ........................        3,598               85,003
 Nextel Communications, Inc. .......          9                9,000
 Nextel Communications, Inc. .......         52               42,900
 Paxson Communications Corp.                 54               48,870
 Paxson Communications Corp.                105              918,750
 Spanish Broadcasting Systems,
  Inc. 6/30/99 warrants (c) ........        800              164,000
 United Mexican States, rights .....  8,530,200                    0
 XCL, Ltd. (c) .....................        190               15,200
 XCL, Ltd. (c) .....................      1,960              156,800
                                                           ---------
 TOTAL PREFERRED STOCKS
  (Identified cost $10,218,572).....                       9,695,926
                                                           ---------
                                           PRINCIPAL
                                             AMOUNT
                                             (000)
                                           ---------
COMMERCIAL PAPER--6.2%
 American Express Credit Corp.:
   4.50%, 05/27/99 .................  $     654              642,065
  4.70%, 07/06/99 ..................        465              453,708
  4.90%, 03/10/99 ..................        496              491,409
  5.00%, 02/19/99 ..................        427              424,094
 General Electric Capital Corp.:
  4.86%, 07/26/99 ..................      1,470            1,429,119
  4.90%, 03/31/99 ..................        967              955,286
  4.90%, 05/25/99 ..................        520              509,808
  4.90%, 06/07/99 ..................        214              209,427
  5.06%, 03/29/99 ..................        814              804,046
  5.11%, 03/02/99 ..................        420              416,423
  5.12%, 01/08/99 ..................        772              771,232
  5.23%, 02/09/99 ..................        170              169,037
  5.24%, 01/27/99 ..................        489              487,149
  5.32%, 01/11/99 ..................        226              225,666
  5.33%, 01/07/99 ..................      1,033            1,032,082
  5.42%, 02/25/99 ..................      1,100            1,090,891
  5.47%, 01/25/99 ..................        610              607,776
 General Motors Acceptance
  Corp.:
   5.05%, 02/24/99 .................        540              535,910
  5.07%, 01/28/99 ..................        635              632,586



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------





                                                                               PRINCIPAL
                                                                                AMOUNT
DESCRIPTION                                                                      (000)                VALUE
-----------------------------------------------------------------------  -------------------- ---------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
  5.08%, 01/14/99 .....................................................       $    4,660       $    658,789
  5.09%, 01/04/99 .....................................................            1,113          1,112,528
  5.15%, 01/20/99 .....................................................              940            937,445
  5.15%, 02/16/99 .....................................................            1,688          1,676,892
  5.16%, 01/12/99 .....................................................              865            863,636
  5.19%, 01/11/99 .....................................................            1,582          1,579,658
  5.19%, 02/05/99 .....................................................              450            447,707
  5.24%, 02/12/99 .....................................................              380            377,677
  5.24%, 02/16/99 .....................................................              375            372,489
  5.25%, 01/04/99 .....................................................              532            531,767
  5.30%, 02/25/99 .....................................................            1,100          1,091,093
  5.32%, 01/13/99 .....................................................              521            520,076
  6.50%, 03/23/04 .....................................................              256            437,229
 Prudential Funding Corp.:
  4.00%, 09/24/99 .....................................................              770            747,242
  4.65%, 04/06/99 .....................................................              400            395,092
  4.75%, 03/23/99 .....................................................              305            301,740
  5.03%, 02/18/99 .....................................................              685            680,406
  5.05%, 02/01/99 .....................................................              425            423,170
  5.10%, 01/11/99 .....................................................              372            371,473
  5.25%, 01/07/99 .....................................................              795            794,305
                                                                                               ------------
 TOTAL COMMERCIAL PAPER
  (Identified cost $26,215,770)........................................                          26,208,128
                                                                                               ------------
DISCOUNT NOTES--0.7%
 Federal Farm Credit Banks:
  0.00%, 11/03/99 .....................................................              344            330,754
  0.00%, 12/21/99 .....................................................            1,772          1,691,150
 Federal National Mortgage
  Association:
   0.00%, 01/07/99 ....................................................              947            946,200
  0.00%, 03/11/99 .....................................................               90             89,104
                                                                                               ------------
 TOTAL DISCOUNT NOTES
  (Identified cost $3,049,266).........................................                           3,057,208
                                                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--2.7%
 United States Treasury Bills,
  5.16%, 05/27/99 .....................................................            1,210          1,184,679
 United States Treasury Notes:
  4.75%, 11/15/08 (g) .................................................            4,010          4,041,318
  5.75%, 11/15/00 .....................................................            6,000          6,116,220
                                                                                               ------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Identified cost $11,305,090)........................................                          11,342,217
                                                                                               ------------
REPURCHASE AGREEMENT--2.9%
 State Street Bank and Trust Co.,
  4.75%, 01/04/99, (Dated
  12/31/98, collateralized by
  $11,545,000 United States
  Treasury Note, 0.000%,
  07/01/99 with a value of
  $11,285,238, and
  $1,065,000 United States
  Treasury Note, 6.000%,
  06/30/99, with a value of
  $1,072,322) (g) (Identified
  cost $12,113,000)....................................................          12,113          12,113,000
                                                                                               ------------
 TOTAL INVESTMENTS
  (Identified cost
   $436,009,870) (b)...................................................           100.4%       $421,895,565
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS ....................................................            (0.4)         (1,836,204)
                                                                              ----------       ------------
 NET ASSETS ...........................................................           100.0%       $420,059,361
                                                                              ==========       ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
62

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


Forward Foreign Currency Contracts open at December 31, 1998:

                                                            U.S. $ Cost         U.S. $         Unrealized
  Foreign Currency      Expiration         Foreign        on Origination       Current        Appreciation
 Purchase Contracts        Date           Currency             Date             Value        (Depreciation)
--------------------   ------------   ----------------   ----------------   -------------   ---------------
           ARS             1/5/99          1,237,030        $ 1,201,000      $ 1,237,773      $   36,773
           ARS             7/1/99            929,160            890,000          908,181          18,181
           BRL             1/6/99          1,611,960          1,330,000        1,329,013            (987)
           CLP            1/12/99        560,836,000          1,192,000        1,180,429         (11,571)
           CLP            1/20/99        441,330,000            940,000          926,476         (13,524)
           CLP            2/24/99        255,204,000            540,000          530,864          (9,136)
           CNY             1/7/99          6,616,547            795,000          798,618           3,618
           CNY            1/28/99          5,324,475            635,000          640,955           5,955
           COP             1/4/99        236,355,000            150,000          151,528           1,528
           COP             1/7/99      1,631,313,600          1,033,000        1,042,932           9,932
           CRC             2/1/99        117,431,750            425,000          428,328           3,328
           CRC            2/12/99        105,399,232            380,000          382,901           2,901
           CZK            6/28/99        118,257,550          3,295,000        3,866,346         571,346
           CZK            7/16/99          6,960,000            202,102          227,190          25,088
           CZK           11/18/99          1,243,200             40,000           40,139             139
           DEM            3/11/99         30,558,498         18,397,667       18,399,700           2,033
           DKK            3/11/99         20,396,089          3,177,951        3,210,787          32,836
           EEK            1/11/99          5,395,455            390,000          403,257          13,257
           EEK            1/13/99          7,141,577            521,420          533,439          12,019
           EEK            1/27/99          6,764,744            488,715          502,884          14,169
           EEK            3/31/99         13,268,010            967,945          966,633          (1,312)
           EGP            1/12/99          2,982,866            865,000          869,184           4,184
           EGP             2/9/99            586,466            170,000          170,365             365
           EGP            2/18/99          2,366,470            685,000          686,809           1,809
           ESP            3/11/99      2,224,885,870         16,018,714       15,710,889        (307,825)
           FRF            3/11/99          1,170,066            205,715          210,006           4,291
           GBP            3/11/99          1,359,765          2,243,705        2,254,305          10,600
           GRD            3/18/99         30,000,000             90,498          105,850          15,352
           GRD            4/14/99        300,000,000            903,615        1,054,154         150,539
           GRD           12/28/99        476,335,860          1,617,000        1,621,586           4,586
           GRD           12/29/99         45,694,000            155,000          155,538             538
           GTQ            1/21/99          6,275,431            925,375          929,047           3,672
           HUF            3/23/99         66,825,500            305,000          302,169          (2,831)
           IDR             1/8/99      8,700,000,000            771,619        1,079,318         307,699
           IDR            1/11/99      4,000,000,000            372,266          494,842         122,576
           IDR            1/28/99      4,200,000,000            516,923          511,431          (5,492)
           IDR            3/10/99      4,000,000,000            495,663          470,312         (25,351)
           IDR             6/7/99      1,839,500,000            214,269          202,942         (11,327)
           ILS            2/16/99          5,948,270          1,370,000        1,412,656          42,656
           ILS            6/11/99          4,622,200          1,210,000        1,070,325        (139,675)
           INR            1/14/99         28,446,000            660,000          666,990           6,990
           INR             2/9/99         12,993,000            300,000          303,339           3,339

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)




                                                            U.S. $ Cost         U.S. $         Unrealized
  Foreign Currency      Expiration         Foreign        on Origination       Current        Appreciation
 Purchase Contracts        Date           Currency             Date             Value        (Depreciation)
--------------------   ------------   ----------------   ----------------   -------------   ---------------
          INR             2/25/99         50,545,000        $ 1,100,000      $ 1,174,919      $   74,919
          INR              4/6/99         20,227,500            450,000          465,198          15,198
          INR             5/25/99         23,270,000            520,000          527,460           7,460
          JPY             3/11/99        132,631,800          1,117,276        1,184,216          66,940
          KES              1/4/99         32,445,521            531,893          524,845          (7,048)
          KES             1/11/99         13,763,792            226,378          222,165          (4,213)
          KES             2/12/99         27,630,000            450,000          438,014         (11,986)
          KRW              2/8/99        466,550,000            350,000          385,920          35,920
          KRW             4/20/99      3,466,200,000          2,180,000        2,844,705         664,705
          KRW             4/27/99      1,160,700,000            730,000          951,772         221,772
          KRW             7/26/99      1,817,655,000          1,470,000        1,474,809           4,809
          KRW             9/29/99        962,500,000            770,000          776,316           6,316
          MXN             3/29/99          8,590,142            814,000          812,775          (1,225)
          NZD             3/11/99          1,228,549            656,598          646,982          (9,616)
          PEN              3/2/99          1,331,400            420,000          413,954          (6,046)
          PHP              1/7/99         28,768,000            640,000          740,489         100,489
          PLN              1/4/99          4,097,843          1,113,000        1,166,178          53,178
          PLN             1/25/99          2,214,056            610,000          626,424          16,424
          PLN             2/23/99          1,640,989            465,001          461,248          (3,753)
          PLN              7/6/99          1,694,786            465,000          463,894          (1,106)
          PLN             7/13/99            114,549             30,000           31,316           1,316
          SKK             2/16/99         14,167,500            375,000          377,453           2,453
          SKK             2/19/99         15,953,700            426,927          424,564          (2,363)
          SVC             2/16/99          2,801,866            318,000          317,488            (512)
          THB              1/8/99         34,000,000            944,444          934,853          (9,591)
          THB             5/27/99         24,000,000            654,129          653,243            (886)
          THB            12/21/99         34,997,000            926,092          935,314           9,222
          XEU             3/11/99             27,481             32,611           32,357            (254)
          ZAR            11/26/99          2,177,520            344,000          336,091          (7,909)
                                                            -----------      -----------      ----------
                                                            $86,217,511      $88,335,392      $2,117,881
                                                            -----------      -----------      ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

================================================================================
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)





                                                          U.S. $ Cost          U.S. $           Unrealized
 Foreign Currency     Expiration         Foreign        on Origination        Current          Appreciation
  Sale Contracts         Date           Currency             Date              Value          (Depreciation)
------------------   ------------   ----------------   ----------------   ---------------   -----------------
        ARS              1/5/99          1,237,030       $  1,232,961      $  1,237,772       $    (4,811)
        ARS              7/1/99            929,160            911,120           908,181             2,939
        AUD             3/11/99          6,950,946          4,481,970         4,262,007           219,963
        CAD             3/11/99          3,433,392          2,210,642         2,246,599           (35,957)
        COP              1/4/99        236,355,000            153,267           151,529             1,738
        DEM             1/11/99            659,100            390,000           395,685            (5,685)
        DEM             1/13/99            873,000            521,420           524,149            (2,729)
        DEM             1/27/99            828,001            488,715           497,466            (8,751)
        DEM             2/19/99            710,000            426,926           427,071              (145)
        DEM             3/11/99         84,720,151         50,913,628        51,011,192           (97,564)
        DEM             3/31/99          1,610,000            967,945           970,359            (2,414)
        DKK             3/11/99        144,372,158         22,741,029        22,727,312            13,717
        ESP             3/11/99      2,271,146,847         16,042,453        16,037,558             4,895
        FRF             3/11/99         63,813,320         11,407,458        11,453,355           (45,897)
        GBP             3/11/99         14,921,257         24,809,620        24,737,405            72,215
        GRD             4/14/99         15,000,000             52,699            52,708                (9)
        INR              2/9/99         12,993,000            298,210           303,339            (5,129)
        ITL             3/11/99      7,140,509,223          4,319,466         4,333,571           (14,105)
        JPY             3/11/99      1,959,397,625         16,358,451        17,494,673        (1,136,222)
        KES              1/4/99         32,445,521            519,960           524,845            (4,885)
        KRW              2/8/99        466,550,000            329,252           385,920           (56,668)
        KRW             4/20/99      3,466,200,000          2,204,290         2,844,705          (640,415)
        KRW             4/27/99      1,160,700,000            804,959           951,771          (146,812)
        NZD             3/11/99          1,219,460            657,899           642,196            15,703
        PHP              1/7/99         25,000,000            608,273           643,501           (35,228)
        PLN              1/4/99          4,097,843          1,171,817         1,166,178             5,639
        THB              1/8/99         34,000,000            925,170           934,853            (9,683)
        XEU             3/11/99          5,155,627          6,076,156         6,070,607             5,549
                                                         ------------      ------------       -----------
                                                         $172,025,756      $173,936,507       $(1,910,751)
                                                         ------------      ------------       -----------

Gross unrealized appreciation on Forward Foreign Currency Contracts                           $ 3,055,778
                                                                                              ===========
Gross unrealized depreciation on Forward Foreign Currency Contracts                           $ 2,848,648
                                                                                              ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              65

===============================================================================-
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:



                                                       AGGREGATE        AGGREGATE           NET
                                                         GROSS            GROSS          UNREALIZED
                                     AGGREGATE        UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                              COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
------------------------------   ----------------   --------------   --------------   ---------------
  Equity                          $  396,057,275     $ 93,163,852     $  7,166,029     $  85,997,823
  Mid Cap                             70,950,524        8,474,504        6,637,319         1,837,185
  Small Cap                        1,411,268,006      235,760,470      147,526,998        88,233,472
  Bantam Value                        71,845,466        7,934,561       13,211,111        (5,276,550)
  Global Equity                       19,471,020        3,607,411          734,993         2,872,418
  International Equity             2,453,528,690      637,325,686      171,556,644       465,769,042
  International Small Cap            181,782,228       29,916,347       31,234,015        (1,317,668)
  Emerging Markets                   382,075,916       14,815,304       92,823,388       (78,008,084)
  Bond                               116,880,591        1,190,577        1,543,556          (352,979)
  High Yield                          43,329,180          463,679        1,793,174        (1,329,495)
  International Fixed-Income         113,120,321        5,224,245        1,445,936         3,778,309
  Strategic Yield                    433,907,627        6,076,730       18,088,792       (12,012,062)




   (c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $1,846,614, $18,049,373, $5,691,131, $11,562,725, $5,254,072
    and $42,137,646 or 1.0%, 5.9%, 4.9%, 27.0%, 4.4% and 10.0% of net assets for International Small Cap Portfolio, Emerging Markets Portfolio, Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio, respectively.
   (d) Bankrupt security valued at zero
   (e) Variable rate security. Interest rate shown is the current rate.

   (f) Front Loaded Interest Reduction Bond.
   (g) Segregated securities for when-issued purchases and/or forward foreign currency contracts.

   (h) At December 31, 1998, Small Cap Portfolio held the following securities which were private placements and therefore restricted as to resale, and represented 0.03% (at value) of the net assets of the Portfolio:




                                                                 ACQUISITION     ACQUISITION
SECURITY                                                             DATE           COST
-------------------------------------------------------------   -------------   ------------
      Interactive Light Holdings, Inc. 8.00%, 1/25/99              02/04/94      $1,000,000
      Verbex Voice Systems, Inc. Series F Preferred (conv.)        07/12/93       1,500,000
      Verbex Voice Systems, Inc.                                   06/07/94          76,661
      Verbex Voice Systems, Inc. 10.00%, 12/31/95                  07/06/94         103,840
                                                                                 ----------
                                                                                 $2,680,501
                                                                                 ==========




 Interactive Light Holdings, Inc. and Verbex Voice Systems Inc. are valued as determined in good faith and in accordance with the procedures adopted by the Board of Directors. Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

Abbreviations:

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

TBA--Settlement is on a delayed delivery or when-issued basis with final maturity to be announced in the future.

REMIC--Real Estate Mortgage Investment Conduit





   CURRENCY TERMS
   --------------
   ARS--Argentine Peso                       IEP--Irish Pound
   ATS--Austrian Schilling                   ILS--Israeli Shekel
   AUD-- Australian Dollar                   INR--Indian Rupee
   BEL-- Belgian Franc                       ITL--Italian Lira
   BRL--Brazilian Real                       JPY--Japanese Yen
   CAD-- Canadian Dollar                     KES--Kenyan Shilling
   CHF-- Swiss Franc                         KRW--South Korean Won
   CLP-- Chilean Peso                        MXN--Mexican Peso
   CNY--Chinese Yuan Renminbi                NLG--Netherlands Guilder
   COP-- Colombian Peso                      NOK--Norwegian Krone
   CRC--Costa Rican Colon                    NZD--New Zealand Dollar
   CZK-- Czech Koruna                        PEN--Peruvian Nouveau Sol
   DEM--Deutsche Mark                        PHP--Philippine Peso
   DKK--Danish Krone                         PLN--Polish Zloty
   EEK--Estonian Krune                       SEK--Swedish Krona
   EGP--Eqyptian Pound                       SKK--Slovakian Koruna
   ESP--Spanish Peseta                       SVC--El Salvador Colon
   FIM--Finnish Markka                       THB--Thailand Baht
   FRF-- French Franc                        TRL--Turkish Lira
   GBP-- Pound Sterling                      USD--United States Dollar
   GRD--Greek Drachma                        UYU--Uruguayan Peso
   GTQ--Guatemalan Quetzal                   VEB--Venezuelan Bolivar
   HUF--Hungarian Forint                     XEU--European Currency Unit (ECU)
   IDR--Indonesian Rupiah                    ZAR--South African Rand


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:





                                             LAZARD        LAZARD          LAZARD        LAZARD
                                             GLOBAL    INTERNATIONAL   INTERNATIONAL    EMERGING
                                             EQUITY        EQUITY        SMALL CAP       MARKETS
                                           PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                          ----------- --------------- --------------- ------------

INDUSTRY
Advertising .............................       --%            --%           2.0%             --%
Apparel & Textiles ......................       --             --            2.4              --
Aerospace & Defense .....................      5.0            2.7             --              --
Automotive ..............................      3.2            3.4            2.0              --
Banks and Financial Services ............     16.7           19.7           10.9            13.8
Brewery .................................       --             --            2.5             5.9
Broadcasting ............................       --             --            1.4             1.7
Business Services & Supplies ............       --             --            1.7              --
Chemicals & Plastics ....................      0.8            3.0            2.7              --
Communication Services ..................      1.1            1.5             --              --
Computer Software .......................       --             --            5.0              --
Computer Services .......................       --             --            1.5              --
Computers & Business Equipment ..........      3.2             --             --              --
Conglomerates ...........................      3.3            3.0             --             8.0
Construction & Materials ................      0.5            1.5             --             7.0
Construction & Mining Equipment .........       --             --            0.7              --
Consumer Goods ..........................      0.9            3.5             --              --
Diversified Holding Company .............      0.8             --            2.2              --
Drugs & Health Care .....................      8.0            3.1            5.7              --
Electrical Equipment ....................      3.6            4.9             --             3.3
Electronics .............................      5.5            1.7            5.4              --
Energy ..................................      1.9             --             --              --
Food & Beverages ........................      6.3            6.3            5.3             9.2
Hospitals & Long-Term Care ..............       --             --            3.5              --
Hotels & Restaurants ....................      1.7             --            1.3              --
Household Products ......................       --            1.4            2.8              --
Industrial & Machinery ..................       --             --            3.9              --
Insurance ...............................      8.3           10.6            6.5             1.1
Leisure/Entertainment ...................      1.6            2.3            1.5              --
Manufacturing ...........................      2.4            5.0            1.8              --
Medical Supplies ........................       --             --            3.1              --
Metals ..................................       --             --             --             1.0
Newspaper ...............................       --             --            1.7              --
Office Equipment ........................      1.3            1.4             --              --
Oil & Gas ...............................      3.9            5.0             --             3.9
Paper Products ..........................       --            0.5             --             2.2
Petroleum Equipment & Services ..........      1.7            1.8             --              --
Plastics ................................       --             --            1.4              --
Printing ................................       --             --            2.8             1.1
Publishing ..............................       --            0.3            2.3              --
Railroad ................................       --             --             --             0.9
Repurchase Agreement ....................      2.4            2.2            5.5             3.5
Retail ..................................      3.1            3.6            8.3             6.8
Services ................................      1.3             --            1.4              --
Steel ...................................       --             --             --             0.9
Telecommunications ......................      7.7            5.7             --            21.8
Tobacco .................................      1.0            3.2             --             1.8
Toys & Amusement ........................       --            1.1            0.8              --
Utilities ...............................      2.0            1.4             --             5.4
                                              ----        -------          -----         -------
Total Investments .......................     99.2%          99.8%         100.0%           99.3%



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.


NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS BY ASSET TYPE, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
CURRENCY:




                                                      LAZARD          LAZARD
                                                  INTERNATIONAL      STRATEGIC
                                                   FIXED-INCOME        YIELD
                                                    PORTFOLIO        PORTFOLIO
                                                 ---------------   ------------
ASSET TYPE
Asset-Backed Securities ......................          1.1%              1.2%
Collateralized Mortgage Obligations ..........          0.2               4.2
Commercial Paper .............................          6.2               6.2
Corporate Bonds ..............................         38.8              40.4
Discount Notes ...............................          0.6                --
Foreign Government Obligations ...............         40.8              16.3
Preferred Stocks .............................           --               2.3
REMICs .......................................           --               0.1
Repurchase Agreement .........................          1.3               2.9
Step-up Bonds ................................          0.2               0.3
Structured Notes .............................          0.9               3.0
United States Government Obligations .........          7.1              23.5
                                                       ----           -------
Total Investments ............................         97.2%            100.4%

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                                     LAZARD
                                                                     EQUITY
                                                                   PORTFOLIO
                                                               -----------------
ASSETS
Investments in securities, at value (cost $396,057,275,
 $70,950,524, $1,409,642,345, $71,710,100,
 $19,389,067, $2,428,029,380, $181,782,228,
 $381,056,579, $116,606,674, $43,145,346,
 $112,517,182 and $436,009,870, respectively) ................   $ 482,055,098
Cash .........................................................           3,622
Foreign currency (cost $0, $0, $0, $0, $69, $1,377,617,
 $21,323, $253,343, $0, $0, $9,598 and $30,350,
 respectively) ...............................................              --
Receivables for:
 Investments sold ............................................       3,447,007
 Dividends and interest ......................................         621,752
 Capital stock sold ..........................................       3,594,093
 Gross appreciation on foreign currency contracts ............              --
Due from Manager .............................................              --
Deferred organizational expenses .............................              --
                                                                 -------------
Total assets .................................................     489,721,572
                                                                 -------------
LIABILITIES
Payables for:
 Investments purchased .......................................       9,353,643
 Capital stock repurchased ...................................       1,191,528
 Dividends payable ...........................................              --
 Gross depreciation on foreign currency contracts ............              --
Investment management fees payable ...........................         296,743
Accrued directors' fees payable ..............................           2,688
Accrued distribution fees payable ............................          24,578
Accrued expenses and other payables ..........................         102,572
                                                                 -------------
Total liabilities ............................................      10,971,752
                                                                 -------------
Net assets ...................................................     478,749,820
                                                                 =============
NET ASSETS
Paid in capital ..............................................     378,079,574
Undistributed (distributions in excess of) investment
 income--net .................................................         119,713
Unrealized appreciation (depreciation) on:
 Investments--net ............................................      85,997,823
 Foreign currency-- net ......................................              --
Accumulated realized gain (loss)--net ........................      14,552,710
                                                                 -------------
Net assets ...................................................   $ 478,749,820
                                                                 =============
INSTITUTIONAL SHARES
Net assets ...................................................   $ 361,126,116
Shares of capital stock outstanding* .........................      16,605,093
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $       21.75
OPEN SHARES
Net assets ...................................................   $ 117,623,704
Shares of capital stock outstanding* .........................       5,406,563
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $       21.76



                                                                                                         LAZARD
                                                                     LAZARD             LAZARD           BANTAM
                                                                     MID CAP          SMALL CAP           VALUE
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               -----------------------------------------------------
ASSETS
Investments in securities, at value (cost $396,057,275,
 $70,950,524, $1,409,642,345, $71,710,100,
 $19,389,067, $2,428,029,380, $181,782,228,
 $381,056,579, $116,606,674, $43,145,346,
 $112,517,182 and $436,009,870, respectively) ................   $   72,787,709    $1,499,501,478    $   66,568,916
Cash .........................................................              446               208                22
Foreign currency (cost $0, $0, $0, $0, $69, $1,377,617,
 $21,323, $253,343, $0, $0, $9,598 and $30,350,
 respectively) ...............................................               --                --                --
Receivables for:
 Investments sold ............................................               --         7,935,045           617,904
 Dividends and interest ......................................           63,811         1,962,147            28,243
 Capital stock sold ..........................................           30,459         6,750,247            93,000
 Gross appreciation on foreign currency contracts ............               --                --                --
Due from Manager .............................................               --                --                --
Deferred organizational expenses .............................           18,555                --               505
                                                                 --------------    --------------    --------------
Total assets .................................................       72,900,980     1,516,149,125        67,308,590
                                                                 --------------    --------------    --------------
LIABILITIES
Payables for:
 Investments purchased .......................................          614,859         6,527,195            25,938
 Capital stock repurchased ...................................          100,329         3,423,577           386,342
 Dividends payable ...........................................               --                --                --
 Gross depreciation on foreign currency contracts ............               --                --                --
Investment management fees payable ...........................           42,498           921,426            40,574
Accrued directors' fees payable ..............................            2,688             2,688             2,688
Accrued distribution fees payable ............................            3,342            19,893             1,526
Accrued expenses and other payables ..........................           61,185           204,077            57,280
                                                                 --------------    --------------    --------------
Total liabilities ............................................          824,901        11,098,856           514,348
                                                                 --------------    --------------    --------------
Net assets ...................................................       72,076,079     1,505,050,269        66,794,242
                                                                 ==============    ==============    ==============
NET ASSETS
Paid in capital ..............................................       69,945,063     1,416,125,856        71,862,799
Undistributed (distributions in excess of) investment
 income--net .................................................           13,218         7,069,548                --
Unrealized appreciation (depreciation) on:
 Investments--net ............................................        1,837,185        89,859,133        (5,141,184)
 Foreign currency-- net ......................................               --                --                --
Accumulated realized gain (loss)--net ........................          280,613        (8,004,268)           72,627
                                                                 --------------    --------------    --------------
Net assets ...................................................   $   72,076,079    $1,505,050,269    $   66,794,242
                                                                 ==============    ==============    ==============
INSTITUTIONAL SHARES
Net assets ...................................................   $   55,730,688    $1,411,502,906    $   59,737,554
Shares of capital stock outstanding* .........................        5,327,538        81,187,480         4,899,918
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $        10.46    $        17.39    $        12.19
OPEN SHARES
Net assets ...................................................   $   16,345,391    $   93,547,363    $    7,056,688
Shares of capital stock outstanding* .........................        1,564,634         5,391,454           582,897
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .....   $        10.45    $        17.35    $        12.11



* $0.001 par value, 1,550,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

===============================================================================-



--------------------------------------------------------------------------------



     LAZARD           LAZARD            LAZARD          LAZARD
     GLOBAL        INTERNATIONAL    INTERNATIONAL      EMERGING
     EQUITY           EQUITY          SMALL CAP         MARKETS
   PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
===============================================================================




 $ 22,343,438    $ 2,919,297,732    $180,464,560    $  304,067,832
          736                398             954           912,890



           69          1,363,292          21,260           253,579

      150,981                 --              --                --
       36,774          5,370,220         400,545         1,087,369
       53,500          6,889,925         141,099         1,861,740
           --                 --              --                --
       74,593                 --              --                --
          361                 --              --                --
 ------------    ---------------    ------------    --------------
   22,660,452      2,932,921,567     181,028,418       308,183,410
 ------------    ---------------    ------------    --------------


       64,801                 --         227,185           914,612
           --          3,737,157         143,041           621,583
           --                 --              --                --
           --                 --              --                --
           --          1,801,595         118,332           254,749
        2,688              2,688           2,688             2,688
          972              9,650             613             2,133
       57,695            778,041         111,228           163,747
 ------------    ---------------    ------------    --------------
      126,156          6,329,131         603,087         1,959,512
 ------------    ---------------    ------------    --------------
   22,534,296      2,926,592,436     180,425,331       306,223,898
 ============    ===============    ============    ==============

   19,604,527      2,444,989,945     180,796,031       436,700,968

       (9,939)       (20,141,111)        (35,422)          220,015

    2,954,371        491,268,352      (1,317,668)      (76,988,747)
          551            225,120           1,189            (1,081)
      (15,214)        10,250,130         981,201       (53,707,257)
 ------------    ---------------    ------------    --------------
 $ 22,534,296    $ 2,926,592,436    $180,425,331    $  306,223,898
 ============    ===============    ============    ==============

 $ 17,710,122    $ 2,879,288,851    $177,779,327    $  298,032,599
    1,347,859        189,079,168      15,590,528        42,950,229
 $      13.14    $         15.23    $      11.40    $         6.94

 $  4,824,174    $    47,303,585    $  2,646,004    $    8,191,299
      366,528          3,106,682         232,449         1,176,048
 $      13.16    $         15.23    $      11.38    $         6.97



                                      LAZARD          LAZARD
      LAZARD          LAZARD      INTERNATIONAL      STRATEGIC
       BOND         HIGH YIELD     FIXED-INCOME        YIELD
    PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------- --------------- --------------- ----------------




  $116,527,612    $  41,999,685   $116,898,630    $  421,895,565
           354              178            833               938



            --               --          9,532            30,367

     1,679,503          232,838        658,694         5,573,624
     1,017,297        1,026,997      2,142,915         7,640,647
     2,761,514               --        348,810         4,564,751
            --               --        911,677         3,055,778
            --               --             --                --
            --           19,446             --                --
  ------------    -------------   ------------    --------------
   121,986,280       43,279,144    120,971,091       442,761,670
  ------------    -------------   ------------    --------------


     6,078,715          320,865        225,938        18,003,195
       117,000               --         47,062           625,201
        48,847            5,107          5,692           829,815
            --               --        278,656         2,848,648
        46,473            7,271         80,936           255,874
         2,688            2,688          2,688             2,688
         3,098              182            866             3,633
        66,356           59,468         78,479           133,255
  ------------    -------------   ------------    --------------
     6,363,177          395,581        720,317        22,702,309
  ------------    -------------   ------------    --------------
   115,623,103       42,883,563    120,250,774       420,059,361
  ============    =============   ============    ==============

   116,074,933       46,280,385    115,109,368       454,082,459

      (180,455)         (21,463)      (282,389)        1,046,593

       (79,062)      (1,145,661)     4,381,448       (14,114,305)
            --               --        652,735           245,832
      (192,313)      (2,229,698)       389,612       (21,201,218)
  ------------    -------------   ------------    --------------
  $115,623,103    $  42,883,563   $120,250,774    $  420,059,361
  ============    =============   ============    ==============

  $100,396,638    $  41,934,583   $115,500,090    $  397,599,151
    10,154,742        4,453,235     10,782,322        44,107,303
  $       9.89    $        9.42   $      10.71    $         9.01

  $ 15,226,465    $     948,980   $  4,750,684    $   22,460,210
     1,540,500          100,729        444,293         2,489,504
  $       9.88    $        9.42   $      10.69    $         9.02

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------



                                                                         LAZARD         LAZARD
                                                                         EQUITY         MID CAP
                                                                       PORTFOLIO       PORTFOLIO
                                                                    --------------- --------------
INVESTMENT INCOME
INCOME:
 Interest .........................................................   $   881,152    $   239,771
 Dividends ........................................................     8,478,127        708,363
                                                                      -----------   ------------
Total investment income* ..........................................     9,359,279        948,134
                                                                      -----------   ------------
EXPENSES:
 Management fees ..................................................     3,316,469        459,760
 Administration fees ..............................................       133,439         57,261
 Distribution fees (Open Shares) ..................................       219,862         22,660
 Custodian fees ...................................................       105,896         57,369
 Professional services ............................................        40,466         47,058
 Registration fees ................................................        51,450         24,653
 Shareholders' services ...........................................        69,307         56,271
 Directors' fees and expenses .....................................        13,838         13,902
 Shareholders' reports ............................................        14,740         11,537
 Amortization of organizational expenses ..........................            --         38,639
 Other ............................................................        28,525          5,178
                                                                      -----------   ------------
Total expenses before fees waived and expenses reimbursed .........     3,993,992        794,288
 Management fees waived and expenses reimbursed ...................            --       (119,681)
 Administration fees waived .......................................            --         (3,750)
 Expense reductions ...............................................        (2,457)            --
                                                                      -----------   ------------
Expenses--net .....................................................     3,991,535        670,857
                                                                      -----------   ------------
INVESTMENT INCOME (LOSS)--NET .....................................     5,367,744        277,277
                                                                      -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY--NET
 Realized gain (loss) on:
  Investments--net ................................................    36,224,831      1,047,283
  Foreign currency--net ...........................................            --             --
 Net change in unrealized appreciation (depreciation) on:
  Investments--net ................................................    24,446,325        551,315
  Foreign currency--net ...........................................            --             --
                                                                      -----------   ------------
Realized and unrealized gain (loss) on investments and
  foreign currency--net ...........................................    60,671,156      1,598,598
                                                                      -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ......................................................   $66,038,900    $ 1,875,875
                                                                      ===========   ============
 * Net of foreign withholding taxes of: ...........................   $    59,398    $     1,416
                                                                      ===========   ============



                                                                          LAZARD            LAZARD
                                                                        SMALL CAP        BANTAM VALUE
                                                                        PORTFOLIO         PORTFOLIO
                                                                    ----------------- -----------------
INVESTMENT INCOME
INCOME:
 Interest .........................................................  $    6,014,341    $      261,509
 Dividends ........................................................      14,048,859           238,085
                                                                     --------------   ---------------
Total investment income* ..........................................      20,063,200           499,594
                                                                     --------------   ---------------
EXPENSES:
 Management fees ..................................................      11,726,934           575,206
 Administration fees ..............................................         301,361            60,339
 Distribution fees (Open Shares) ..................................         245,099            21,161
 Custodian fees ...................................................         259,546            62,640
 Professional services ............................................          63,132            41,464
 Registration fees ................................................         112,104            27,724
 Shareholders' services ...........................................         137,718            57,800
 Directors' fees and expenses .....................................          13,837            13,837
 Shareholders' reports ............................................          25,426             9,548
 Amortization of organizational expenses ..........................              --               182
 Other ............................................................         115,438             6,243
                                                                     --------------   ---------------
Total expenses before fees waived and expenses reimbursed .........      13,000,595           876,144
 Management fees waived and expenses reimbursed ...................              --           (40,732)
 Administration fees waived .......................................              --                --
 Expense reductions ...............................................         (19,180)           (4,732)
                                                                     --------------   ---------------
Expenses--net .....................................................      12,981,415           830,680
                                                                     --------------   ---------------
INVESTMENT INCOME (LOSS)--NET .....................................       7,081,785          (331,086)
                                                                     --------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY--NET
 Realized gain (loss) on:
  Investments--net ................................................      (8,015,535)           72,685
  Foreign currency--net ...........................................              --                --
 Net change in unrealized appreciation (depreciation) on:
  Investments--net ................................................    (200,026,407)      (12,144,931)
  Foreign currency--net ...........................................              --                --
                                                                     --------------   ---------------
Realized and unrealized gain (loss) on investments and
  foreign currency--net ...........................................    (208,041,942)      (12,072,246)
                                                                     --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ......................................................  $ (200,960,157)   $  (12,403,332)
                                                                     ==============   ===============
 * Net of foreign withholding taxes of: ...........................  $       24,052    $           --
                                                                     ==============   ===============


** Commenced operations on January 2, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
72

================================================================================



--------------------------------------------------------------------------------

    LAZARD         LAZARD           LAZARD           LAZARD
    GLOBAL      INTERNATIONAL   INTERNATIONAL       EMERGING
    EQUITY         EQUITY         SMALL CAP         MARKETS
  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
------------- ---------------- --------------- -----------------


 $   39,546    $   6,005,981    $     509,630   $    1,418,920
    300,096       52,760,910        2,742,017        7,311,312
 ----------   --------------    -------------  ---------------
    339,642       58,766,891        3,251,647        8,730,232
 ----------   --------------    -------------  ---------------

    119,985       19,452,067        1,354,903        2,794,119
     48,200          404,362           81,137          100,882
      9,246           76,823            8,134           29,160
     82,696        2,949,209          279,094          508,629
     32,758           56,198           34,824           40,873
     19,953          218,590           42,231           78,815
     46,211          109,072           53,020           66,953
     11,137           13,838           13,904           13,837
      1,210           19,566           10,967           13,517
        182               --            3,214            4,678
      2,076          147,548           19,552            6,804
 ----------   --------------    -------------  ---------------
    373,654       23,447,273        1,900,980        3,658,267
   (194,578)              --          (16,356)         (17,870)
         --               --               --               --
         --           (4,500)          (1,365)         (18,365)
 ----------   --------------    -------------  ---------------
    179,076       23,442,773        1,883,259        3,622,032
 ----------   --------------    -------------  ---------------
    160,566       35,324,118        1,368,388        5,108,200
 ----------   --------------    -------------  ---------------



    878,761      145,444,421       13,308,772      (48,041,891)
    (16,203)      (9,178,019)        (626,958)        (757,497)

  1,695,964      177,729,923       (4,961,310)     (28,054,440)
       (155)         440,345            7,701           44,820
 ----------   --------------    -------------  ---------------

  2,558,367      314,436,670        7,728,205      (76,809,008)
 ----------   --------------    -------------  ---------------

 $2,718,933    $ 349,760,788    $   9,096,593   $  (71,700,808)
 ==========   ==============    =============  ===============
 $   18,473    $   6,250,498    $     433,482   $      683,973
 ==========   ==============    =============  ===============


                      LAZARD           LAZARD          LAZARD
      LAZARD           HIGH        INTERNATIONAL      STRATEGIC
       BOND            YIELD        FIXED-INCOME        YIELD
    PORTFOLIO       PORTFOLIO**      PORTFOLIO        PORTFOLIO
 --------------- ---------------- --------------- ----------------


  $   6,520,653   $    2,800,635   $  6,107,211    $  34,318,958
             --          182,639         27,582        1,472,366
  -------------  ---------------   ------------    -------------
      6,520,653        2,983,274      6,134,793       35,791,324
  -------------  ---------------   ------------    -------------

        523,656          225,562        857,644        3,422,135
         65,947           49,968         67,871          136,257
         28,672              573          9,533           48,934
        117,717           50,586        207,503          368,520
         35,347           31,193         35,990           48,036
         28,778           27,756         23,582           42,931
         50,280           41,432         54,165           64,419
         13,837           11,175         13,837           13,846
          1,328              638         10,409            8,819
             --           44,902             --               --
          7,839            1,733          8,517           27,752
  -------------  ---------------   ------------    -------------
        873,401          485,518      1,289,051        4,181,649
        (11,309)        (125,291)       (21,538)              --
             --          (43,750)            --               --
        (10,339)              --         (7,942)         (11,525)
  -------------  ---------------   ------------    -------------
        851,753          316,477      1,259,571        4,170,124
  -------------  ---------------   ------------    -------------
      5,668,900        2,666,797      4,875,222       31,621,200
  -------------  ---------------   ------------    -------------



      1,363,055       (2,212,117)     1,433,652      (23,125,302)
             --               --     (1,573,161)      (6,897,177)

     (1,212,836)      (1,145,661)     8,149,616       (1,923,204)
             --               --      1,455,856       (1,117,869)
  -------------  ---------------   ------------    -------------

        150,219       (3,357,778)     9,465,963      (33,063,552)
  -------------  ---------------   ------------    -------------

  $   5,819,119   $     (690,981)  $ 14,341,185    $  (1,442,352)
  =============  ===============   ============    =============
  $          --   $           --   $     31,059    $          --
  =============  ===============   ============    =============

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                                                 LAZARD EQUITY
                                                                                                   PORTFOLIO
                                                                                      ------------------------------------
                                                                                         YEAR ENDED          YEAR ENDED
                                                                                        DECEMBER 31,        DECEMBER 31,
                                                                                            1998                1997
                                                                                      ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................    $    5,367,744     $    3,266,345
 Realized gain (loss) on investments and foreign currency--net ....................        36,224,831         58,942,717
 Change in unrealized appreciation (depreciation)--net ............................        24,446,325          9,469,216
                                                                                       --------------     --------------
Net increase (decrease) in net assets resulting from operations ...................        66,038,900         71,678,278
                                                                                       --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ............................................................        (4,333,091)        (3,202,517)
  Open Shares .....................................................................          (934,432)           (70,473)
 From realized gains--net
  Institutional Shares ............................................................       (21,315,461)       (53,939,994)
  Open Shares .....................................................................        (6,695,483)        (2,267,870)
 In excess of investment income--net
  Institutional Shares ............................................................                --                 --
  Open Shares .....................................................................                --                 --
 In excess of realized gains--net
  Institutional Shares ............................................................                --                 --
  Open Shares .....................................................................                --                 --
                                                                                       --------------     --------------
Net decrease in net assets resulting from distributions ...........................       (33,278,467)       (59,480,854)
                                                                                       --------------     --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ............................................................        87,372,723         90,619,277
  Open Shares .....................................................................       120,385,150         30,083,744
 Net proceeds from reinvestment of distributions
  Institutional Shares ............................................................        24,696,654         54,569,340
  Open Shares .....................................................................         7,533,249          2,261,137
 Cost of shares redeemed
  Institutional Shares ............................................................      (111,996,715)      (103,551,489)
  Open Shares .....................................................................       (38,387,846)        (8,398,580)
                                                                                       --------------     --------------
Net increase (decrease) in net assets from capital stock transactions .............        89,603,215         65,583,429
                                                                                       --------------     --------------
Total increase (decrease) in net assets ...........................................       122,363,648         77,780,853
Net assets at beginning of period .................................................       356,386,172        278,605,319
                                                                                       --------------     --------------
Net assets at end of period* ......................................................    $  478,749,820     $  356,386,172
                                                                                       ==============     ==============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period ........................................        16,695,862         14,480,367
                                                                                       --------------     --------------
 Shares sold ......................................................................         4,095,584          4,234,980
 Shares issued to shareholders from reinvestment of distributions .................         1,165,225          2,733,379
 Shares repurchased ...............................................................        (5,351,578)        (4,752,864)
                                                                                       --------------     --------------
 Net increase (decrease) ..........................................................           (90,769)         2,215,495
                                                                                       --------------     --------------
 Shares outstanding at end of period ..............................................        16,605,093         16,695,862
                                                                                       ==============     ==============
OPEN SHARES:
 Shares outstanding at beginning of period ........................................         1,141,207                 --
                                                                                       --------------     --------------
 Shares sold ......................................................................         5,735,707          1,390,648
 Shares issued to shareholders from reinvestment of distributions .................           355,884            113,384
 Shares repurchased ...............................................................        (1,826,235)          (362,825)
                                                                                       --------------     --------------
 Net increase (decrease) ..........................................................         4,265,356          1,141,207
                                                                                       --------------     --------------
 Shares outstanding at end of period ..............................................         5,406,563          1,141,207
                                                                                       ==============     ==============
 * Includes undistributed (distributions in excess of) investment income--net .....    $      119,713     $       19,492
                                                                                       ==============     ==============


** Commenced operations on November 4, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
74

================================================================================



--------------------------------------------------------------------------------



           LAZARD MID CAP                          LAZARD SMALL CAP                         LAZARD BANTAM VALUE
              PORTFOLIO                                PORTFOLIO                                 PORTFOLIO
-------------------------------------   ---------------------------------------   ---------------------------------------
    YEAR ENDED         PERIOD ENDED         YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
       1998               1997**               1998                 1997                 1998                 1997
-----------------   -----------------   ------------------   ------------------   ------------------   ------------------


    $277,277          $      76,325       $    7,081,785       $    4,109,963      $      (331,086)     $      (242,145)
     1,047,283               (1,143)          (8,015,535)         180,850,768               72,685           10,157,779
       551,315            1,285,870         (200,026,407)         111,151,369          (12,144,931)           3,977,235
--------------        -------------       --------------       --------------      ---------------      ---------------
     1,875,875            1,361,052         (200,960,157)         296,112,100          (12,403,332)          13,892,869
--------------        -------------       --------------       --------------      ---------------      ---------------


      (238,083)             (69,578)            (682,951)          (3,427,982)                  --                   --
       (51,279)              (1,235)                  --                   --                   --                   --

      {593,806)                  --           (7,744,125)        (188,272,138)            (805,472)          (9,019,744)
      (171,721)                  --             (533,570)          (5,550,731)             (91,260)            (964,614)

       (18,334)                  --                   --                   --                   --                   --
        (3,181)                  --                   --                   --                   --                   --

            --                   --                   --                   --                   --                   --
            --                   --                   --                   --                   --                   --
--------------        -------------       --------------       --------------      ---------------      ---------------
    (1,076,404)             (70,813)          (8,960,646)        (197,250,851)            (896,732)          (9,984,358)
--------------        -------------       --------------       --------------      ---------------      ---------------


    20,622,564           48,808,885          726,841,164          580,429,963           15,742,416           31,919,201
    20,111,962            2,003,215          131,639,336           52,536,821            6,621,216           10,151,848


       781,532               64,808           10,219,065          179,673,475              802,893            8,989,030
       211,355                  809              521,384            5,399,865               74,738              900,973

  (16,067,323)             (346,699)        (577,391,571)        (399,682,887)         (15,048,400)         (10,133,057)
   (5,968,971)             (235,768)         (68,030,676)          (7,451,540)          (6,418,518)          (1,965,892)
--------------        -------------       --------------       --------------      ---------------      ---------------
   19,691,119            50,295,250          223,798,702          410,905,697            1,774,345           39,862,103
--------------        -------------       --------------       --------------      ---------------      ---------------
   20,490,590            51,585,489           13,877,899          509,766,946          (11,525,719)          43,770,614
   51,585,489                    --        1,491,172,370          981,405,424           78,319,961           34,549,347
--------------        -------------       --------------       --------------      ---------------      ---------------
$  72,076,079         $  51,585,489       $1,505,050,269       $1,491,172,370      $    66,794,242      $    78,319,961
==============        =============       ==============       ==============      ===============      ===============

    4,851,388                    --           72,186,366           53,230,190            4,887,256            2,746,889
--------------        -------------       --------------       --------------      ---------------      ---------------
    1,986,263             4,879,588           39,866,121           28,061,127            1,165,000            2,177,512
       79,580                 6,442              544,378            9,286,832               64,129              647,359
   (1,589,693)              (34,642)         (31,409,385)         (18,391,783)          (1,216,467)            (684,504)
--------------        -------------       --------------       --------------      ---------------      ---------------
      476,150             4,851,388            9,001,114           18,956,176               12,662            2,140,367
--------------        -------------       --------------       --------------      ---------------      ---------------
    5,327,538             4,851,388           81,187,480           72,186,366            4,899,918            4,887,256
==============        =============       ==============       ==============      ===============      ===============

      176,048                    --            2,302,364                   --              585,520                   --
--------------        -------------       --------------       --------------      ---------------      ---------------
    1,988,746               199,579            6,772,629            2,362,406              484,655              642,453
       21,545                    80               28,259              277,559                6,106               64,441
     (621,705)              (23,611)          (3,711,798)            (337,601)            (493,384)            (121,374)
--------------        -------------       --------------       --------------      ---------------      ---------------
    1,388,586               176,048            3,089,090            2,302,364               (2,623)             585,520
--------------        -------------       --------------       --------------      ---------------      ---------------
    1,564,634               176,048            5,391,454            2,302,364              582,897              585,520
==============        =============       ==============       ==============      ===============      ===============
$      13,218         $      12,085       $    7,069,548       $      681,981      $            --      $            --
==============        =============       ==============       ==============      ===============      ===============

================================================================================
THE LAZARD FUNDS, INC.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------



                                                                                            LAZARD GLOBAL EQUITY
                                                                                                  PORTFOLIO
                                                                                      ---------------------------------
                                                                                         YEAR ENDED        YEAR ENDED
                                                                                        DECEMBER 31,      DECEMBER 31,
                                                                                            1998              1997
                                                                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................    $    160,566      $    115,429
 Realized gain (loss) on investments and foreign currency--net ....................         862,558           856,254
 Change in unrealized appreciation (depreciation)--net ............................       1,695,809           652,357
                                                                                       ------------      ------------
Net increase (decrease) in net assets resulting from operations ...................
                                                                                          2,718,933         1,624,040
                                                                                       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ............................................................        (109,536)         (105,741)
  Open Shares .....................................................................         (14,500)          (13,063)
 From realized gains--net
  Institutional Shares ............................................................        (821,122)         (947,173)
  Open Shares .....................................................................        (225,207)         (128,664)
 In excess of investment income--net
  Institutional Shares ............................................................              --            (6,344)
  Open Shares .....................................................................              --              (830)
 In excess of realized gains--net
  Institutional Shares ............................................................         (10,308)               --
  Open Shares .....................................................................          (3,101)               --
                                                                                       ------------      ------------
Net decrease in net assets resulting from distributions ...........................      (1,183,774)       (1,201,815)
                                                                                       ------------      ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ............................................................       6,063,563         2,036,594
  Open Shares .....................................................................       3,126,095         2,834,230
 Net proceeds from reinvestment of distributions
  Institutional Shares ............................................................         933,169         1,020,486
  Open Shares .....................................................................         204,554           141,752
 Cost of shares redeemed
  Institutional Shares ............................................................      (1,037,949)       (2,916,057)
  Open Shares .....................................................................        (939,052)         (674,496)
                                                                                       ------------      ------------
Net increase (decrease) in net assets from capital stock transactions .............       8,350,380         2,442,509
                                                                                       ------------      ------------
Total increase in net assets ......................................................       9,885,539         2,864,734
Net assets at beginning of year ...................................................      12,648,757         9,784,023
                                                                                       ------------      ------------
Net assets at end of year* ........................................................    $ 22,534,296      $ 12,648,757
                                                                                       ============      ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year ..........................................         870,086           852,071
                                                                                       ------------      ------------
 Shares sold ......................................................................         487,546           173,237
 Shares issued to shareholders from reinvestment of distributions .................          72,432            86,767
 Shares repurchased ...............................................................         (82,205)         (241,989)
                                                                                       ------------      ------------
 Net increase (decrease) ..........................................................         477,773            18,015
                                                                                       ------------      ------------
 Shares outstanding at end of year ................................................       1,347,859           870,086
                                                                                       ============      ============
OPEN SHARES:
 Shares outstanding at beginning of period ........................................         192,168                --
                                                                                       ------------      ------------
 Shares sold ......................................................................         233,011           233,628
 Shares issued to shareholders from reinvestment of distributions .................          15,814            11,953
 Shares repurchased ...............................................................         (74,465)          (53,413)
                                                                                       ------------      ------------
 Net increase (decrease) ..........................................................         174,360           192,168
                                                                                       ------------      ------------
 Shares outstanding at end of period year .........................................         366,528           192,168
                                                                                       ============      ============
 * Includes undistributed (distributions in excess of) investment Income--net .....    $     (9,939)     $    (30,476)
                                                                                       ============      ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================



--------------------------------------------------------------------------------



       LAZARD INTERNATIONAL EQUITY            LAZARD INTERNATIONAL SMALL CAP             LAZARD EMERGING MARKETS
                PORTFOLIO                                PORTFOLIO                              PORTFOLIO
-----------------------------------------   -----------------------------------   -------------------------------------
     YEAR ENDED            YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
    DECEMBER 31,          DECEMBER 31,        DECEMBER 31,       DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
        1998                  1997                1998               1997                1998                1997
-------------------   -------------------   ----------------   ----------------   -----------------   -----------------

  $    35,324,118       $    23,690,976      $   1,368,388      $   1,030,350      $    5,108,200      $    3,029,620
      136,266,402           135,333,682         12,681,814          4,797,715         (48,799,388)          9,698,759
      178,170,268            57,416,855         (4,953,609)        (6,500,094)        (28,009,620)        (56,098,361)
  ---------------       ---------------      -------------      -------------      --------------      --------------

      349,760,788           216,441,513          9,096,593           (672,029)        (71,700,808)        (43,369,982)
  ---------------       ---------------      -------------      -------------      --------------      --------------


      (25,534,748)          (23,615,628)          (752,862)          (779,553)         (4,058,419)         (2,195,662)
         (250,536)              (75,348)            (5,976)            (2,605)           (121,120)            (50,943)

     (144,495,716)         (132,849,456)       (15,715,143)        (2,420,014)                 --         (12,058,986)
       (2,219,617)             (407,971)          (221,751)           (20,012)                 --            (403,361)

               --           (19,997,743)                --                 --                  --                  --
               --               (49,197)                --                 --                  --                  --

               --                    --                 --                 --                  --          (6,127,590)
               --                    --                 --                 --                  --            (163,296)
  ---------------       ---------------      -------------      -------------      --------------      --------------
     (172,500,617)         (176,995,343)       (16,695,732)        (3,222,184)         (4,179,539)        (20,999,838)
  ---------------       ---------------      -------------      -------------      --------------      --------------


    1,265,219,569           540,108,125        105,522,613         33,547,354         223,793,607         224,014,461
      140,707,664            14,105,912          7,946,853          3,051,529          42,143,524          17,560,383

      168,928,556           165,563,968         15,939,095          2,967,819           6,418,310          16,809,709
        2,243,315               496,902            221,922             21,902              39,672             582,273

     (829,574,309)         (461,972,317)       (77,988,431)       (17,963,195)        (95,979,356)        (88,595,351)
     (108,710,913)           (3,403,545)        (7,184,846)        (1,136,469)        (38,420,599)         (7,220,528)
  ---------------       ---------------      -------------      -------------      --------------      --------------
      638,813,882           254,899,045         44,457,206         20,488,940         137,995,158         163,150,947
  ---------------       ---------------      -------------      -------------      --------------      --------------
      816,074,053           294,345,215         36,858,067         16,594,727          62,114,811          98,781,127
    2,110,518,383         1,816,173,168        143,567,264        126,972,537         244,109,087         145,327,960
  ---------------       ---------------      -------------      -------------      --------------      --------------
  $ 2,926,592,436       $ 2,110,518,383      $ 180,425,331      $ 143,567,264      $  306,223,898      $  244,109,087
  ===============       ===============      =============      =============      ==============      ==============


      150,349,803           133,302,794         12,122,940         10,640,540          25,697,597          12,969,409
  ---------------       ---------------      -------------      -------------      --------------      --------------
       81,842,532            36,635,849          7,901,725          2,689,836          28,909,650          18,858,547
       11,354,528            11,731,335          1,379,036            253,037             845,770           1,776,539
      (54,467,695)          (31,320,175)        (5,813,173)        (1,460,473)        (12,502,788)         (7,906,898)
  ---------------       ---------------      -------------      -------------      --------------      --------------
       38,729,365            17,047,009          3,467,588          1,482,400          17,252,632          12,728,188
  ---------------       ---------------      -------------      -------------      --------------      --------------
      189,079,168           150,349,803         15,590,528         12,122,940          42,950,229          25,697,597
  ===============       ===============      =============      =============      ==============      ==============
          773,878                    --            160,229                 --             844,049                  --
  ---------------       ---------------      -------------      -------------      --------------      --------------
        9,132,813               967,597            571,256            251,402           5,261,508           1,447,155
          150,724                35,205             19,069              1,866               7,814              62,861
       (6,950,733)             (228,924)          (518,105)           (93,039)         (4,937,323)           (665,967)
  ---------------       ---------------      -------------      -------------      --------------      --------------
        2,332,804               773,878             72,220            160,229             331,999             844,049
  ---------------       ---------------      -------------      -------------      --------------      --------------
        3,106,682               773,878            232,449            160,229           1,176,048             844,049
  ===============       ===============      =============      =============      ==============      ==============
  $   (20,141,111)      $   (21,193,548)     $     (35,422)     $     (18,014)     $      220,015      $       48,851
  ===============       ===============      =============      =============      ==============      ==============

================================================================================
THE LAZARD FUNDS, INC.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------



                                                                                                 LAZARD BOND
                                                                                                  PORTFOLIO
                                                                                     ------------------------------------
                                                                                         YEAR ENDED          YEAR ENDED
                                                                                        DECEMBER 31,        DECEMBER 31
                                                                                            1998                1997
                                                                                     ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net ..........................................................     $  5,668,900        $   4,977,490
 Realized gain (loss) on investments and foreign currency--net ...................        1,363,055            1,191,253
 Change in unrealized appreciation (depreciation)--net ...........................       (1,212,836)             976,970
                                                                                       -------------       -------------
Net increase (decrease) in net assets resulting from operations ..................        5,819,119            7,145,713
                                                                                       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ...........................................................       (5,116,501)          (4,784,961)
  Open Shares ....................................................................         (589,199)            (218,630)
 From realized gains--net
  Institutional Shares ...........................................................       (1,325,439)            (622,871)
  Open Shares ....................................................................         (200,980)             (47,549)
 In excess of investment income--net
  Institutional Shares ...........................................................              (70)            (103,346)
  Open Shares ....................................................................                 (9)            (6,061)
 In excess of realized gains--net
  Institutional Shares ...........................................................         (150,643)                  --
  Open Shares ....................................................................          (18,525)                  --
 From Capital--Net
  Institutional Shares ...........................................................               --                   --
  Open Shares ....................................................................               --                   --
                                                                                       --------------      -------------
Net decrease in net assets resulting from distributions ..........................       (7,401,366)          (5,783,418)
                                                                                       --------------      -------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ...........................................................       30,642,538           30,149,655
  Open Shares ....................................................................       10,295,197            7,728,016
 Net proceeds from reinvestment of distributions
  Institutional Shares ...........................................................        6,003,999            5,018,654
  Open Shares ....................................................................          714,757              248,171
 Cost of shares redeemed
  Institutional Shares ...........................................................      (27,312,623)         (13,915,433)
  Open Shares ....................................................................       (2,849,142)            (786,886)
                                                                                       --------------      -------------
Net increase (decrease) in net assets from capital stock transactions ............       17,494,726           28,442,177
                                                                                       --------------      -------------
Total increase in net assets .....................................................       15,912,479           29,804,472
Net assets at beginning of year ..................................................       99,710,624           69,906,152
                                                                                       --------------      -------------
Net assets at end of year* .......................................................     $115,623,103        $  99,710,624
                                                                                       ==============      =============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year .........................................        9,217,915            7,073,035
                                                                                       --------------      -------------
 Shares sold .....................................................................        3,060,161            3,039,325
 Shares issued to shareholders from reinvestment of distributions ................          599,942              503,472
 Shares repurchased ..............................................................       (2,723,276)          (1,397,917)
                                                                                       --------------      -------------
 Net increase ....................................................................          936,827            2,144,880
                                                                                       --------------      -------------
 Shares outstanding at end of year ...............................................       10,154,742            9,217,915
                                                                                       ==============      =============
OPEN SHARES:
 Shares outstanding at beginning of period .......................................          726,613                   --
                                                                                       --------------      -------------
 Shares sold .....................................................................        1,025,899              779,924
 Shares issued to shareholders from reinvestment of distributions ................           71,508               24,775
 Shares repurchased ..............................................................         (283,520)             (78,086)
                                                                                       --------------      -------------
 Net increase ....................................................................          813,887              726,613
                                                                                       --------------      -------------
 Shares outstanding at end of period .............................................        1,540,500              726,613
                                                                                       ==============      =============
* Includes undistributed (distributions in excess of) investment Income--net .....     $   (180,445)       $    (136,318)
                                                                                       ==============      =============


** Commenced operations on January 2, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================




--------------------------------------------------------------------------------



                          LAZARD INTERNATIONAL
 LAZARD HIGH YIELD            FIXED-INCOME                   LAZARD STRATEGIC YIELD
     PORTFOLIO                  PORTFOLIO                           PORTFOLIO
------------------- -------------------------------   -------------------------------------
    PERIOD ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED          YEAR ENDED
    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
       1998**             1998             1997              1998                1997
------------------- ---------------- ---------------- -----------------   -----------------

  $   2,666,797      $   4,875,222    $   5,281,736    $    31,621,200     $    24,177,268
    (2,212,117)           (139,509)      (4,062,403)       (30,022,479)          4,985,365
    (1,145,661)          9,605,472       (6,930,080)        (3,041,073)        (15,784,090)
  -------------      -------------    -------------    ---------------     ---------------
      (690,981)         14,341,185       (5,710,747)        (1,442,352)         13,378,543
  -------------      -------------    -------------    ---------------     ---------------


    (2,646,121)         (1,954,550)        (856,065)       (19,465,202)        (24,262,314)
       (20,676)            (62,023)          (4,392)          (791,250)           (625,698)

            --                  --         (162,035)                --          (1,819,161)
            --                  --               --                 --             (77,090)

       (78,525)                 --         (561,048)          (794,218)         (2,563,969)
          (705)                 --           (8,622)           (35,597)            (73,087)

            --                  --       (1,193,276)                --                  --
            --                  --          (18,323)                --                  --

            --                  --       (2,677,113)       (13,228,346)                 --
            --                  --          (41,142)          (592,897)                 --
  -------------      -------------    -------------    ---------------     ---------------
    (2,746,027)         (2,016,573)      (5,522,016)       (34,907,510)        (29,421,319)
  -------------      -------------    -------------    ---------------     ---------------


    52,193,575          30,541,436       62,994,956        476,144,319         420,086,629
       984,032           2,380,537        2,930,820        154,324,729          18,214,057

     2,664,900           2,276,718        4,103,522         21,895,133          22,349,566
        21,381              72,083           57,737          1,174,776             692,322

    (9,518,672)        (39,431,530)     (34,229,843)      (465,223,430)       (226,654,290)
       (24,645)           (870,320)         (97,029)      (146,658,525)         (2,976,085)
  -------------      -------------    -------------    ---------------     ---------------
    46,320,571          (5,031,076)      35,760,163         41,657,002         231,712,199
  -------------      -------------    -------------    ---------------     ---------------
    42,883,563           7,293,536       24,527,400          5,307,140         215,669,423
            --         112,957,238       88,429,838        414,752,221         199,082,798
  -------------      -------------    -------------    ---------------     ---------------
 $  42,883,563       $ 120,250,774    $ 112,957,238    $   420,059,361     $   414,752,221
 ==============      =============    =============    ===============     ===============

            --          11,439,832        8,201,037         41,370,616          19,892,579
 --------------      -------------    -------------    ---------------     ---------------
     5,125,438           3,069,726        6,263,605         50,232,451          41,987,849
       270,082             232,609          410,505          2,318,882           2,253,081
      (942,285)         (3,959,845)      (3,435,315)       (49,814,646)        (22,762,893)
 --------------      -------------    -------------    ---------------     ---------------
     4,453,235            (657,510)       3,238,795          2,736,687          21,478,037
 --------------      -------------    -------------    ---------------     ---------------
     4,453,235          10,782,322       11,439,832         44,107,303          41,370,616
 ==============      =============    =============    ===============     ===============

            --             287,789               --          1,584,672                  --
 --------------      -------------    -------------    ---------------     ---------------
       101,097             239,066          291,721         16,328,778           1,813,716
         1,997               7,344            5,813            124,369              70,193
        (2,365)            (89,906)          (9,745)       (15,548,315)           (299,237)
 --------------      -------------    -------------    ---------------     ---------------
       100,729             156,504          287,789            904,832           1,584,672
 --------------      -------------    -------------    ---------------     ---------------
       100,729             444,293          287,789          2,489,504           1,584,672
 ==============      =============    =============    ===============     ===============
 $     (21,463)      $    (282,389)   $  (1,450,070)   $     1,046,593     $      (574,424)
 ==============      =============    =============    ===============     ===============

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO


                                                                                   YEAR ENDED
                                                     -----------------------------------------------------------------------
                                                       12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
INSTITUTIONAL SHARES                                 ------------   ------------   ------------   ------------   -----------
Net asset value, beginning of period .............     $ 19.98        $ 19.24        $ 17.41        $ 13.75        $ 13.89
                                                       -------        -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income ...........................        0.28           0.22           0.33           0.23           0.14
 Net realized and unrealized gain (loss) .........        3.10           4.54           3.06           4.93           0.44
                                                       -------        -------        -------        -------        -------
 Total from investment operations ................        3.38           4.76           3.39           5.16           0.58
                                                       -------        -------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.26)         (0.22)         (0.33)         (0.18)         (0.15)
 Net realized gain ...............................       (1.35)         (3.80)         (1.23)         (1.32)         (0.57)
                                                       -------        -------        -------        -------        -------
 Total distributions .............................       (1.61)         (4.02)         (1.56)         (1.50)         (0.72)
                                                       -------        -------        -------        -------        -------
Net asset value, end of period ...................     $ 21.75        $ 19.98        $ 19.24        $ 17.41        $ 13.75
                                                       =======        =======        =======        =======        =======
TOTAL RETURN (A) .................................       17.3%          25.1%          19.9%          37.7%           4.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $361,126       $333,575       $278,605       $163,787       $89,105
Ratios to average net assets:
 Net expenses (b) ................................        0.85%          0.86%          0.89%          0.92%          1.05%
 Gross expenses (b) ..............................        0.85%          0.87%          0.89%          0.92%          1.05%
 Net investment income (b) .......................        1.28%          1.00%          1.87%          1.45%          1.15%
Portfolio turnover rate ..........................          76%            78%            66%            81%            67%




                                                         YEAR        FOR THE PERIOD
                                                         ENDED         2/5/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $  19.99         $ 20.19
                                                       --------         -------
Income (loss) from investment operations:
 Net investment income ...........................        0.20             0.13
 Net realized and unrealized gain (loss) .........        3.12             3.62
                                                       --------         -------
 Total from investment operations ................        3.32             3.75
                                                       --------         -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.20)           (0.15)
 Net realized gain ...............................       (1.35)           (3.80)
                                                       --------         -------
 Total distributions .............................       (1.55)           (3.95)
                                                       --------         -------
Net asset value, end of period ...................     $  21.76         $ 19.99
                                                       ========         =======
TOTAL RETURN (A) .................................        17.0%           18.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $117,624         $22,811
Ratios to average net assets:
 Net expenses (b) ................................        1.12%            1.22%
 Gross expenses (b) ..............................        1.12%            1.35%
 Net investment income (b) .......................        0.96%            0.60%
SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD MID CAP PORTFOLIO

                                                       YEAR      FOR THE PERIOD
                                                       ENDED      11/4/97* TO
                                                     12/31/98       12/31/97
INSTITUTIONAL SHARES                               ------------ ---------------
Net asset value, beginning of period .............   $ 10.26        $ 10.00
                                                     -------        -------
Income (loss) from investment operations:
 Net investment income ...........................      0.05           0.02
 Net realized and unrealized gain (loss) .........      0.31           0.26
                                                     -------        -------
 Total from investment operations ................      0.36           0.28
                                                     -------        -------
Less distributions from and in excess of:
 Net investment income ...........................    ( 0.05)        ( 0.02)
 Net realized gain ...............................    ( 0.11)            --
                                                     -------        -------
 Total distributions .............................    ( 0.16)        ( 0.02)
                                                     -------        -------
Net asset value, end of period ...................   $ 10.46        $ 10.26
                                                     =======        =======
TOTAL RETURN (A) .................................      3.7%           2.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $55,731        $49,779
Ratios to average net assets:
 Net expenses (b) ................................     1.05%          1.05%
 Gross expenses (b) ..............................     1.23%          1.44%
 Net investment income (b) .......................     0.48%          1.02%
Portfolio turnover rate ..........................       86%             1%



                                                       YEAR      FOR THE PERIOD
                                                       ENDED      11/4/97* TO
                                                     12/31/98       12/31/97
OPEN SHARES                                        ------------ ---------------
Net asset value, beginning of period .............   $ 10.26        $ 10.00
                                                     -------        -------
Income (loss) from investment operations:
 Net investment income ...........................      0.02           0.01
 Net realized and unrealized gain (loss) .........      0.32           0.26
                                                     -------        -------
 Total from investment operations ................      0.34           0.27
                                                     -------        -------
Less distributions from and in excess of:
 Net investment income ...........................     (0.04)         (0.01)
 Net realized gain ...............................     (0.11)            --
                                                     -------        -------
 Total distributions .............................     (0.15)         (0.01)
                                                     -------        -------
Net asset value, end of period ...................   $ 10.45        $ 10.26
                                                     =======        =======
TOTAL RETURN (A) .................................      3.4%           2.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $16,345        $ 1,806
Ratios to average net assets:
 Net expenses (b) ................................     1.35%          1.35%
 Gross expenses (b) ..............................     1.66%          4.97%
 Net investment income (b) .......................     0.29%          0.72%

SEE NOTES TO FINANCIAL HIGHLIGHTS.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              81

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO


                                                                                 YEAR ENDED
                                                   -----------------------------------------------------------------------
                                                       12/31/98        12/31/97      12/31/96     12/31/95      12/31/94
INSTITUTIONAL SHARES                               --------------- --------------- ------------ ------------ -------------
Net asset value, beginning of period .............    $   20.02       $   18.44      $ 15.95      $ 14.35       $ 15.26
                                                      ---------       ---------      -------      -------       -------
Income (loss) from investment operations:
 Net investment income ...........................         0.08            0.07         0.11         0.13          0.07
 Net realized and unrealized gain (loss) .........        (2.60)           4.92         3.68         2.95          0.22
                                                      ---------       ---------      -------      -------       -------
 Total from investment operations ................        (2.52)           4.99         3.79         3.08          0.29
                                                      ---------       ---------      -------      -------       -------
Less distributions from and in excess of:
 Net investment income ...........................        (0.01)          (0.06)       (0.11)       (0.16)        (0.04)
 Net realized gain ...............................        (0.10)          (3.35)       (1.19)       (1.32)        (1.16)
                                                      ---------       ---------      -------      -------       -------
 Total distributions .............................        (0.11)          (3.41)       (1.30)       (1.48)        (1.20)
                                                      ---------       ---------      -------      -------       -------
Net asset value, end of period ...................    $   17.39       $   20.02      $ 18.44      $ 15.95       $ 14.35
                                                      =========       =========      =======      =======       =======
TOTAL RETURN (A) .................................        (12.6)%         28.1%        23.9%        21.5%          2.0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $1,411,503     $1,445,075     $981,405     $646,371      $429,673
Ratios to average net assets:
 Net expenses (b) ................................         0.81%          0.82%        0.84%        0.84%         0.85%
 Gross expenses (b) ..............................         0.81%          0.82%        0.84%        0.84%         0.85%
 Net investment income (b) .......................         0.50%          0.35%        0.60%        0.90%         0.51%
Portfolio turnover rate ..........................           46%            56%          51%          70%           70%




                                                         YEAR        FOR THE PERIOD
                                                         ENDED        1/30/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $ 20.02          $ 18.75
                                                       -------          -------
Income (loss) from investment operations:
 Net investment income ...........................        0.03             0.01
 Net realized and unrealized gain (loss) .........       (2.60)            4.61
                                                       -------          -------
 Total from investment operations ................       (2.57)            4.62
                                                       -------          -------
Less distributions from and in excess of:
 Net investment income ...........................          --               --
 Net realized gain ...............................       (0.10)           (3.35)
                                                       -------          -------
 Total distributions .............................       (0.10)           (3.35)
                                                       -------          -------
Net asset value, end of period ...................     $ 17.35          $ 20.02
                                                       =======          =======
TOTAL RETURN (A) .................................     (12.9)%            25.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $93,547          $46,097
Ratios to average net assets:
 Net expenses (b) ................................       1.09%            1.14%
 Gross expenses (b) ..............................       1.09%            1.23%
 Net investment income (b) .......................       0.21%            0.12%
SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD BANTAM VALUE PORTFOLIO



                                                            YEAR ENDED          FOR THE PERIOD
                                                   ---------------------------    3/1/96* TO
                                                     12/31/98       12/31/97       12/31/96
INSTITUTIONAL SHARES                               ------------   ------------ ---------------
Net asset value, beginning of period ............. $ 14.32          $  12.58       $ 10.00
                                                   --------         --------       -------
Income (loss) from investment operations:
 Net investment income ...........................     --                 --          0.22
 Net realized and unrealized gain (loss) .........   (1.98)             4.12          3.11
                                                   --------         --------       -------
 Total from investment operations ................   (1.98)             4.12          3.33
                                                   --------         --------       -------
Less distributions from and in excess of:
 Net investment income ...........................     --                 --        ( 0.22)
 Net realized gain ...............................   (0.15)           ( 2.38)       ( 0.53)
                                                   --------         --------       -------
 Total distributions .............................   (0.15)           ( 2.38)       ( 0.75)
                                                   --------         --------       -------
Net asset value, end of period ................... $ 12.19          $  14.32       $ 12.58
                                                   =======          ========       =======
TOTAL RETURN (A) ................................. (13.8)%             33.9%         33.3%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......... $59,737          $ 69,972       $34,549
Ratios to average net assets:
 Net expenses (b) ................................   1.05%             1.05%         1.05%
 Gross expenses (b) ..............................   1.09%             1.14%         1.91%
 Net investment income (b) ....................... (0.40)%           (0.42)%         2.80%
Portfolio turnover rate ..........................     95%              110%          262%




                                                          YEAR      FOR THE PERIOD
                                                         ENDED       1/23/97* TO
                                                        12/31/98       12/31/97
OPEN SHARES                                          ------------- ---------------
Net asset value, beginning of period .............     $   14.26      $   13.13
                                                       ---------      ---------
Income (loss) from investment operations:
 Net investment income (loss) ....................         (0.04)            --
 Net realized and unrealized gain (loss) .........         (1.96)          3.51
                                                       ---------      ---------
 Total from investment operations ................         (2.00)          3.51
                                                       ---------      ---------
Less distributions from and in excess of:
 Net investment income ...........................            --             --
 Net realized gain ...............................         (0.15)         (2.38)
                                                       ---------      ---------
 Total distributions .............................         (0.15)         (2.38)
                                                       ---------      ---------
Net asset value, end of period ...................     $   12.11      $   14.26
                                                       =========      =========
TOTAL RETURN (A) .................................       (14.0)%          27.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $   7,057      $   8,348
Ratios to average net assets:
 Net expenses (b) ................................         1.35%          1.35%
 Gross expenses (b) ..............................         1.60%          1.88%
 Net investment income (b) .......................       (0.70)%        (0.69)%
SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              83

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOLIO



                                                            YEAR ENDED          FOR THE PERIOD
                                                   ---------------------------    1/4/96* TO
                                                     12/31/98       12/31/97       12/31/96
INSTITUTIONAL SHARES                               ------------   ------------ ---------------
Net asset value, beginning of period .............   $ 11.91        $ 11.48        $ 10.00
                                                     -------        -------        -------
Income (loss) from investment operations:
 Net investment income ...........................      0.10           0.14           0.09
 Net realized and unrealized gain (loss) .........      1.90           1.58           1.49
                                                     -------        -------        -------
 Total from investment operations ................      2.00           1.72           1.58
                                                     -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................     (0.08)         (0.15)         (0.10)
 Net realized gain ...............................     (0.69)         (1.14)            --
                                                     -------        -------        -------
 Total distributions .............................     (0.77)         (1.29)         (0.10)
                                                     -------        -------        -------
Net asset value, end of period ...................   $ 13.14        $ 11.91        $ 11.48
                                                     =======        =======        =======
TOTAL RETURN (A) .................................     17.1%          15.3%          15.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $17,710        $10,359        $ 9,784
Ratios to average net assets:
 Net expenses (b) ................................     1.05%          1.05%          1.05%
 Gross expenses (b) ..............................     2.18%          2.55%          5.06%
 Net investment income (b) .......................     1.07%          1.02%          1.70%
Portfolio turnover rate ..........................       48%            64%            74%




                                                         YEAR      FOR THE PERIOD
                                                         ENDED      1/30/97* TO
                                                       12/31/98       12/31/97
OPEN SHARES                                          ------------ ---------------
Net asset value, beginning of period .............     $ 11.92        $ 11.31
                                                       -------        -------
Income (loss) from investment operations:
 Net investment income ...........................        0.09           0.08
 Net realized and unrealized gain (loss) .........        1.88           1.78
                                                       -------        -------
 Total from investment operations ................        1.97           1.86
                                                       -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.04)         (0.11)
 Net realized gain ...............................       (0.69)         (1.14)
                                                       -------        -------
 Total distributions .............................       (0.73)         (1.25)
                                                       -------        -------
Net asset value, end of period ...................     $ 13.16        $ 11.92
                                                       =======        =======
TOTAL RETURN (A) .................................       16.8%          16.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 4,824        $ 2,290
Ratios to average net assets:
 Net expenses (b) ................................       1.35%          1.35%
 Gross expenses (b) ..............................       2.85%          4.23%
 Net investment income (b) .......................       0.77%          0.67%
SEE NOTES TO FINANCIAL HIGHLIGHTS.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO




                                                                                    YEAR ENDED
                                                   -----------------------------------------------------------------------------
                                                       12/31/98        12/31/97        12/31/96        12/31/95       12/31/94
INSTITUTIONAL SHARES                               --------------- --------------- --------------- --------------- -------------
Net asset value, beginning of period .............   $    13.97      $    13.62       $   12.50       $   11.23       $ 12.32
                                                     ----------      ----------       ---------       ---------       -------
Income (loss) from investment operations:
 Net investment income ...........................         0.18            0.22            0.17            0.19          0.08
 Net realized and unrealized gain (loss) .........         2.03            1.40            1.76            1.29         (0.05)
                                                     ----------      ----------       ---------       ---------       -------
 Total from investment operations ................         2.21            1.62            1.93            1.48          0.03
                                                     ----------      ----------       ---------       ---------       -------
Less distributions from and in excess of:
 Net investment income ...........................        (0.14)          (0.34)          (0.19)          (0.09)           --
 Net realized gain ...............................        (0.81)          (0.93)          (0.62)          (0.12)        (1.12)
                                                     ----------      ----------       ---------       ---------       -------
Total distributions ..............................        (0.95)          (1.27)          (0.81)          (0.21)        (1.12)
                                                     ----------      ----------       ---------       ---------       -------
Net asset value, end of period ...................   $    15.23      $    13.97       $   13.62       $   12.50       $ 11.23
                                                     ==========      ==========       =========       =========       =======
TOTAL RETURN (A) .................................        16.0%           11.8%           15.6%           13.1%          0.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $2,879,289      $2,099,724      $1,816,173      $1,299,549      $831,877
Ratios to average net assets:
 Net expenses (b) ................................        0.90%           0.89%           0.91%           0.95%         0.94%
 Gross expenses (b) ..............................        0.90%           0.89%           0.91%           0.95%         0.94%
 Net investment income (b) .......................        1.37%           1.18%           1.93%           1.82%         0.75%
Portfolio turnover rate ..........................          41%             37%             39%             63%          106%




                                                         YEAR        FOR THE PERIOD
                                                         ENDED        1/23/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $ 13.95          $ 13.29
                                                       -------          -------
Income (loss) from investment operations:
 Net investment income ...........................        0.18             0.16
 Net realized and unrealized gain (loss) .........        2.00             1.71
                                                       -------          -------
 Total from investment operations ................        2.18             1.87
                                                       -------          -------
Less distributions from and in excess of:
  Net investment income ..........................       (0.09)           (0.28)
  Net realized gain ..............................       (0.81)           (0.93)
                                                       -------          -------
 Total distributions .............................       (0.90)           (1.21)
                                                       -------          -------
Net asset value, end of period ...................     $ 15.23          $ 13.95
                                                       =======          =======
TOTAL RETURN (A) .................................       15.8%            14.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $47,303          $10,794
Ratios to average net assets:
 Net expenses (b) ................................       1.24%            1.25%
 Gross expenses (b) ..............................       1.24%            1.61%
 Net investment income (b) .......................       1.02%            0.37%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              85

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO



                                                                                    YEAR ENDED
                                                     -------------------------------------------------------------------------
                                                       12/31/98       12/31/97       12/31/96       12/31/95        12/31/94
INSTITUTIONAL SHARES                                 ------------   ------------   ------------   ------------   -------------
Net asset value, beginning of period .............     $ 11.69        $ 11.93        $ 10.52        $ 10.38        $ 10.86
                                                       -------        -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income ...........................        0.05           0.07           0.08           0.14           0.07
 Net realized and unrealized gain (loss) .........        0.83          (0.03)          1.55           0.06          (0.55)
                                                       -------        -------        -------        -------        -------
 Total from investment operations ................        0.88           0.04           1.63           0.20          (0.48)
                                                       -------        -------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.05)         (0.07)         (0.08)            --             --
 Net realized gain ...............................       (1.12)        (0.21)          (0.14)         (0.06)            --
                                                       -------        -------        -------        -------        -------
 Total distributions .............................       (1.17)         (0.28)         (0.22)        (0.06)             --
                                                       -------        -------        -------        -------        -------
Net asset value, end of period ...................     $ 11.40        $ 11.69        $ 11.93        $ 10.52        $ 10.38
                                                       =======        =======        =======        =======        ========
TOTAL RETURN (A) .................................        7.6%           0.3%          15.6%           1.9%         (4.5)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $177,779       $141,695       $126,973       $115,534        $83,432
Ratios to average net assets:
 Net expenses (b) ................................       1.04%          1.09%          1.12%          1.13%          1.05%
 Gross expenses (b) ..............................       1.04%          1.09%          1.12%          1.13%          1.26%
 Net investment income (b) .......................       0.81%          0.73%          1.67%          1.56%          0.95%
Portfolio turnover rate ..........................         56%            63%           101%           118%           113%




                                                         YEAR        FOR THE PERIOD
                                                         ENDED        2/13/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $ 11.69         $  12.32
                                                       -------         --------
Income (loss) from investment operations:
 Net investment income ...........................        0.01             0.02
 Net realized and unrealized gain (loss) .........        0.83            (0.42)
                                                       -------         --------
 Total from investment operations ................        0.84            (0.40)
                                                       -------         --------
Less distributions from and in excess of:
 Net investment income ...........................       (0.03)           (0.02)
 Net realized gain ...............................       (1.12)           (0.21)
                                                       -------         --------
 Total distributions .............................       (1.15)           (0.23)
                                                       -------         --------
Net asset value, end of period ...................     $ 11.38         $  11.69
                                                       =======         ========
TOTAL RETURN (A) .................................        7.2%           (3.2)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 2,646         $  1,873
Ratios to average net assets:
 Net expenses (b) ................................       1.43%            1.43%
 Gross expenses (b) ..............................       1.93%            3.39%
 Net investment income (b) .......................       0.43%            0.34%
SEE NOTES TO FINANCIAL HIGHLIGHTS.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO



                                                                     YEAR ENDED                        FOR THE PERIOD
                                               ------------------------------------------------------   7/15/94* TO
                                                 12/31/98      12/31/97      12/31/96      12/31/95       12/31/94
INSTITUTIONAL SHARES                           ------------ -------------- ------------ ------------- ---------------
Net asset value, beginning of period .........    $  9.20       $ 11.21        $  9.24      $  9.86       $  10.00
                                                  -------       -------        -------      -------       --------
Income (loss) from investment operations:
 Net investment income .......................       0.10          0.10           0.07         0.08           0.01
 Net realized and unrealized gain (loss) .....      (2.26)        (1.18)          2.11        (0.66)         (0.15)
                                                  -------      --------        -------      --------      --------
 Total from investment operations ............      (2.16)        (1.08)          2.18        (0.58)         (0.14)
                                                  -------      --------        -------      --------      --------
Less distributions from and in excess of:
 Net investment income .......................      (0.10)        (0.09)         (0.08)       (0.04)            --
 Net realized gain ...........................         --         (0.84)         (0.13)          --             --
                                                  -------      --------        -------      --------      --------
 Total distributions .........................      (0.10)        (0.93)         (0.21)       (0.04)            --
                                                  -------      --------        -------      -------       --------
Net asset value, end of period ...............    $  6.94      $   9.20        $ 11.21      $  9.24       $   9.86
                                                  =======      ========        =======      =======       ========
TOTAL RETURN (A) .............................    (23.5)%        (9.8)%          23.6%       (5.9)%         (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....   $298,033      $236,340       $145,328      $35,216       $ 17,025
Ratios to average net assets:
 Net expenses (b) ............................      1.28%         1.32%          1.38%        1.30%          1.30%
 Gross expenses (b) ..........................      1.29%         1.33%          1.48%        2.00%          2.31%
 Net investment income (b) ...................      1.84%         1.26%          1.40%        1.22%          0.31%
Portfolio turnover rate ......................        36%           40%            51%         102%            31%




                                                          YEAR      FOR THE PERIOD
                                                         ENDED        1/8/97* TO
                                                        12/31/98       12/31/97
OPEN SHARES                                          ------------- ---------------
Net asset value, beginning of period .............     $   9.20       $   11.45
                                                       --------       ---------
Income (loss) from investment operations:
 Net investment income ...........................         0.11            0.07
 Net realized and unrealized gain (loss) .........        (2.26)          (1.42)
                                                       --------       ---------
 Total from investment operations ................        (2.15)          (1.35)
                                                       --------       ---------
Less distributions from and in excess of:
 Net investment income ...........................        (0.08)          (0.07)
 Net realized gain ...............................           --           (0.83)
                                                       --------       ---------
 Total distributions .............................        (0.08)          (0.90)
                                                       --------       ---------
Net asset value, end of period ...................     $   6.97       $    9.20
                                                       ========       =========
TOTAL RETURN (A) .................................      (23.3)%         (12.0)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $  8,191       $   7,769
Ratios to average net assets:
 Net expenses (b) ................................        1.60%           1.60%
 Gross expenses (b) ..............................        1.76%           1.93%
 Net investment income (b) .......................        1.54%           1.01%
SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO



                                                                                    YEAR ENDED
                                                     -------------------------------------------------------------------------
                                                       12/31/98       12/31/97       12/31/96       12/31/95        12/31/94
INSTITUTIONAL SHARES                                 ------------   ------------   ------------   ------------   -------------
Net asset value, beginning of period .............     $ 10.03        $  9.88        $ 10.10        $  9.24        $ 10.28
                                                       -------        -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income ...........................        0.55           0.59           0.56           0.60           0.58
 Net realized and unrealized gain (loss) .........        0.01           0.23          (0.14)          0.86          (1.01)
                                                       -------        -------        -------        -------        -------
 Total from investment operations ................        0.56           0.82           0.42           1.46          (0.43)
                                                       -------        -------        -------        -------        --------
Less distributions from and in excess of:
 Net investment income ...........................       (0.55)         (0.60)         (0.57)         (0.60)         (0.58)
 Net realized gain ...............................       (0.15)         (0.07)         (0.07)            --          (0.03)
                                                       -------        -------        -------        -------        -------
 Total distributions .............................       (0.70)         (0.67)         (0.64)         (0.60)         (0.61)
                                                       -------        -------        -------        -------        -------
Net asset value, end of period ...................     $  9.89        $ 10.03        $  9.88        $ 10.10        $  9.24
                                                       =======        =======        =======        =======        =======
TOTAL RETURN (A) .................................        5.8%           8.6%           4.4%          16.2%         (4.2)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $100,397        $92,428        $69,906        $46,083        $24,494
Ratios to average net assets:
 Net expenses (b) ................................       0.78%          0.80%          0.80%          0.80%          0.80%
 Gross expenses (b) ..............................       0.79%          0.81%          0.88%          0.97%          1.23%
 Net investment income (b) .......................       5.45%          5.81%          5.77%          6.07%          6.11%
Portfolio turnover rate ..........................        335%           447%           460%           244%           121%



                                                         YEAR        FOR THE PERIOD
                                                         ENDED         3/5/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $ 10.02          $  9.86
                                                       -------          -------
Income (loss) from investment operations:
 Net investment income ...........................        0.52             0.46
 Net realized and unrealized gain (loss) .........        0.01             0.24
                                                       -------          -------
 Total from investment operations ................        0.53             0.70
                                                       -------          -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.52)           (0.47)
 Net realized gain ...............................       (0.15)           (0.07)
                                                       -------          -------
 Total distributions .............................       (0.67)           (0.54)
                                                       -------          -------
Net asset value, end of period ...................     $  9.88          $ 10.02
                                                       =======          =======
TOTAL RETURN (A) .................................        5.4%             7.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $15,226          $ 7,283
Ratios to average net assets:
 Net expenses (b) ................................       1.10%            1.10%
 Gross expenses (b) ..............................       1.21%            1.49%
 Net investment income (b) .......................       5.11%            5.46%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD HIGH YIELD PORTFOLIO




                                                    FOR THE PERIOD
                                                      1/2/98* TO
                                                       12/31/98
INSTITUTIONAL SHARES                               ---------------
Net asset value, beginning of period .............     $ 10.00
                                                       -------
Income (loss) from investment operations:
 Net investment income ...........................        0.88
 Net realized and unrealized gain (loss) .........       (0.57)
                                                       -------
 Total from investment operations ................        0.31
                                                       -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.89)
 Net realized gain ...............................          --
                                                       -------
 Total distributions .............................       (0.89)
                                                       -------
Net asset value, end of period ...................     $  9.42
                                                       =======
TOTAL RETURN (A) .................................        2.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $41,935
Ratios to average net assets:
 Net expenses (b) ................................        1.05%
 Gross expenses (b) ..............................        1.55%
 Net investment income (b) .......................        8.87%
Portfolio turnover rate ..........................         418%




                                                    FOR THE PERIOD
                                                     2/24/98* TO
                                                       12/31/98
OPEN SHARES                                        ---------------
Net asset value, beginning of period .............    $ 10.37
                                                      -------
Income (loss) from investment operations:
 Net investment income ...........................       0.72
 Net realized and unrealized gain (loss) .........      (0.94)
                                                      -------
 Total from investment operations ................      (0.22)
                                                      -------
Less distributions from and in excess of:
 Net investment income ...........................      (0.73)
 Net realized gain ...............................         --
                                                      -------
 Total distributions .............................      (0.73)
                                                      -------
Net asset value, end of period ...................    $  9.42
                                                      =======
TOTAL RETURN (A)                                       (2.2)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $   949
Ratios to average net assets:
 Net expenses (b) ................................      1.35%
 Gross expenses (b) ..............................      9.77%
 Net investment income (b) .......................      8.59%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO




                                                                                    YEAR ENDED
                                                     -------------------------------------------------------------------------
                                                       12/31/98        12/31/97        12/31/96       12/31/95       12/31/94
INSTITUTIONAL SHARES                                 ------------   --------------   ------------   ------------   -----------
Net asset value, beginning of period .............     $  9.63        $ 10.78         $ 10.85        $ 10.23        $ 10.51
                                                       -------        -------         -------        -------        -------
Income (loss) from investment operations:
 Net investment income ...........................        0.32           0.40            0.54           0.70           0.59
 Net realized and unrealized gain (loss) .........        0.98          (1.05)           0.03           1.25          (0.16)
                                                       -------        -------         -------        -------        -------
 Total from investment operations ................        1.30          (0.65)           0.57           1.95           0.43
                                                       -------        -------         -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.22)         (0.13)          (0.59)         (1.13)         (0.59)
 Net realized gain ...............................          --          (0.12)          (0.05)         (0.20)         (0.12)
 Capital .........................................          --          (0.25)             --             --
                                                       -------        -------         -------        -------
 Total distributions .............................       (0.22)         (0.50)          (0.64)         (1.33)         (0.71)
                                                       -------        -------         -------        -------        -------
Net asset value, end of period ...................     $ 10.71        $  9.63         $ 10.78        $ 10.85        $ 10.23
                                                       =======        =======         =======        =======        =======
TOTAL RETURN (A) .................................       13.2%         (5.6)%            5.5%          19.4%           4.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $115,500       $110,185         $88,430        $45,624        $35,803
Ratios to average net assets:
 Net expenses (b) ................................       1.09%          1.06%           1.05%          1.05%          1.05%
 Gross expenses (b) ..............................       1.10%          1.10%           1.21%          1.25%          1.51%
 Net investment income (b) .......................       4.27%          5.13%           5.54%          5.99%          5.68%
Portfolio turnover rate ..........................        187%           166%            242%           190%            66%




                                                         YEAR        FOR THE PERIOD
                                                         ENDED         1/8/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $  9.63         $  10.64
                                                       -------         --------
Income (loss) from investment operations:
 Net investment income ...........................        0.31             0.43
 Net realized and unrealized gain (loss) .........        0.96            (0.98)
                                                       -------         --------
 Total from investment operations ................        1.27            (0.55)
                                                       -------         --------
Less distributions from and in excess of:
 Net investment income ...........................       (0.21)           (0.08)
 Net realized gain ...............................          --            (0.12)
 Capital .........................................          --            (0.26)
                                                       -------         --------
 Total distributions .............................       (0.21)           (0.46)
                                                       -------         --------
Net asset value, end of period ...................     $ 10.69         $   9.63
                                                       =======         ========
TOTAL RETURN (A) .................................       12.9%           (4.8)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 4,751         $  2,772
Ratios to average net assets:
 Net expenses (b) ................................       1.35%            1.35%
 Gross expenses (b) ..............................       1.92%            2.71%
 Net investment income (b) .......................       4.01%            4.68%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO




                                                                                    YEAR ENDED
                                                     -------------------------------------------------------------------------
                                                       12/31/98       12/31/97       12/31/96       12/31/95        12/31/94
INSTITUTIONAL SHARES                                 ------------   ------------   ------------   ------------   -------------
Net asset value, beginning of period .............     $  9.66        $ 10.01        $  9.52        $  9.10        $ 10.13
                                                       -------        -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income ...........................        0.76           0.81           0.76           0.75           0.76
 Net realized and unrealized gain (loss) .........       (0.69)         (0.28)          0.50           0.43          (0.99)
                                                       -------        -------        -------        -------        -------
 Total from investment operations ................        0.07           0.53           1.26           1.18          (0.23)
                                                       -------        -------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.44)         (0.82)         (0.77)         (0.76)         (0.76)
 Net realized gain ...............................          --          (0.06)            --             --          (0.04)
 Capital .........................................       (0.28)            --             --             --             --
                                                       -------        -------        -------        -------        -------
 Total distributions .............................       (0.72)         (0.88)         (0.77)         (0.76)         (0.80)
                                                       -------        -------        -------        -------        -------
Net asset value, end of period ...................     $  9.01        $  9.66        $ 10.01        $  9.52        $  9.10
                                                       =======        =======        =======        =======        =======
TOTAL RETURN (A) .................................        0.8%           5.3%          13.7%          13.6%         (2.3)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $397,599       $399,452       $199,083        $78,474        $62,328
Ratios to average net assets:
 Net expenses (b) ................................       0.90%          0.94%          1.08%          1.09%          1.05%
 Gross expenses (b) ..............................       0.90%          0.95%          1.08%          1.09%          1.15%
 Net investment income (b) .......................       6.94%          7.42%          7.88%          8.02%          8.03%
Portfolio turnover rate ..........................        276%           161%           189%           205%           195%




                                                         YEAR        FOR THE PERIOD
                                                         ENDED        1/23/97* TO
                                                       12/31/98         12/31/97
OPEN SHARES                                          ------------   ---------------
Net asset value, beginning of period .............     $  9.66          $ 10.08
                                                       -------          -------
Income (loss) from investment operations:
 Net investment income ...........................        0.73             0.72
 Net realized and unrealized gain (loss) .........       (0.69)           (0.35)
                                                       -------          -------
 Total from investment operations ................        0.04             0.37
                                                       -------          -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.40)           (0.73)
 Net realized gain ...............................          --            (0.06)
 Capital .........................................       (0.28)              --
                                                       -------          -------
 Total distributions .............................       (0.68)           (0.79)
                                                       -------          -------
Net asset value, end of period ...................     $  9.02          $  9.66
                                                       =======          =======
TOTAL RETURN (A) .................................        0.4%             3.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $22,460          $15,300
Ratios to average net assets:
 Net expenses (b) ................................       1.28%            1.39%
 Gross expenses (b) ..............................       1.28%            1.44%
 Net investment income (b) .......................       6.60%            6.92%
SEE NOTES TO FINANCIAL HIGHLIGHTS.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


* Commencement of operations


(a) Total Returns are historical and assume changes in share price, reinvestments of dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.


(b) Annualized for periods of less than one year.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of twelve portfolios (each referred to as a "Portfolio"), as follows:
Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Bantam Value Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio. Effective November 1, 1996, the Board of Directors of the Fund approved the offering of two different classes of shares for the Portfolios--Institutional Shares and Retail ("Open") Shares. Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. The Equity Portfolio is operated as a "diversified" fund as defined in the Act. The remaining Portfolios are "non-diversified".

2. SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies:


(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price, or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.


Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.


Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.


(B) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.



                                                                              93

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THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(C) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Certain Portfolios may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce a Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.


(D) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.


At December 31, 1998, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains. The capital loss carryforwards will expire on December 31, 2006, as follows:



PORTFOLIO                AMOUNT
------------------   -------------
Small Cap            $6,880,893
Emerging Markets     50,767,177
High Yield            1,150,441
Strategic Yield      14,900,897


Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first


94


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THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


day of the following tax year. For the tax year ended December 31, 1998, the following Portfolios elected to defer net capital and currency losses arising between November 1, 1998 and December 31, 1998 as follows:




PORTFOLIO                    AMOUNT
------------------------- ------------
Global Equity             $   9,036
International Equity      2,186,212
International Small Cap      77,804
Emerging Markets          2,332,238
Bond                        147,945
High Yield                  916,890
Strategic Yield           6,526,143


(E) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio, and Strategic Yield Portfolio and to pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio will, beginning in 1999, be declared and paid annually, as is already the policy on shares of Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio, Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differ-ences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net, realized gains--net, and paid in capital.


As a result of these book-tax differences, the Portfolios made the following reclassifications to the capital accounts for the period ended December 31, 1998:




                                     INCREASE (DECREASE)
                       ------------------------------------------------
                                          UNDISTRIBUTED     ACCUMULATED
                                            INVESTMENT       REALIZED
                            PAID IN           INCOME           GAIN
PORTFOLIO                   CAPITAL         (LOSS)-NET      (LOSS)-NET
---------------------- ----------------  ---------------   ------------
Equity                 $    (3,896)      $       --        $   3,896
Mid Cap                    (34,733)          34,733               --
Small Cap                       --          (11,267)          11,267
Bantam Value              (331,086)         331,086               --
Global Equity                   --          (15,993)          15,993
International Equity            --       (8,486,397)       8,486,397
International
   Small Cap                    --         (626,958)         626,958
Emerging Markets                --         (757,497)         757,497
Bond                            --           (7,258)           7,258
High Yield                 (40,186)          57,767          (17,581)
International Fixed-
   Income                  862,859       (1,690,968)         828,109
Strategic Yield        (13,821,243)       4,907,327        8,913,916


(F) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio, with the exception of the initial registration costs for Mid Cap Portfolio and High Yield Portfolio, which are being amortized over a one year period. In the event that any of the initial shares of any of the Portfolios are redeemed during such period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.



                                                                              95


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THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


(G) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets. The Portfolios will accrue distribution fees and shareholders' services fees to the respective class. Each Portfolio's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(H) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(I) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(J) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

(K) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio: Equity Portfolio, 0.75%; Mid Cap Portfolio, 0.75%; Small Cap Portfolio, 0.75%; Bantam Value Portfolio, 0.75%; Global Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Small Cap Portfolio, 0.75%; Emerging Markets Portfolio, 1.00%; Bond Portfolio, 0.50%; High Yield Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; and Strategic Yield Portfolio, 0.75%. The investment management fees are accrued daily and payable monthly.


The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets for the respective shares:


96


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THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                INSTITUTIONAL      OPEN
                                   SHARES         SHARES
                                   ANNUAL         ANNUAL
                                  OPERATING      OPERATING
PORTFOLIO                         EXPENSES       EXPENSES
----------------------------   --------------   ----------
Mid Cap                              1.05%          1.35%
Bantam Value                         1.05           1.35
Global Equity                        1.05           1.35
International Equity                   --           1.25
International Small Cap                --           1.43
Emerging Markets                       --           1.60
Bond                                 0.80           1.10
High Yield                           1.05           1.35
International Fixed-Income             --           1.35
Strategic Yield                        --           1.39



For the period ended December 31, 1998, the Manager did not impose all or part of its management fee, resulting in waivers of: $92,050 for the Mid Cap Portfolio-- Institutional, $27,631 for the Mid Cap Portfolio--Open, $19,868 for Bantam Value Portfolio--Institutional, $20,864 for Bantam Value Portfolio--Open, $92,237 for Global Equity Portfolio--Institutional, $27,748 for Global Equity Portfolio--Open, $16,356 for International Small Cap Portfolio--Open, $17,870 for Emerging Markets Portfolio--Open, $11,309 for Bond Portfolio--Open,
$106,214 for High Yield Portfolio--Institutional, $1,725 for High Yield Portfolio--Open and $21,538 for International Fixed-Income Portfolio--Open. For the same period, the Manager has agreed to reimburse expenses amounting to $46,680 for Global Equity Portfolio--Institutional, $27,913 for Global Equity Portfolio--Open, and $17,352 for High Yield Portfolio--Open.

The Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such expenses at the annual rate of $37,500 plus $7,500 per additional class, and 0.02% of average assets up to $1 billion plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Mid Cap Portfolio and the High Yield Portfolio for one year or until each Portfolio reaches net assets of $50 million, if sooner than one year.

The Fund has a distribution agreement with Lazard Freres & Co. LLC ( the "Distributor"). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides the Open Shares of each Portfolio with distribution services pursuant to a separate Distribution Plan ( the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from the Open Shares. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Open Shares will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Open Shares for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if an Open Shares shareholder invests directly through the Distributor. Usually the fees are paid to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and Lazard Retirement Series, Inc., a related party, and reimburses them for travel and out of pocket expenses.


                                                                              97


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THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES


Purchases and sales of portfolio securities (excluding short-term securities), for the period ended December 31, 1998 were as follows:





PORTFOLIO                   PURCHASES             SALES
---------                   ---------             -----
Equity                  $  376,717,969      $  322,976,016
Mid Cap                     71,077,865          49,548,865
Small Cap                  920,425,918         666,023,146
Bantam Value                68,145,410          70,382,975
Global Equity               14,478,497           7,475,625
International
   Equity                1,476,601,503       1,016,242,686
International
   Small Cap               118,808,775          95,428,959
Emerging Markets           225,355,228          91,141,160
Bond (1)                   359,513,537         347,301,971
High Yield                 155,743,204         111,954,902
International
 Fixed-Income (2)          196,053,754         206,224,048
Strategic Yield (3)      1,174,069,468       1,103,003,518


(1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $297,283,221 AND $290,790,971, RESPECTIVELY.

(2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $18,533,747 AND $19,557,196, RESPECTIVELY.

(3) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $479,341,480 AND $412,931,475, RESPECTIVELY.

For the year ended December 31, 1998, Equity Portfolio, Mid Cap Portfolio, Bantam Value Portfolio, Small Cap Portfolio, Global Equity Portfolio, and Emerging Markets Portfolio paid brokerage commissions of $51,625, $5,270, $3,635, $61,090, $2,734 and $812, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.



5. LINE OF CREDIT



The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the bank's Cost of Funds plus 0.50%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.08% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the year ended December 31, 1998, the Fund had no borrowings under this Agreement.



98


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THE LAZARD FUNDS, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


The Board of Directors and Shareholders
The Lazard Funds, Inc.



We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Lazard Funds, Inc. (comprised of Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Bantam Value Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio) as of December 31, 1998 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Lazard Funds, Inc. as of December 31, 1998, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.



                                                      ANCHIN, BLOCK & ANCHIN LLP



New York, New York
February 4, 1999

TAX INFORMATION (UNAUDITED)
THE LAZARD FUNDS, INC.
YEAR ENDED DECEMBER 31, 1998

The following tax information represents year end disclosures of various tax benefits passed through to shareholders for 1998.

The amount of long-term capital gain paid was as follows:



  PORTFOLIO                                  AMOUNT
  --------                                   ------
  Equity                                $27,923,199
  Mid Cap                                        --
  Small Cap                               5,615,464
  Bantam Value                              329,477
  Global Equity                             818,097
  International Equity                  122,836,110
  International Small Cap                13,581,815
  Emerging Markets                               --
  Bond                                      114,254
  High Yield                                     --
  International Fixed-Income                     --
  Strategic Yield                                --


Of the distributions made by the following Portfolios, the corresponding percentage representing the amount of each distribution which qualifies for the dividends received deduction available to corporate shareholders, is as follows:


  PORTFOLIO                               PERCENTAGE
  --------                               -----------
  Equity                                  100.00%
  Mid Cap                                  42.12
  Small Cap                               100.00
  Bantam Value                                --
  Global Equity                            37.94
  International Equity                      0.30
  International Small Cap                     --
  Emerging Markets                          1.10
  Bond                                        --
  High Yield                                  --
  International Fixed-Income                  --
  Strategic Yield                           2.60


The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112


TELEPHONE
(800) 823-6300



INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112

Telephone: (212) 632-6400



DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Telephone: (800) 986-3455



INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018


LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

                LAZARDFunds
                      30 Rockefeller Plaza
                      New York, NY 10112
                      Telephone (800) 823-6300
                      http://www.lazardfunds.com








This report is for the information of the stockholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.